GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 64.6%
Angola – 1.1%
Republic of Angola (NR/Caa1)(a)
	$9,610,000	8.250%		05/09/28	$ 10,017,224
Republic of Angola (CCC+/Caa1)
	2,670,000	9.125	(a)	11/26/49	2,732,244
	2,010,000	9.125		11/26/49	2,056,858

					14,806,326

Argentina(b) – 1.3%
Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	51,191
	$1,479,348	1.000		07/09/29	559,933
	19,634,677	0.125	(c)	07/09/30	7,039,032
EUR	3,559,900	0.125		07/09/30	1,441,523
	$25,840,015	0.125	(c)	07/09/35	8,178,365
	1,434,455	0.125	(c)	07/09/41	509,949

					17,779,993

Armenia(a) – 0.3%
Republic of Armenia (NR/NR)
	2,100,000	3.950		09/26/29	2,075,850
Republic of Armenia (NR/Ba3)
	2,150,000	3.600		02/02/31	2,025,434

					4,101,284

Azerbaijan – 0.8%
Republic of Azerbaijan (NR/Ba2u)
	2,914,000	4.750		03/18/24	3,154,041
	7,600,000	3.500		09/01/32	7,876,925

					11,030,966

Bahrain – 1.5%
Kingdom of Bahrain (B+/NR)(a)
	1,950,000	4.250		01/25/28	1,949,391
	3,040,000	5.250		01/25/33	2,960,200
Kingdom of Bahrain (B+/B2u)
	3,440,000	7.375	(a)	05/14/30	3,878,170
	1,380,000	7.375		05/14/30	1,555,777

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Bahrain – (continued)
Kingdom of Bahrain (B+/B2u) – (continued)
	$4,410,000	5.625	%(a)	09/30/31	$ 4,453,549
	340,000	5.625		09/30/31	343,357
	680,000	5.450		09/16/32	674,900
	4,770,000	5.450	(a)	09/16/32	4,734,225

					20,549,569

Belarus(a) – 0.3%
Republic of Belarus Ministry of Finance (NR/NR)
	1,400,000	5.875		02/24/26	1,291,500
Republic of Belarus Ministry of Finance (B/NR)
	3,280,000	6.378		02/24/31	2,832,280

					4,123,780

Belize(a)(d) – 0.1%
Republic of Belize (D/Caa3)
	2,569,169	4.938		02/20/34	1,028,470

Benin(a) – 0.3%
Benin Government International Bond (B+/NR)
EUR	3,830,000	4.875		01/19/32	4,534,327

Bermuda(a)(b) – 0.3%
Bermuda Government Bond (A+/A2)
	$1,900,000	2.375		08/20/30	1,896,794
	1,890,000	3.375		08/20/50	1,910,672

					3,807,466

Bolivia – 0.0%
Republic of Bolivian (B+/B2)
	200,000	4.500		03/20/28	180,038

Brazil – 0.5%
Republic of Brazil (BB-/Ba2)
	4,470,000	3.875		06/12/30	4,514,141
	1,530,000	4.750	(b)	01/14/50	1,486,300

					6,000,441

Cameroon – 0.5%
Republic Of Cameroon (NR/NR)
EUR	5,640,000	5.950		07/07/32	6,687,631

Chile(b) – 0.2%
Republic of Chile (A/A1)
	$390,000	3.500		01/25/50	408,842
	2,180,000	3.100		01/22/61	2,087,759

					2,496,601

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia(b) – 2.6%
Republic of Colombia (BB+/Baa2)
	$4,620,000	3.000%		01/30/30	$ 4,515,472
	12,560,000	3.125		04/15/31	12,267,980
	1,300,000	3.250		04/22/32	1,270,750
	920,000	5.625		02/26/44	1,040,923
	1,910,000	5.000		06/15/45	2,024,958
	10,370,000	4.125		05/15/51	9,824,279
	3,870,000	3.875		02/15/61	3,455,910

					34,400,272

Costa Rica(a) – 0.1%
Republic of Costa Rica (B/B2)
	1,080,000	6.125		02/19/31	1,141,965

Dominican Republic – 2.7%
Dominican Republic (NR/NR)
DOP	8,900,000	18.500	(a)	02/04/28	241,494
	152,600,000	10.750		08/11/28	3,130,046
Dominican Republic (BB-/Ba3)
	$450,000	6.875		01/29/26	520,819
	1,500,000	8.625		04/20/27	1,841,531
	4,750,000	4.500	(a)	01/30/30	4,847,375
	3,130,000	4.875	(a)	09/23/32	3,223,900
	3,160,000	6.850	(a)	01/27/45	3,573,367
	6,499,000	6.850		01/27/45	7,349,150
	8,760,000	6.500	(a)	02/15/48	9,552,780
	360,000	6.400	(a)	06/05/49	387,518
	1,760,000	5.875		01/30/60	1,753,730

					36,421,710

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ecuador – 2.0%
Republic of Ecuador (B-/NR)
	$3,532,360	0.000	%(a)(e)	07/31/30	$ 1,950,525
	630,000	0.000	(e)	07/31/30	347,878
	993,040	0.500	(a)(c)	07/31/30	851,532
	1,120,000	0.500	(c)	07/31/30	960,400
	14,798,455	0.500	(a)(c)	07/31/35	10,136,942
	6,840,000	0.500	(c)	07/31/35	4,685,400
	12,041,936	0.500	(a)(c)	07/31/40	7,450,948
	110,000	0.500	(c)	07/31/40	68,062

					26,451,687

Egypt – 3.2%
Republic of Egypt (NR/B2)
	1,450,000	7.500		01/31/27	1,627,444
Republic of Egypt (B/NR)
EUR	120,000	4.750		04/11/25	148,230
	1,770,000	6.375	(a)	04/11/31	2,185,746
	1,059,000	6.375		04/11/31	1,307,743
Republic of Egypt (B/B2)
	8,360,000	4.750	(a)	04/16/26	10,317,440
	1,330,000	5.625	(a)	04/16/30	1,582,272
	7,200,000	5.625		04/16/30	8,565,681
	$3,340,000	5.875	(a)	02/16/31	3,230,406
	1,090,000	7.500	(a)	02/16/61	1,016,084
Republic of Egypt (B/B2u)
	3,610,000	7.625	(a)	05/29/32	3,815,996
	2,850,000	8.700	(a)	03/01/49	3,006,394
	990,000	8.700		03/01/49	1,044,326
	4,750,000	8.875	(a)	05/29/50	5,117,531

					42,965,293

El Salvador – 0.7%
Republic of El Salvador (B-/B3)
	580,000	6.375		01/18/27	523,450
	370,000	8.250		04/10/32	350,575

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
El Salvador – (continued)
Republic of El Salvador (B-/B3) – (continued)
$290,000	7.625%		02/01/41	$ 256,650
610,000	7.125	(b)	01/20/50	520,025
5,670,000	9.500	(a)(b)	07/15/52	5,556,600
Republic of El Salvador (B-/B3)(b)
2,120,000	9.500		07/15/52	2,077,600

				9,284,900

Ethiopia – 0.1%
Ethiopia International Bond (B-/Caa1)
1,510,000	6.625		12/11/24	1,391,371

Gabon – 0.4%
Republic of Gabon (NR/Caa1)(a)
2,760,000	6.625		02/06/31	2,770,005
Republic of Gabon (NR/NR)
1,854,118	6.375		12/12/24	1,970,348

				4,740,353

Ghana – 1.1%
Republic of Ghana (NR/B1)
1,970,000	10.750		10/14/30	2,484,416
Republic of Ghana (B-/B3)
2,370,000	6.375	(a)	02/11/27	2,378,591
800,000	7.750	(a)	04/07/29	816,750
2,660,000	8.625	(a)	04/07/34	2,738,969
1,410,000	8.875	(a)	05/07/42	1,423,660
210,000	8.627	(a)	06/16/49	201,836
379,000	8.627		06/16/49	364,266
Republic of Ghana (B-/B3u)(a)
4,640,000	8.125		03/26/32	4,704,670

				15,113,158

Guatemala – 2.0%
Republic of Guatemala (BB-/Ba1)
4,220,000	4.500	(a)	05/03/26	4,626,966
5,430,000	4.500		05/03/26	5,953,656
7,400,000	4.375	(a)	06/05/27	8,055,825
350,000	4.375		06/05/27	381,019
6,120,000	6.125	(a)(b)	06/01/50	7,438,860

				26,456,326

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Honduras – 0.3%
Republic of Honduras (BB-/B1)
	$1,310,000	7.500	%(a)	03/15/24	$ 1,403,583
	1,120,000	7.500		03/15/24	1,200,010
	1,170,000	5.625	(a)(b)	06/24/30	1,223,235

					3,826,828

Hungary – 0.3%
Hungary Government International Bond (BBB/Baa3)
EUR	3,250,000	1.750		06/05/35	4,083,223

Indonesia – 4.1%
Perusahaan Penerbit SBSN (BBB/Baa2)(a)
	$25,540,000	4.400		03/01/28	29,120,389
	5,620,000	2.550		06/09/31	5,628,430
	2,530,000	3.800		06/23/50	2,641,162
Republic of Indonesia (BBB/Baa2)
EUR	1,950,000	1.100		03/12/33	2,263,656
	1,550,000	0.900		02/14/27	1,855,488
	$2,380,000	3.850		10/15/30	2,645,965
	350,000	4.625		04/15/43	404,753
	2,960,000	3.050		03/12/51	2,934,100
	4,070,000	4.450		04/15/70	4,813,538
	2,040,000	3.350		03/12/71	2,046,120
Republic of Indonesia (NR/Baa2)
	$550,000	4.350		01/11/48	623,837

					54,977,438

Iraq – 0.2%
Republic of Iraq (NR/NR)(b)
	218,750	5.800		01/15/28	211,340
Republic of Iraq (B-/Caa1u)
	1,790,000	6.752		03/09/23	1,826,135

					2,037,475

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ivory Coast – 0.7%
Republic of Ivory Coast (NR/Ba3)
EUR	1,860,000	5.250%		03/22/30	$ 2,298,953
	1,480,000	4.875	(a)	01/30/32	1,750,304
	$570,000	6.125		06/15/33	601,635
EUR	3,260,000	6.625	(a)	03/22/48	4,059,547

					8,710,439

Jamaica – 0.7%
Jamaica Government International Bond (B+/B2)
	$6,290,000	7.875		07/28/45	8,788,309

Jordan(a) – 0.2%
Kingdom of Jordan (B+/B1)
	3,000,000	5.850		07/07/30	3,122,813

Kenya – 0.8%
Republic of Kenya (B/B2u)
	3,900,000	7.000	(a)	05/22/27	4,279,762
	610,000	7.000		05/22/27	669,399
	750,000	7.250	(a)	02/28/28	827,250
	550,000	7.250		02/28/28	606,650
	4,160,000	8.000	(a)	05/22/32	4,671,680

					11,054,741

Lebanon(f) – 0.3%
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	451,694
Republic of Lebanon (D/NR)
	3,990,000	6.200		02/26/25	485,782
	310,000	6.100		10/04/22	38,614
	2,020,000	6.650		04/22/24	248,460
	130,000	6.600		11/27/26	15,990
	710,000	6.850		03/23/27	87,552
	750,000	6.650		11/03/28	92,250
	7,704,000	6.850		05/25/29	952,407

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Lebanon(f) – (continued)
Republic of Lebanon (D/NR) – (continued)
	$9,584,000	6.650%		02/26/30	$ 1,193,807
	1,520,000	7.050		11/02/35	187,435

					3,753,991

Macedonia(a) – 0.9%
Republic of North Macedonia (BB-/NR)
EUR	2,700,000	1.625	(b)	03/10/28	3,148,500
	6,840,000	2.750		01/18/25	8,502,371

					11,650,871

Mexico – 2.1%
United Mexican States (BBB/Baa1)(b)
	$3,300,000	4.750	(b)	04/27/32	3,778,087
EUR	850,000	1.350	(b)	09/18/27	1,044,424
	$820,000	4.500		04/22/29	927,266
	6,970,000	2.659	(b)	05/24/31	6,805,769
	520,000	4.600		01/23/46	560,073
	1,220,000	4.350		01/15/47	1,276,272
	200,000	4.600		02/10/48	214,975
	383,000	4.500	(b)	01/31/50	406,770
	12,809,000	3.771	(b)	05/24/61	11,914,772
	570,000	3.750	(b)	04/19/71	520,410

					27,448,818

Mongolia – 0.4%
Republic of Mongolia (B/B3)
	451,000	5.125		12/05/22	468,702
	1,430,000	5.125	(a)	04/07/26	1,519,375
Republic of Mongolia (B/B3u)
	2,600,000	5.625		05/01/23	2,742,675
Republic of Mongolia (NR/NR)(a)
	1,030,000	3.500		07/07/27	1,007,790

					5,738,542

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Morocco(a) – 1.2%
Kingdom of Morocco (BB+/Ba1u)
	$2,620,000	2.375%		12/15/27	$ 2,570,875
EUR	2,560,000	1.500		11/27/31	2,843,524
	$6,260,000	3.000		12/15/32	6,040,900
	4,640,000	4.000		12/15/50	4,297,800

					15,753,099

Mozambique(c) – 0.1%
Republic of Mozambique (NR/Caa2u)
	2,060,000	5.000		09/15/31	1,744,305

Nigeria – 1.8%
Republic of Nigeria (B-/B2)
	3,140,000	6.500		11/28/27	3,323,101
	2,800,000	7.143		02/23/30	2,951,025
	9,430,000	7.875		02/16/32	10,121,337
	7,020,000	7.696	(a)	02/23/38	7,192,429

					23,587,892

Oman – 2.5%
Oman Sovereign Sukuk Co. (NR/NR)(a)
	5,590,000	4.875		06/15/30	5,745,472
Republic of Oman (NR/Ba3)
	2,680,000	6.750	(a)	10/28/27	2,994,063
	3,900,000	5.625		01/17/28	4,084,031
	770,000	6.000		08/01/29	819,713
	4,820,000	6.250	(a)	01/25/31	5,155,894
	4,660,000	7.375	(a)	10/28/32	5,310,944
	4,250,000	6.750	(a)	01/17/48	4,224,234
	1,730,000	6.750		01/17/48	1,719,512
Republic of Oman (B+/Ba3)
	1,430,000	4.750		06/15/26	1,480,318
	1,280,000	6.500		03/08/47	1,248,640

					32,782,821

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Pakistan – 0.3%
Islamic Republic of Pakistan (B-/B3)
$1,640,000	6.875%		12/05/27	$ 1,699,757
Republic of Pakistan (NR/B3)
1,360,000	7.375	(a)	04/08/31	1,397,400
620,000	8.875	(a)	04/08/51	656,425
580,000	8.250		09/30/25	641,009

				4,394,591

Panama – 1.5%
Panama Notas del Tesoro (BBB/Baa2)
2,560,000	3.750		04/17/26	2,744,480
Republic of Panama (BBB/Baa1)(b)
3,680,000	3.870		07/23/60	3,751,990
Republic of Panama (BBB/Baa2)(b)
5,340,000	4.500		04/16/50	6,050,220
6,500,000	4.500		04/01/56	7,368,563

				19,915,253

Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B-/B2)
1,450,000	8.375		10/04/28	1,453,625

Paraguay – 2.8%
Republic of Paraguay (BB/NR)(a)
4,590,000	5.600		03/13/48	5,401,283
Republic of Paraguay (BB/Ba1)
1,010,000	5.000	(a)	04/15/26	1,145,908
685,000	5.000		04/15/26	777,175
2,770,000	4.700	(a)	03/27/27	3,132,351
400,000	4.950	(b)	04/28/31	459,450
2,760,000	4.950	(a)(b)	04/28/31	3,170,205
13,049,000	2.739	(a)(b)	01/29/33	12,664,054
5,650,000	6.100		08/11/44	7,012,356
3,250,000	5.400	(a)(b)	03/30/50	3,792,953

				37,555,735

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Peru(b) – 0.6%
Republic of Peru (BBB+/A3)
EUR	580,000	1.250%		03/11/33	$ 668,608
	$3,600,000	2.780		12/01/60	3,208,050
	5,190,000	3.230	(g)	07/28/21	4,551,954

					8,428,612

Philippines – 0.3%
Republic of Philippines (BBB+/Baa2)
	1,320,000	1.648		06/10/31	1,275,653
	550,000	2.950		05/05/45	531,025
	2,940,000	2.650		12/10/45	2,716,376

					4,523,054

Qatar – 1.6%
Republic of Qatar (AA-/Aa3)
	10,470,000	5.103	(a)	04/23/48	13,891,073
	2,950,000	4.817	(a)	03/14/49	3,796,834
	240,000	4.817		03/14/49	308,895
	2,770,000	4.400	(a)	04/16/50	3,372,475

					21,369,277

Romania – 2.5%
Republic of Romania (BBB-/Baa3)
EUR	3,330,000	2.375	(a)	04/19/27	4,313,295
	7,360,000	2.875		05/26/28	9,726,922
	$2,070,000	3.000	(a)	02/14/31	2,146,719
EUR	2,320,000	2.124	(a)	07/16/31	2,833,984
	1,730,000	2.124		07/16/31	2,113,273
	9,380,000	2.000	(a)	04/14/33	11,066,725
	1,400,000	2.750	(a)	04/14/41	1,643,450

					33,844,368

Russia – 2.3%
Russian Federation Bond (NR/NR)
	10,800,000	1.850		11/20/32	12,494,753

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Russia – (continued)
Russian Federation Bond (NR/NR) – (continued)
	$3,400,000	4.750%		05/27/26	$ 3,867,075
	3,200,000	4.375	(a)	03/21/29	3,604,800
	4,200,000	5.100	(a)	03/28/35	4,994,850
	4,600,000	5.100		03/28/35	5,470,550

					30,432,028

Saudi Arabia – 1.6%
Saudi Government International Bond (NR/A1)
	1,770,000	2.750	(a)	02/03/32	1,816,905
	920,000	4.500		10/26/46	1,081,000
	3,600,000	4.625		10/04/47	4,306,500
	1,380,000	5.000		04/17/49	1,743,975
	1,770,000	3.750	(a)	01/21/55	1,870,447
	410,000	3.750		01/21/55	433,268
	8,270,000	4.500	(a)	04/22/60	10,010,835

					21,262,930

Senegal(a) – 0.7%
Republic of Senegal (NR/NR)
EUR	3,600,000	5.375		06/08/37	4,198,000
Republic of Senegal (B+/Ba3)
	4,580,000	4.750		03/13/28	5,664,257

					9,862,257

Serbia – 0.3%
Republic of Serbia (NR/Ba2)
	2,740,000	3.125	(a)	05/15/27	3,610,402
	440,000	3.125		05/15/27	579,772

					4,190,174

South Africa – 1.7%
Republic of South Africa (NR/Ba2)
	$810,000	4.850		09/27/27	870,396
	2,550,000	5.650		09/27/47	2,603,869
Republic of South Africa (BB-/Ba2)
	2,670,000	4.300		10/12/28	2,758,110
	7,690,000	4.850		09/30/29	8,157,648
	1,180,000	6.250		03/08/41	1,297,853
	6,120,000	5.750		09/30/49	6,266,497

					21,954,373

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sri Lanka – 1.1%
Republic of Sri Lanka (CCC+/Caa1)
	$200,000	5.750	%(a)	04/18/23	$ 148,850
	4,380,000	6.850	(a)	03/14/24	3,010,702
	910,000	6.350	(a)	06/28/24	622,099
	2,630,000	6.125		06/03/25	1,757,662
	6,010,000	6.850	(a)	11/03/25	4,029,705
	2,290,000	6.850		11/03/25	1,535,445
	1,690,000	6.750	(a)	04/18/28	1,057,095
	230,000	6.750		04/18/28	143,865
	4,240,000	7.550	(a)	03/28/30	2,681,270

					14,986,693

Tajikistan – 0.1%
Republic of Tajikistan (B-/B3)
	710,000	7.125		09/14/27	646,899

Trinidad and Tobago(a)(b) – 0.1%
Republic of Trinidad & Tobago (BBB-/Ba1)
	1,560,000	4.500		06/26/30	1,627,568

Tunisia(a) – 0.1%
Banque Centrale de Tunisie International Bond (NR/NR)
EUR	760,000	6.375		07/15/26	831,217
Banque Centrale de Tunisie International Bond (NR/B3)
	850,000	6.750		10/31/23	974,375

					1,805,592

Turkey – 3.3%
Republic of Turkey (NR/B2)
	$5,380,000	4.250		03/13/25	5,278,452
EUR	5,290,000	3.250		06/14/25	6,205,188
	2,870,000	5.200		02/16/26	3,567,515
	$1,200,000	4.875		10/09/26	1,172,850
	4,780,000	6.000		03/25/27	4,872,015

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Turkey – (continued)
Republic of Turkey (NR/B2) – (continued)
	$6,210,000	5.250%		03/13/30	$ 5,887,080
	6,460,000	5.950		01/15/31	6,320,706
	7,440,000	5.750		05/11/47	6,360,270
	999,000	7.375		02/05/25	1,079,732
	3,640,000	6.000		01/14/41	3,282,370

					44,026,178

Ukraine – 3.3%
Ukraine Government Bond (B/NR)
EUR	2,890,000	6.750		06/20/26	3,734,803
	970,000	4.375		01/27/30	1,072,541
	$600,000	8.994		02/01/24	665,400
EUR	2,210,000	4.375	(a)	01/27/30	2,443,623
	$873,000	7.253	(a)	03/15/33	907,811
	3,578,000	1.258	(h)	05/31/40	4,230,538
Ukraine Government Bond (B/B3u)
	1,050,000	7.750		09/01/21	1,060,041
	7,470,000	7.750		09/01/23	8,048,925
	9,860,000	7.750		09/01/24	10,755,411
	2,630,000	7.750		09/01/25	2,879,850
	7,020,000	7.750		09/01/26	7,747,447

					43,546,390

United Arab Emirates(a) – 0.6%
Finance Department Government of Sharjah (BBB-/Baa3)
	2,700,000	3.625		03/10/33	2,729,531
	6,310,000	4.000		07/28/50	5,797,313

					8,526,844

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Uruguay(b) – 0.2%
Republic of Uruguay (BBB/Baa2)
$2,360,000	4.375%	01/23/31	$ 2,749,105

Uzbekistan(a) – 0.2%
Republic of Uzbekistan (BB-/NR)
1,460,000	5.375	02/20/29	1,634,744
1,160,000	3.700	11/25/30	1,155,577

			2,790,321

Vietnam(b)(i) – 0.3%
Debt and Asset Trading Corp. (NR/NR)
4,680,000	1.000	10/10/25	4,207,028

Zambia – 0.3%
Republic of Zambia (D/NR)
5,834,000	5.375	09/20/22	3,654,636

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $856,254,907)			$ 862,309,063

Corporate Obligations – 23.8%
Azerbaijan – 0.1%
State Oil Co. of the Azerbaijan Republic (BB-/Ba2)
$400,000	4.750%	03/13/23	$ 422,825
State Oil Co. of the Azerbaijan Republic (BB-/NR)
1,040,000	6.950	03/18/30	1,307,670

			1,730,495

Bahrain(a) – 0.2%
CBB International Sukuk Programme Co. SPC (B+/B2u)
2,670,000	3.950	09/16/27	2,722,566

Brazil – 0.5%
Banco do Brasil SA (CCC+/NR)(b)(h) (10 Year CMT + 4.398%)
2,920,000	6.250	10/29/49	2,988,620
Banco do Brasil SA (CCC+/B2)(b)(h) (10 Year CMT + 6.362%)
290,000	9.000	06/29/49	322,436
BRF SA (NR/Ba2)(b)
1,140,000	4.875	01/24/30	1,193,295
Embraer Overseas Ltd. (BB/Ba2)
13,000	5.696	09/16/23	13,845
Itau Unibanco Holding SA/Cayman Island (NR/B1)(b)(h) (5 year CMT + 3.446%)
480,000	3.875	04/15/31	475,650
Samarco Mineracao SA (NR/WR)(f)
1,855,000	4.125	11/01/22	1,349,281
430,000	5.750	10/24/23	330,966
800,000	5.375	09/26/24	611,750

			7,285,843

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
British Virgin Islands – 0.6%
Easy Tactic Ltd. (NR/NR)(b)
$380,000	8.125%		07/11/24	$ 329,127
Fortune Star BVI Ltd. (BB/NR)(b)
640,000	5.950		10/19/25	672,720
Huarong Finance 2017 Co. Ltd.
1,130,000	4.750		04/27/27	785,350
(-1x5 Year CMT + 6.983%)
3,730,000	4.000	(b)(h)	12/31/99	2,331,250
Huarong Finance 2019 Co. Ltd.(b)
2,140,000	3.375		02/24/30	1,465,900
Kunzhi Ltd. (NR/NR)(f)
490,000	6.250		10/17/20	40,211
Sino-Ocean Land Treasure IV Ltd. (NR/Baa3)(b)
320,000	4.750		01/14/30	324,660
Studio City Finance Ltd. (BB-/B1)(a)(b)
430,000	6.000		07/15/25	451,043
350,000	6.500		01/15/28	374,500
Sunny Express Enterprises Corp. (NR/A3)(b)(h) (-1x3 Year CMT + 4.762%)
870,000	3.350		12/31/99	887,563

				7,662,324

Burundi – 1.5%
The African Export-Import Bank (NR/Baa1)(a)(b)
3,260,000	2.634		05/17/26	3,300,359
2,920,000	3.798		05/17/31	3,008,768
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
8,747,000	5.375		03/14/22	8,950,018
4,530,000	4.875		05/23/24	4,754,008

				20,013,153

Chile – 0.4%
Embotelladora Andina SA (BBB/NR)(a)
506,000	5.000		10/01/23	550,528
Empresa de los Ferrocarriles del Estado (A/NR)(a)(b)
600,000	3.068		08/18/50	518,813
Empresa de Transporte de Pasajeros Metro SA (A/NR)(a)(b)
830,000	3.650		05/07/30	888,515

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile – (continued)
GNL Quintero SA (BBB/Baa2)
$1,060,000	4.634%		07/31/29	$ 1,151,425
Inversiones CMPC SA (BBB-/NR)(a)(b)
660,000	4.375		05/15/23	692,092
Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)(a)(b)
1,931,000	4.375		01/28/25	2,095,521

				5,896,894

China – 0.8%
Agile Group Holdings Ltd. (NR/Ba3)(b)(h) (-1x5 Year CMT + 11.294%)
200,000	7.875		12/31/99	204,038
Central China Real Estate Ltd. (NR/B1)(b)
360,000	7.250		08/13/24	308,880
China Aoyuan Group Ltd. (NR/NR)(b)
1,060,000	5.980		08/18/25	935,450
China SCE Group Holdings Ltd. (NR/NR)(b)
660,000	5.950		09/29/24	661,650
Country Garden Holdings Co. Ltd. (NR/Baa3)(b)
670,000	3.300		01/12/31	630,554
iQIYI, Inc. (NR/NR)(j)
1,390,000	3.750		12/01/23	1,388,610
630,000	2.000		04/01/25	589,028
70,000	4.000		12/15/26	70,263
Kaisa Group Holdings Ltd. (NR/B2)(b)
260,000	11.950		11/12/23	265,980
Meituan (BBB-/Baa3)
480,000	2.125		10/28/25	474,523
310,000	3.050	(b)	10/28/30	304,860
NIO, Inc. (NR/NR)(a)(j)
140,000	0.000	(e)	02/01/26	132,664
310,000	0.500		02/01/27	292,206
Redsun Properties Group Ltd. (NR/B3)(b)
220,000	9.700		04/16/23	223,231
Ronshine China Holdings Ltd. (NR/NR)(b)
400,000	7.350		12/15/23	378,075
Ronshine China Holdings Ltd. (NR/B2)(b)
200,000	7.100		01/25/25	178,850
Sunac China Holdings Ltd. (BB-/B1)(b)
880,000	8.350		04/19/23	909,590

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China – (continued)
Times China Holdings Ltd. (B+/B1)(b)
$200,000	6.750%		07/08/25	$ 202,850
VLL International, Inc. (NR/NR)(b)
210,000	7.250		07/20/27	221,196
Yuzhou Group Holdings Co. Ltd. (NR/B2)(b)
400,000	6.000		10/25/23	350,450
630,000	7.700		02/20/25	537,390
410,000	5.375	(h)	12/31/99	345,425
Zhenro Properties Group Ltd. (NR/B2)(b)(h) (-1x3 Year CMT + 13.414%)
790,000	10.250		12/31/99	803,232

				10,408,995

Colombia – 0.8%
Banco de Bogota SA (NR/Ba2)
6,870,000	6.250	(a)	05/12/26	7,539,825
670,000	6.250		05/12/26	735,325
Grupo Aval Ltd. (NR/Ba2)
590,000	4.750		09/26/22	605,635
1,530,000	4.375	(a)(b)	02/04/30	1,512,329

				10,393,114

Cyprus – 0.2%
MHP SE (B/NR)
1,910,000	7.750		05/10/24	2,074,738

Dominican Republic(a)(b) – 0.3%
Aeropuertos Dominicanos Siglo XXI SA (B+/B1)
3,220,000	6.750		03/30/29	3,371,541

Hong Kong – 0.4%
CNAC HK Finbridge Co. Ltd (BBB/NR)
1,190,000	5.125		03/14/28	1,361,658
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
2,600,000	3.875		06/19/29	2,749,175
1,000,000	3.000		09/22/30	987,690

				5,098,523

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – 0.1%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
$200,000	3.949%		02/12/30	$ 200,413
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
270,000	4.375		07/03/29	281,337
270,000	4.200	(b)	08/04/27	281,804

				763,554

Indonesia – 1.2%
Indofood CBP Sukses Makmur Tbk PT (NR/Baa3)(b)
1,220,000	3.398		06/09/31	1,235,003
410,000	4.745		06/09/51	421,659
Indonesia Asahan Aluminium Persero PT (NR/Baa2)(b)
1,620,000	5.450		05/15/30	1,884,566
1,060,000	5.800	(a)	05/15/50	1,253,317
Pertamina Persero PT (NR/Baa2)(b)
2,250,000	2.300		02/09/31	2,158,875
2,890,000	4.150		02/25/60	2,893,251
Pertamina Persero PT (BBB/Baa2)
1,030,000	6.500		05/27/41	1,332,112
2,020,000	6.000		05/03/42	2,471,127
Perusahaan Gas Negara Tbk PT (NR/Baa2)
1,730,000	5.125		05/16/24	1,913,056

				15,562,966

Ireland – 0.3%
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(b)(h) (5 Year USD Swap + 5.416%)
310,000	7.500		10/05/27	318,777
Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
3,010,000	5.550		02/14/23	3,140,371

				3,459,148

Israel(a)(b) – 0.3%
Leviathan Bond Ltd. (BB-/Ba3)
3,350,000	5.750		06/30/23	3,492,040

Ivory Coast(a)(i) – 0.2%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)
2,450,000	5.333		02/15/28	2,643,397

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Japan(b) – 0.1%
SoftBank Group Corp. (B+/B2u)(h) (5 Year USD ICE Swap + 4.226%)
$1,310,000	6.000%		12/31/99	$ 1,323,100
SoftBank Group Corp. (BB+/Ba3u)
290,000	5.125		09/19/27	305,588

				1,628,688

Kazakhstan – 0.8%
KazMunayGas National Co. JSC (NR/Baa3)(a)(b)
2,100,000	3.500		04/14/33	2,174,944
KazMunayGas National Co. JSC (BB/Baa3)
6,002,000	4.750		04/19/27	6,847,156
Tengizchevroil Finance Co. International Ltd. (BBB-/Baa2)(a)(b)
1,690,000	2.625		08/15/25	1,733,412

				10,755,512

Luxembourg – 0.2%
Gazprom PJSC Via Gaz Capital SA (BBB-/Baa2)(j)
410,000	8.625		04/28/34	609,567
Puma International Financing SA (NR/B1)(b)
200,000	5.000		01/24/26	201,288
Rede D’or Finance S.a.r.l. (BB/NR)(b)
980,000	4.500	(a)	01/22/30	999,600
820,000	4.500		01/22/30	836,400

				2,646,855

Macau(b) – 0.0%
MGM China Holdings Ltd. (B+/Ba3)(a)
440,000	4.750		02/01/27	450,450
Wynn Macau Ltd. (BB-/B1)
200,000	5.625		08/26/28	208,975

				659,425

Malaysia(b) – 0.8%
Axiata Spv5 Labuan Ltd. (BBB+/Baa2)
360,000	3.064		08/19/50	342,630
Genm Capital Labuan Ltd. (BBB/NR)(a)
2,430,000	3.882		04/19/31	2,424,820
Petronas Capital Ltd. (A-/A2)(a)
4,410,000	4.550		04/21/50	5,445,534
1,890,000	4.800		04/21/60	2,497,805

				10,710,789

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mauritius – 0.5%
Cliffton Ltd. (NR/B1)(a)(b)
$250,000	6.250%		10/25/25	$ 245,547
India Green Power Holdings (NR/Ba3)(a)(b)
670,000	4.000		02/22/27	672,010
MTN Mauritius Investments Ltd. (BB-/Ba2)
3,390,000	5.373		02/13/22	3,457,800
1,790,000	4.755		11/11/24	1,910,601
550,000	6.500	(a)	10/13/26	636,900

				6,922,858

Mexico – 4.0%
Banco Mercantil del Norte SA (BB-/Ba2)(a)(b)(h) (5 Year CMT + 4.967%)
2,050,000	6.750		12/31/99	2,203,750
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(b)(h) (5 Year CMT + 2.995%)
1,090,000	5.950		10/01/28	1,181,492
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa1)
330,000	4.125		11/09/22	343,159
BBVA Bancomer SA (BB/NR)(a)(b)(h) (5 Year CMT + 2.650%)
1,510,000	5.125		01/18/33	1,571,344
Cemex SAB de CV (BB/NR)(a)(b)
400,000	7.375		06/05/27	450,020
200,000	5.200		09/17/30	219,170
Industrias Penoles SAB de CV (BBB/NR)(a)(b)
400,000	4.750		08/06/50	431,450
Mexico City Airport Trust (BBB/Baa3)
1,180,000	4.250	(a)(b)	10/31/26	1,275,728
1,409,000	4.250	(b)	10/31/26	1,523,305
3,680,000	3.875	(a)(b)	04/30/28	3,865,840
1,630,000	5.500	(a)(b)	10/31/46	1,642,531
722,000	5.500		10/31/46	727,550
6,099,000	5.500	(b)	07/31/47	6,152,366

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (BBB/Ba2)
EUR	13,560,000	5.125%		03/15/23	$ 16,910,848
	$760,000	5.350		02/12/28	745,522
	1,030,000	6.375		01/23/45	885,800
	2,480,000	5.625		01/23/46	2,017,790
	705,000	6.750		09/21/47	618,638
	5,231,000	6.350		02/12/48	4,431,703
	3,343,000	7.690	(b)	01/23/50	3,205,101
	3,043,000	6.950	(b)	01/28/60	2,689,251
Unifin Financiera SAB de CV (BB-/NR)(b)
	690,000	7.375		02/12/26	647,651
	200,000	8.375		01/27/28	184,750

					53,924,759

Morocco(a)(b) – 0.1%
OCP SA (BB+/NR)
	740,000	3.750		06/23/31	748,325

Netherlands – 1.6%
Bharti Airtel International Netherlands B.V. (BBB-/Ba1)
	550,000	5.125		03/11/23	581,900
Greenko Dutch B.V. (NR/Ba1)(a)(b)
	670,000	3.850		03/29/26	686,750
IHS Netherlands Holdco B.V. (B/B2)(a)(b)
	490,000	7.125		03/18/25	508,926
	400,000	8.000		09/18/27	434,375
Lukoil International Finance B.V. (BBB/NR)
	1,800,000	4.750		11/02/26	2,023,650
Lukoil Securities B.V. (BBB/NR)(a)
	1,280,000	3.875		05/06/30	1,357,133
Metinvest B.V. (B/NR)(b)
	301,000	7.750	(a)	04/23/23	321,480
	200,000	7.750		04/23/23	213,288
	500,000	8.500		04/23/26	568,375
Minejesa Capital B.V. (NR/Baa3)
	1,070,000	4.625		08/10/30	1,132,980
MV24 Capital B.V. (BB/NR)(a)
	1,204,563	6.748		06/01/34	1,334,054

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Netherlands – (continued)
NE Property B.V. (BBB/NR)(b)
EUR	980,000	1.750%		11/23/24	$ 1,193,991
	2,440,000	3.375		07/14/27	3,192,499
PPF Telecom Group B.V. (BB+/Ba1)(b)
	1,648,000	2.125		01/31/25	2,005,273
Prosus NV (BBB-/Baa3)(b)
	$460,000	5.500		07/21/25	525,550
	3,220,000	3.680	(a)	01/21/30	3,441,375
	480,000	3.680		01/21/30	513,000
	1,500,000	4.027	(a)	08/03/50	1,432,500

					21,467,099

Pakistan – 0.6%
The Third Pakistan International Sukuk Co. Ltd. (NR/B3)
	2,130,000	5.500		10/13/21	2,143,046
The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	5,200,000	5.625		12/05/22	5,345,600

					7,488,646

Panama – 0.6%
Aeropuerto Internacional de Tocumen SA (BB+/NR)(b)
	2,490,000	5.625		05/18/36	2,671,303
	197,249	6.000		11/18/48	214,508
Autoridad del Canal de Panama (A-/A2)(a)
	380,000	4.950		07/29/35	465,619
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)(a)(b)
	2,830,000	2.375		09/14/25	2,901,288
Banco Nacional de Panama (BBB/Baa2)(a)(b)
	1,990,000	2.500		08/11/30	1,924,827

					8,177,545

Peru – 0.6%
ABY Transmision Sur SA (BBB/NR)(a)
	4,970,628	6.875		04/30/43	6,311,144
Corp. Lindley SA (BBB+/NR)
	407,500	6.750	(a)	11/23/21	412,033
	890,000	6.750		11/23/21	899,901
	120,000	4.625	(a)	04/12/23	122,873

					7,745,951

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Philippines(b)(h) – 0.0%
SMC Global Power Holdings Corp. (NR/NR) (-1x 5 year CMT + 9.199%)
$310,000	7.000%		12/31/99	$ 327,748

Singapore(b) – 0.0%
Innovate Capital Pte Ltd. (NR/NR)(d)
668,412	6.000		12/11/24	177,837
Trafigura Group Pte Ltd. (NR/NR)(h) (5 Year USD Swap + 6.647%)
470,000	6.875		12/31/99	477,109

				654,946

South Africa – 0.2%
Eskom Holdings SOC Ltd. (CCC+/Caa2)
520,000	6.750		08/06/23	543,010
2,170,000	7.125		02/11/25	2,290,435

				2,833,445

Thailand(a)(b) – 0.5%
GC Treasury Center Co. Ltd. (NR/NR)
450,000	4.300		03/18/51	492,368
GC Treasury Center Co. Ltd. (BBB/Baa2)
1,740,000	2.980		03/18/31	1,772,951
PTT Treasury Center Co. Ltd.
2,850,000	3.700		07/16/70	2,853,206
PTTEP Treasury Center Co. Ltd. (NR/Baa1)
1,040,000	2.993		01/15/30	1,076,595

				6,195,120

Turkey – 1.1%
Akbank T.A.S. (NR/B2)
570,000	6.800		02/06/26	601,279
Akbank T.A.S. (NR/Caa2)(b)(h) (5 Year USD Swap + 4.029%)
564,000	6.797		04/27/28	567,384
Hazine Mustesarligi Varlik Kiralama AS (NR/B2)(a)
2,130,000	5.125		06/22/26	2,127,204
TC Ziraat Bankasi A/S (NR/B2)
500,000	5.125		05/03/22	508,375
Turkiye Vakiflar Bankasi TAO (NR/B2)
1,090,000	8.125	(a)	03/28/24	1,181,151
860,000	8.125		03/28/24	931,918
880,000	5.250	(a)	02/05/25	872,740
900,000	5.250		02/05/25	892,575
750,000	6.500	(a)	01/08/26	765,938

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Turkey – (continued)
Yapi ve Kredi Bankasi A/S (NR/B2)
$1,820,000	6.100%		03/16/23	$ 1,883,472
200,000	5.850		06/21/24	205,225
Yapi ve Kredi Bankasi A/S (NR/Caa3u)(b)(h) (5 Year USD Swap + 11.245%)
3,930,000	13.875		12/31/99	4,488,797

				15,026,058

United Arab Emirates – 2.4%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
7,490,000	4.600		11/02/47	8,788,111
DP World Crescent Ltd. (NR/Baa3)
840,000	4.848		09/26/28	964,950
1,390,000	3.875		07/18/29	1,506,412
1,500,000	3.750	(b)	01/30/30	1,614,375
DP World PLC (NR/Baa3)
1,070,000	5.625		09/25/48	1,335,694
290,000	6.850	(a)	07/02/37	391,373
DP World Salaam (NR/Ba2)(b)(h) (5 Year CMT + 5.750%)
6,350,000	6.000		12/31/99	6,975,078
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)(a)
510,000	2.160		03/31/34	500,438
580,000	2.625		03/31/36	568,400
500,000	2.940		09/30/40	493,750
NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(b)(h) (6 Year USD Swap + 2.832%)
2,480,000	4.500		12/31/99	2,592,065
Sharjah Sukuk Program Ltd. (BBB-/Baa3)
1,370,000	4.226		03/14/28	1,506,829
4,900,000	3.234		10/23/29	5,063,231

				32,300,706

United Kingdom – 0.6%
Gazprom PJSC via Gaz Finance PLC (BB/NR)(a)(b)(h) (5 Year CMT + 4.264%)
4,150,000	4.599		10/15/99	4,299,919
Gazprom PJSC Via Gaz Finance PLC (BBB-/Baa2)(a)
1,780,000	3.250		02/25/30	1,771,990

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United Kingdom – (continued)
Vedanta Resources Finance II PLC (B-/NR)(a)(b)
	$770,000	8.950%		03/11/25	$ 754,600
Vedanta Resources Finance II PLC (B-/Caa1)(b)
	260,000	9.250		04/23/26	227,549
Vedanta Resources Ltd. (B-/Caa1)(b)
	1,170,000	6.125		08/09/24	978,266

					8,032,324

United States – 0.7%
Brazil Loan Trust 1 (BB-/NR)(a)(i)
	4,045,679	5.477		07/24/23	4,195,622
Sasol Financing USA LLC (BB/Ba2)(b)
	4,800,000	5.875		03/27/24	5,114,400

					9,310,022

Uzbekistan – 0.0%
National Bank of Uzbekistan (BB-/NR)
	600,000	4.850		10/21/25	628,800

Venezuela – 0.5%
Petroleos de Venezuela SA (CCC-/NR)(f)
	2,180,000	5.500		04/12/37	87,200
Petroleos de Venezuela SA (NR/NR)
	41,690,000	6.000	(f)	05/16/24	1,667,600
	138,210,000	6.000		10/28/22	4,422,720
	3,387,934	6.000	(f)	11/15/26	143,987
	19,170,000	5.375	(f)	04/12/27	814,725

					7,136,232

TOTAL CORPORATE OBLIGATIONS (Cost $365,961,068)					$ 317,901,144

Agency Debenture – 0.1%
Pakistan Water & Power Development Authority (B-/NR)
	$940,000	7.500%		06/04/31	$ 936,475
(Cost $940,000)

Structured Notes(a)(e) – 1.4%
United Kingdom – 0.3%
Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)
EGP	74,375,000	0.000%		12/23/21	$ 4,456,565

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Structured Notes(a)(e) – (continued)
United States – 1.1%
Republic of Egypt (Issuer Citigroup Global Markets) (NR/NR)
EGP	112,000,000	0.000%	05/26/22	$ 6,318,598
Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)
	60,650,000	0.000	04/14/22	3,496,823
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	78,475,000	0.000	09/02/21	4,903,125

				14,718,546

TOTAL STRUCTURED NOTES (Cost $19,250,433)				$ 19,175,111

Shares	Dividend Rate	Value

Investment Company(k) – 4.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
59,771,319	0.026%	$ 59,771,319
(Cost $59,771,319)

TOTAL INVESTMENTS – 94.4% (Cost $1,302,177,727)		$1,260,093,112

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.6%		74,678,596

NET ASSETS – 100.0%		$1,334,771,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(d)	Pay-in-kind securities.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security is currently in default and/or non-income producing.

(g)	Actual maturity date is June 28, 2121.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $11,046,047, which represents approximately 0.8% of the Fund’s net assets as of June 30, 2021.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(k)	Represents an affiliated fund.

Security ratings disclosed, if any, are obtained from by S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— South Korean Won Certificate of Deposit
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	4,454,595	USD	3,339,770	07/06/21	$1,068
	BRL	30,831,068	USD	5,937,699	07/02/21	259,536
	CAD	1,576,170	USD	1,264,725	09/15/21	6,749
	CNH	31,816,701	USD	4,886,363	09/15/21	5,842
	EUR	1,154,915	CZK	29,282,872	09/15/21	10,823
	EUR	1,119,929	HUF	389,119,293	09/15/21	18,795
	EUR	4,364,876	SEK	44,229,578	09/15/21	11,988
	GBP	879,142	EUR	1,020,396	09/15/21	4,476
	HUF	399,397,997	EUR	1,123,451	09/15/21	11,660
	HUF	82,895,664	USD	278,043	09/15/21	1,301
	IDR	69,686,911,481	USD	4,786,273	07/01/21	16,720
	JPY	168,924,695	EUR	1,265,263	09/15/21	18,873
	KRW	6,141,944,491	USD	5,415,666	09/15/21	18,072
	MXN	22,462,364	USD	1,088,145	09/15/21	27,820
	NOK	4,703,507	USD	544,690	09/15/21	1,755
	NZD	1,787,899	JPY	137,960,167	09/15/21	6,812
	PEN	4,365,338	USD	1,124,632	07/09/21	9,908
	RUB	246,524,112	USD	3,314,043	08/18/21	31,269
	RUB	113,003,990	USD	1,463,782	10/01/21	59,120
	TRY	9,898,033	USD	1,089,553	09/15/21	4,091
	USD	4,953,772	AUD	6,423,459	07/02/21	136,443
	USD	12,623,105	AUD	16,379,400	07/06/21	338,951
	USD	4,132,856	AUD	5,447,642	09/15/21	46,061
	USD	5,025,241	BRL	24,874,942	07/02/21	25,224
	USD	9,469,522	CAD	11,563,404	09/15/21	141,489
	USD	2,554,745	CHF	2,340,759	09/15/21	19,713
	USD	5,721,490	CLP	4,100,891,869	08/12/21	143,506
	USD	4,040,852	CNH	26,227,987	09/15/21	7,979
	USD	1,328,480	COP	4,830,516,557	07/22/21	42,748
	USD	34,416,220	EUR	28,836,165	07/01/21	222,994
	USD	207,426,535	EUR	173,358,619	09/10/21	1,563,751
	USD	46,799,347	EUR	38,826,252	09/15/21	688,125
	USD	1,289,106	GBP	923,336	09/15/21	11,634
	USD	9,140,764	IDR	132,409,408,063	07/01/21	14,779
	USD	2,270,406	ILS	7,359,884	09/17/21	10,807
	USD	7,225,177	JPY	790,257,659	09/15/21	107,172
	USD	6,510,676	KRW	7,258,296,514	09/15/21	89,308
	USD	1,091,516	NOK	9,171,798	09/15/21	25,951
	USD	1,303,350	NZD	1,857,052	09/15/21	5,577
	USD	14,595,897	PLN	53,689,621	08/23/21	512,531
	USD	1,360,590	SEK	11,551,041	09/15/21	9,899
	USD	5,148,103	SGD	6,824,841	07/02/21	72,740
	USD	5,726,561	SGD	7,690,199	09/15/21	7,729
	USD	2,728,453	THB	86,705,168	09/15/21	23,987
	USD	5,517,080	TRY	48,988,362	08/16/21	24,928
	USD	5,588,544	TRY	50,369,307	09/15/21	23,186
	USD	5,162,712	TWD	141,988,796	07/06/21	74,876
	USD	1,361,350	TWD	37,789,726	07/15/21	6,688
	USD	476,452	ZAR	6,684,616	08/31/21	11,949
	USD	4,882,847	ZAR	68,531,530	09/15/21	130,560
	ZAR	23,498,928	USD	1,625,230	09/15/21	4,291

TOTAL						$5,072,254

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	5,447,249	EUR	3,450,422	09/15/21	$(11,325)
	AUD	6,423,459	USD	4,952,828	07/02/21	(135,498)
	AUD	11,924,804	USD	9,193,141	07/06/21	(249,826)
	AUD	11,744,139	USD	9,079,139	09/15/21	(268,743)
	BRL	8,084,539	USD	1,634,522	07/02/21	(9,481)
	BRL	24,874,942	USD	5,009,252	08/03/21	(26,435)
	CAD	1,459,700	JPY	131,593,395	09/15/21	(7,768)
	CAD	1,525,203	USD	1,251,048	09/15/21	(20,689)
	CLP	4,511,953,519	USD	6,362,880	08/12/21	(225,772)
	CNH	8,638,165	USD	1,334,625	07/28/21	(1,884)
	CNH	44,250,238	USD	6,880,771	09/15/21	(76,758)
	COP	10,137,349,880	USD	2,752,566	07/22/21	(54,323)
	CZK	58,176,129	EUR	2,283,320	09/15/21	(8,269)
	CZK	141,663,206	USD	6,788,538	09/15/21	(205,384)
	EUR	2,295,321	GBP	1,974,340	09/15/21	(5,586)
	EUR	1,149,328	HUF	407,982,796	09/15/21	(9,857)
	EUR	1,090,038	JPY	145,648,714	09/15/21	(17,324)
	EUR	1,152,689	NOK	11,891,482	09/15/21	(12,564)
	EUR	1,121,084	SEK	11,423,509	09/15/21	(4,346)
	EUR	28,836,166	USD	34,397,698	07/01/21	(204,472)
	EUR	68,399,211	USD	83,185,855	09/15/21	(1,952,903)
	GBP	4,794,420	USD	6,771,715	09/15/21	(138,443)
	HUF	1,392,983,838	EUR	3,969,111	09/15/21	(19,715)
	HUF	1,149,585,105	USD	4,026,004	09/15/21	(152,097)
	IDR	177,072,370,735	USD	12,248,017	07/01/21	(43,750)
	IDR	27,170,185,298	USD	1,890,667	07/19/21	(28,461)
	IDR	28,098,350,195	USD	1,938,755	07/26/21	(15,004)
	IDR	1,375,913,125	USD	94,422	09/17/21	(846)
	ILS	6,452,052	USD	1,991,855	09/17/21	(10,976)
	INR	202,740,266	USD	2,723,539	07/29/21	(6,518)
	JPY	300,586,910	CAD	3,374,480	09/15/21	(14,700)
	JPY	721,968,801	USD	6,559,805	09/15/21	(56,891)
	KRW	4,608,253,112	USD	4,087,239	09/15/21	(10,348)
	MXN	368,726,570	USD	18,560,603	09/15/21	(241,699)
	NOK	55,809,302	USD	6,697,418	09/15/21	(213,588)
	NZD	5,769,426	EUR	3,399,988	09/15/21	(6,051)
	NZD	2,033,969	USD	1,464,985	08/26/21	(43,465)
	NZD	2,466,718	USD	1,739,679	09/15/21	(15,850)
	PLN	9,928,756	EUR	2,215,629	09/15/21	(26,819)
	PLN	59,582,220	USD	16,268,235	09/15/21	(638,533)
	RUB	198,123,544	USD	2,715,220	08/18/21	(26,700)
	SEK	11,244,101	EUR	1,116,616	09/15/21	(11,327)
	SEK	53,741,952	USD	6,510,207	09/15/21	(226,032)
	SGD	12,693,226	USD	9,513,101	07/02/21	(73,653)
	SGD	6,818,201	USD	5,149,251	09/15/21	(78,883)
	THB	42,032,250	USD	1,345,557	09/15/21	(34,508)
	TRY	31,661,646	USD	3,547,340	09/15/21	(49,011)
	TWD	141,988,796	USD	5,132,107	07/06/21	(44,269)
	TWD	184,106,379	USD	6,671,367	07/15/21	(71,637)
	TWD	75,993,807	USD	2,730,888	07/23/21	(4,857)
	USD	4,693,486	AUD	6,261,144	09/15/21	(3,594)
	USD	2,758,644	BRL	14,040,665	07/02/21	(63,616)
	USD	1,332,016	CNH	8,638,165	07/28/21	(725)
	USD	1,596,714	COP	6,048,351,455	07/22/21	(13,167)
	USD	7,818,446	IDR	114,349,874,153	07/01/21	(62,830)
	USD	1,336,999	IDR	19,588,372,935	07/26/21	(4,117)
	USD	9,848,100	MXN	197,851,345	08/04/21	(34,612)
	USD	5,404,711	MXN	111,716,976	09/15/21	(145,561)
	USD	2,552,469	NZD	3,667,416	09/15/21	(10,450)
	USD	1,090,695	PEN	4,345,658	07/09/21	(38,731)
	USD	2,722,564	PLN	10,389,604	09/15/21	(2,853)
	USD	1,216,404	RUB	94,271,339	10/01/21	(54,047)
	USD	4,359,741	SGD	5,868,385	07/02/21	(4,345)
	USD	1,338,790	THB	43,209,451	09/15/21	(8,978)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	2,947,878	TRY	26,924,042	09/15/21	$(26,988)
	USD	4,080,350	TWD	114,127,387	07/15/21	(10,818)
	USD	5,062,644	TWD	141,349,031	07/26/21	(9,087)
	USD	2,731,445	ZAR	39,802,401	09/15/21	(28,632)
	ZAR	70,917,681	USD	5,026,642	08/13/21	(87,779)
	ZAR	61,518,706	USD	4,383,163	09/15/21	(117,173)

TOTAL						$(6,541,941)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	130	09/21/21	$19,136,406	$289,811
Ultra Long U.S. Treasury Bonds	174	09/21/21	33,527,625	994,207
2 Year U.S. Treasury Notes	396	09/30/21	87,246,843	(128,493)
5 Year U.S. Treasury Notes	953	09/30/21	117,628,493	(225,531)
10 Year U.S. Treasury Notes	585	09/21/21	77,512,500	300,427
20 Year U.S. Treasury Bonds	245	09/21/21	39,383,750	890,441

TOTAL FUTURES CONTRACTS				$2,120,862

SWAP CONTRACTS – At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%(a)	3M WIBOR(b)	12/16/21	PLN	243,090		$(83,199)	$(5,644)	$(77,555)
1M BID Avg(c)	3.390%(c)	01/03/22	BRL	173,620		(314,250)	—	(314,250)
1M BID Avg(c)	4.12(c)	01/03/22		72,125		176,321	167,103	9,218
5.800(c)	1M BID Avg(c)	01/02/23		130,700		211,568	115,508	96,060
1M BID Avg(c)	4.230(c)	01/02/23		50,105		(246,161)	(488,357)	242,196
5.600(c)	Mexico IB TIIE 28D(c)	09/13/23	MXN	797,180	(d)	522,370	(10,551)	532,921
6M EURO(e)	(0.500)(f)	09/15/23	EUR	31,830	(d)	(46,725)	(37,427)	(9,298)
3M CNY(b)	2.500(b)	09/15/23	CNY	110,990	(d)	(31,843)	(11,596)	(20,247)
1.250(b)	3M KWCDC(b)	09/15/23	KRW	139,181,860	(d)	431,950	115,738	316,212
0.843(f)	6M WIBOR(e)	09/15/23	PLN	239,201	(d)	141,187	(5,128)	146,315
1M BID Avg(c)	4.930(c)	01/02/24	BRL	34,105		(218,901)	(7,052)	(211,849)
1M BID Avg(c)	7.370(c)	01/02/24		138,500		19,348	119,151	(99,803)
(0.500)(f)	6M EURO(e)	09/15/24	EUR	19,790	(d)	90,254	78,248	12,006
6.320(c)	1M BID Avg(c)	01/02/25	BRL	112,253		673,228	(228,100)	901,328
6M WIBOR(e)	0.750(f)	12/16/25	PLN	48,880		(285,776)	(9,238)	(276,538)
1.500(b)	3M KWCDC(b)	09/15/26	KRW	10,814,980	(d)	89,963	48,649	41,314
3M JIBAR(b)	5.800(b)	09/15/26	ZAR	134,680	(d)	(159,818)	102	(159,920)
(0.500)(f)	6M EURO(e)	09/15/26	EUR	46,590	(d)	759,739	716,683	43,056
1.750(f)	6M WIBOR(e)	09/15/26	PLN	47,975	(d)	(148,492)	(32,087)	(116,405)
8.495(c)	1M BID Avg(c)	01/04/27	BRL	84,900		(208,144)	(141,648)	(66,496)
(0.250)(f)	6M EURO(e)	09/15/28	EUR	23,770	(d)	342,276	318,360	23,916
Mexico IB TIIE 28D(c)	6.860(c)	09/03/31	MXN	121,210	(d)	(101,351)	(32,546)	(68,805)
(0.250)(f)	6M EURO(e)	09/15/31	EUR	36,630	(d)	1,671,402	1,719,998	(48,596)
0.000(f)	6M EURO(e)	09/15/36		820	(d)	55,874	55,902	(28)
0.000(f)	6M EURO(e)	09/15/41		3,270	(d)	375,599	377,876	(2,277)
0.000%(f)	6M EURO(e)	09/15/51		800	(d)	132,552	135,675	(3,123)

TOTAL						$3,848,971	$2,959,619	$889,352

(a)	Payments made at termination date.
(b)	Payments made quarterly.
(c)	Payments made monthly.
(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.
(e)	Payments made semi-annually.
(f)	Payments made annually.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.074%	Deutsche Bank AG (London)	12/20/21	$15,570	$(73,994)	$5,463	$(79,457)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.082	JPMorgan Securities, Inc.	06/20/22	2,820	(26,340)	(5,988)	(20,352)

Protection Sold:
Ukraine Government, 7.375%, 09/25/32	5.000	3.800	Barclays Bank PLC	06/20/25	520	23,387	(18,823)	42,210
Republic of Colombia, 10.375%, 01/28/33	1.000	0.562	Citibank NA	12/20/22	3,940	26,845	—	26,845
Ukraine Government, 7.375%, 09/25/32	5.000	3.514	Deutsche Bank AG (London)	12/20/23	3,820	140,304	(165,957)	306,261
Republic of Colombia, 10.375%, 01/28/33	1.000	0.562	JPMorgan Securities, Inc.	12/20/22	3,600	24,527	489	24,038

TOTAL						$114,729	$(184,816)	$299,545

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Argentine Republic, 1.000%, 07/09/29	5.000%	18.385%	12/20/25	$560	$(215,585)	$(105,800)	$(109,785)
Federative Republic of Brazil, 4.250%, 01/07/25	1.000	1.197	12/20/24	13,220	(85,311)	(92,266)	6,955
ICE CD ITXAG 535, 1.000%, 06/20/26	1.000	0.838	06/20/26	37,110	300,198	551,302	(251,104)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS — (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000%	0.226%	06/20/24	$17,110	$401,862	$49,946	$351,916
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.471	12/20/25	2,310	55,144	79	55,065
Republic of Abu Dhabi, 3.125%, 08/03/26	1.000	0.252	12/20/24	4,140	109,391	78,785	30,606
Republic of Chile, 3.875%, 08/05/20	1.000	0.320	06/20/24	2,020	41,726	36,754	4,972
Republic of Chile, 3.875%, 08/05/20	1.000	0.386	12/20/24	12,630	273,744	221,167	52,577
Republic of Colombia, 10.375%, 01/28/33	1.000	0.875	06/20/24	2,730	10,972	(970)	11,942
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.669	12/20/25	22,960	341,839	107,975	233,864
Republic of Panama, 8.875%, 09/30/27	1.000	0.595	12/20/25	1,000	18,279	3,525	14,754
Republic of Peru, 8.750%, 11/21/33	1.000	0.556	12/20/24	4,420	70,042	7,129	62,913
Republic of South Africa, 5.875, 09/16/25	1.000	1.828	06/20/26	5,100	(200,861)	(186,587)	(14,274)
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.224	12/20/23	9,460	185,881	6,639	179,242
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.310	12/20/24	2,270	55,274	(14,700)	69,974
Republic of Turkey, 11.875%, 01/15/30	1.000	3.775	06/20/26	7,160	(888,716)	(1,056,372)	167,656
Russian Federation, 7.500%, 03/31/30	1.000	0.577	12/20/24	15,010	224,875	(485,771)	710,646
Russian Federation, 7.500%, 03/31/30	1.000	0.641	06/20/25	630	9,118	(2,308)	11,426
Russian Federation, 7.500%, 03/31/30	1.000	0.832	06/20/26	4,980	42,373	21,806	20,567
State of Qatar, 9.750%, 06/15/30	1.000	0.204	06/20/24	5,830	140,924	73,645	67,279
State of Qatar, 9.750%, 06/15/30	1.000	0.253	12/20/24	13,450	354,753	(148,364)	503,117

TOTAL					$1,245,922	$(934,386)	$2,180,308

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call AUD/Put USD	BofA Securities LLC	$0.783	07/02/2021	13,872,000	$13,872,000	$10	$53,323	$(53,313)

Puts
Put USD/Call TWD	BNP Paribas SA	27.200	07/02/2021	10,772,000	10,772,000	11	38,887	(38,876)
Put USD/Call TWD	UBS AG (London)	27.720	07/22/2021	10,882,000	10,882,000	19,784	26,824	(7,040)
Put USD/Call RUB	Barclays Bank PLC	72.350	09/30/2021	5,198,000	5,198,000	54,693	57,043	(2,350)

				26,852,000	$26,852,000	$74,488	$122,754	$(48,266)

Total purchased option contracts				40,724,000	$40,724,000	$74,498	$176,077	$(101,579)

Written option contracts
Calls
Call EUR/Put AUD	Barclays Bank PLC	$1.605	07/02/2021	(2,203,000)	$(2,203,000)	$(26)	$(6,541)	$6,515
Call EUR/Put NZD	Barclays Bank PLC	1.710	07/02/2021	(2,203,000)	(2,203,000)	(332)	(7,376)	7,044
Call USD/Put ZAR	Deutsche Bank AG (London)	15.500	08/27/2021	(5,350,000)	(5,350,000)	(27,804)	(32,817)	5,013
Call USD/Put TWD	UBS AG (London)	28.180	07/22/2021	(10,882,000)	(10,882,000)	(10,359)	(22,156)	11,797

				(20,638,000)	$(20,638,000)	$(38,521)	$(68,890)	$30,369

Puts
Put USD/Call RUB	JPMorgan Securities, Inc.	72.350	09/30/2021	(5,198,000)	(5,198,000)	(54,694)	(72,018)	17,324
Put EUR/Call AUD	Barclays Bank PLC	1.560	07/02/2021	(2,203,000)	(2,203,000)	(39)	(8,345)	8,306
Put EUR/Call NZD	Barclays Bank PLC	1.660	07/02/2021	(2,203,000)	(2,203,000)	(3)	(7,134)	7,131

				(9,604,000)	$(9,604,000)	$(54,736)	$(87,497)	$32,761

Total written option contracts				(30,242,000)	$(30,242,000)	$(93,257)	$(156,387)	$63,130

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
ICE CD ITXAG 535	— iTraxx Asia Ex-Japan Index 535
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 3.6%
Aerospace & Defense(b) – 0.1%
ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
$2,172,500	6.750%	03/19/26	$ 2,177,931

Airlines(b) – 0.1%
United Airlines, Inc. (BB-/Ba1) (3M LIBOR + 3.750%)
3,192,000	4.500	04/21/28	3,231,006

Building Materials(c) – 0.4%
Cornerstone Building Brands, Inc. (B+/B1) (1M LIBOR + 3.250%)
3,241,875	0.000	04/12/28	3,237,012
Quikrete Holdings, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
5,452,765	0.000	02/01/27	5,399,928

			8,636,940

Chemicals(b) – 0.3%
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
2,169,140	3.604	03/16/25	2,142,416
Polar US Borrower LLC (B-/B3) (1M LIBOR + 4.750%)
3,005,048	4.831	10/15/25	3,012,561
Starfruit Finco B.V. (B+/B1) (1M LIBOR + 2.750%)
2,125,210	2.843	10/01/25	2,107,953

			7,262,930

Commercial Services – 0.2%
APX Group, Inc. (B-/B2)(c) (3M PRIME + 4.000%)
1,870,484	0.000	12/31/25	1,873,121
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3)(b) (3M LIBOR + 1.500%)
2,218,827	2.500	02/28/25	2,324,620

			4,197,741

Consumer Cyclical Services(c) – 0.1%
The Hertz Corp. (B+/B2)
1,809,061	0.000	06/14/28	1,806,800
The Hertz Corp. (BB-/B2)
340,939	0.000	06/14/28	340,513

			2,147,313

Health Care - Pharmaceuticals(c) – 0.1%
Jazz Financing Lux S.a.r.l. (NR/NR)
2,150,000	0.000	04/21/28	2,160,750

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Healthcare Providers & Services(b) – 0.2%
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M LIBOR + 3.750%)
$4,903,293	3.854%	11/16/25	$ 4,889,171

Machinery-Diversified(b) – 0.3%
Titan Acquisition Ltd. (B-/B2) (3M LIBOR + 3.000%)
3,377,714	3.167	03/28/25	3,316,206
Vertical Midco GmbH (NR/NR) (6M LIBOR + 4.250%)
2,144,625	4.478	07/30/27	2,145,526

			5,461,732

Media - Non Cable(c) – 0.1%
Cambium Learning Group, Inc. (B-/B3) (3M LIBOR + 4.500%)
2,119,118	0.000	12/18/25	2,129,332

Packaging(b) – 0.1%
Charter NEX US, Inc. (NR/NR) (1M LIBOR + 4.250%)
1,916,160	5.250	12/01/27	1,916,160

Pharmaceuticals(b) – 0.1%
Endo Luxembourg Finance Company I S.a r.l. (B/B2) (3M LIBOR + 5.000%)
$3,341,625	5.750	03/27/28	3,219,455

Restaurants(b) – 0.2%
IRB Holding Corp. (B/B2) (3M LIBOR + 2.750%)
3,241,624	3.750	02/05/25	3,233,844

Retailing(b) – 0.1%
Staples, Inc. (B/B2) (3M LIBOR + 5.000%)
2,450,000	5.176	04/16/26	2,384,169

Services Cyclical - Consumer Services(b) – 0.1%
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 2.750%)
1,708,928	3.500	09/23/26	1,707,065

Technology - Software – 0.2%
Banff Merger Sub, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
1,627,886	3.854	10/02/25	1,617,712
Peraton Corp. (B+/B1)(c) (1M LIBOR + 3.750%)
2,194,500	0.000	02/01/28	2,199,065

			3,816,777

Technology - Software/Services(b) – 0.7%
Camelot U.S. Acquisition 1 Co. (B/B1) (1M LIBOR + 3.000%)
3,516,076	3.104	10/30/26	3,498,495

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (a) – (continued)
Technology - Software/Services(b) – (continued)
CentralSquare Technologies LLC (CCC+/Caa1) (3M LIBOR + 3.750%)
$3,177,645	3.896%	08/29/25	$ 2,960,167
Mitchell International, Inc. (B-/B2)
(1M LIBOR + 3.250%)
2,065,675	3.354	11/29/24	2,044,502
(1M LIBOR + 4.250%)
1,786,500	4.750	11/29/24	1,792,235
The Dun & Bradstreet Corp. (B+/B1) (1M LIBOR + 3.250%)
2,895,823	3.345	02/06/26	2,880,881
The Ultimate Software Group, Inc. (B-/B1) (3M LIBOR + 3.250%)
2,119,674	4.000	05/04/26	2,120,904

			15,297,184

Telecommunication Services – 0.2%
Altice France SA (B/B2)(b) (3M LIBOR + 3.688%)
1,950,392	3.871	01/31/26	1,932,350
Intelsat Jackson Holdings SA (NR/NR)(b) (3M LIBOR + 5.500%)
39,912	5.618	07/13/22	40,137
LogMeIn, Inc. (B-/B2)(c) (1M LIBOR + 4.750%)
3,216,917	0.000	08/31/27	3,210,902

			5,183,389

TOTAL BANK LOANS (Cost $78,767,956)			$ 79,052,889

Corporate Obligations – 93.6%
Advertising(d) – 0.4%
Lamar Media Corp. (BB-/B1)
$1,439,000	3.625%	01/15/31	$ 1,403,025
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
1,073,000	6.250	06/15/25	1,137,380
1,609,000	4.250	01/15/29	1,617,045
2,829,000	4.625	03/15/30	2,871,435
Terrier Media Buyer, Inc. (CCC+/Caa1)
888,000	8.875	12/15/27	959,040

			7,987,925

Aerospace & Defense – 2.1%
Howmet Aerospace, Inc. (BB+/Ba2)
1,257,000	6.875	05/01/25	1,456,549
Moog, Inc. (BB/Ba3)(d)
3,004,000	4.250	12/15/27	3,109,140
Spirit AeroSystems, Inc. (B/B2)(d)
2,754,000	7.500	04/15/25	2,939,895

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Spirit AeroSystems, Inc. (BB-/Ba2)(d)
$1,014,000	5.500%		01/15/25	$ 1,076,108
TransDigm UK Holdings PLC (B-/B3)
220,000	6.875		05/15/26	232,100
TransDigm, Inc. (B+/Ba3)(d)
1,290,000	8.000		12/15/25	1,391,588
TransDigm, Inc. (B-/B3)
3,492,000	6.375		06/15/26	3,614,220
1,200,000	7.500		03/15/27	1,276,500
8,988,000	5.500		11/15/27	9,381,225
3,570,000	4.625	(d)	01/15/29	3,574,462
7,173,000	4.875	(d)	05/01/29	7,244,730
Triumph Group, Inc. (B/B2)(d)
730,000	8.875		06/01/24	813,950
Triumph Group, Inc. (CCC-/Ca)(e)
4,727,000	7.750		08/15/25	4,856,992
Triumph Group, Inc. (CCC-/Caa2)(d)
3,886,000	6.250		09/15/24	3,939,432

				44,906,891

Airlines – 0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)(d)
730,000	5.500		04/20/26	773,800
968,000	5.750		04/20/29	1,046,650
Delta Air Lines, Inc. (B+/Baa3)
3,511,000	2.900		10/28/24	3,572,442
5,546,000	7.375		01/15/26	6,509,617
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/Ba3)(d)
4,532,223	5.750		01/20/26	4,855,144
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (NR/Ba2)(d)
1,375,000	8.000		09/20/25	1,557,188
United Airlines Holdings, Inc. (B/Ba3)
1,853,000	4.250		10/01/22	1,897,009

				20,211,850

Automotive – 5.2%
Adient Global Holdings Ltd. (B/B3)(d)
2,951,000	4.875		08/15/26	3,035,841

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Allison Transmission, Inc. (NR/Ba3)(d)
	$1,709,000	3.750%		01/30/31	$ 1,679,093
American Axle & Manufacturing, Inc. (B/B2)
	7,618,000	6.250		04/01/25	7,875,107
	224,000	6.250		03/15/26	231,000
	224,000	6.500	(e)	04/01/27	236,600
	1,731,000	6.875	(e)	07/01/28	1,886,790
Clarios Global LP/Clarios US Finance Co. (B/B1)
EUR	836,000	4.375		05/15/26	1,024,743
Clarios Global LP/Clarios US Finance Co. (CCC+/Caa1)(d)
	$7,998,000	8.500		05/15/27	8,717,820
Dana Financing Luxembourg S.a.r.l. (BB/B2)(d)
	2,380,000	5.750		04/15/25	2,454,375
EUR	1,175,000	3.000		07/15/29	1,429,551
Dana, Inc. (BB/B2)
	$4,243,000	5.375		11/15/27	4,508,187
	1,205,000	4.250		09/01/30	1,239,644
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(d)
	4,509,000	8.000		02/01/28	4,847,175
Ford Motor Co. (BB+/Ba2)
	4,704,000	9.000		04/22/25	5,796,532
	3,115,000	0.000	(d)(f)	03/15/26	3,444,022
	7,341,000	4.750		01/15/43	7,801,127
Ford Motor Credit Co. LLC (BB+/Ba2)
	4,000,000	4.140		02/15/23	4,145,264
	3,091,000	4.375		08/06/23	3,260,510
	1,837,000	3.810		01/09/24	1,921,860
	1,350,000	4.687		06/09/25	1,461,105
	3,020,000	3.375		11/13/25	3,116,685
	4,975,000	3.815		11/02/27	5,165,453
	2,010,000	2.900		02/16/28	2,000,063
	2,380,000	4.000		11/13/30	2,486,707
	6,357,000	3.625		06/17/31	6,476,524

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
IHO Verwaltungs GmbH (BB-/Ba2)(d)(g)
(PIK 5.500%, Cash 4.750%)
$2,695,000	4.750%		09/15/26	$ 2,759,006
(PIK 6.750%, Cash 6.000%)
900,000	6.000		05/15/27	940,500
(PIK 7.125%, Cash 6.375%)
2,985,000	6.375		05/15/29	3,223,800
Real Hero Merger Sub 2, Inc. (CCC/Caa2)(d)
961,000	6.250		02/01/29	997,038
Tenneco, Inc. (B+/Ba3)(d)
3,755,000	5.125		04/15/29	3,853,569
Tesla, Inc. (BB/B1)(d)
2,507,000	5.300		08/15/25	2,585,344
The Goodyear Tire & Rubber Co. (BB-/B2)
3,830,000	9.500		05/31/25	4,284,812
2,371,000	5.000	(d)	07/15/29	2,477,695
2,371,000	5.250	(d)	07/15/31	2,471,768
Wheel Pros, Inc. (CCC/Caa2)(d)
4,380,000	6.500		05/15/29	4,423,800

				114,259,110

Banks – 2.4%
Barclays PLC (B+/Ba2)(b) (5 Year CMT + 5.672%)
6,125,000	8.000		12/31/99	6,974,844
Citigroup, Inc. (BB+/Ba1)(b)
(3M USD LIBOR + 3.423%)
5,974,000	6.300		12/29/49	6,429,517
(5 Year CMT + 3.597%)
931,000	4.000		12/31/99	962,421
Credit Suisse Group AG (BB/NR)(b) (5 Year USD Swap + 3.455%)
1,129,000	6.250		12/29/49	1,236,255
Credit Suisse Group AG (BB-/Ba1u)(b)(d)
(5 Year CMT + 3.554%)
900,000	4.500		12/31/99	896,196
(5 Year CMT + 4.889%)
1,075,000	5.250		12/31/99	1,136,813
Deutsche Bank AG (BB+/Ba2)(b)
(5 Year USD ICE Swap + 2.553%)
3,935,000	4.875		12/01/32	4,249,800
(SOFR + 2.757%)
2,225,000	3.729		01/14/32	2,267,595
Deutsche Bank AG (BB-/B1)(b) (5 Year CMT + 4.524%)
1,800,000	6.000		12/31/99	1,908,000
Freedom Mortgage Corp. (B/B2)(d)
4,706,000	7.625		05/01/26	4,900,122
2,820,000	6.625		01/15/27	2,837,625

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC (NR/Baa3)(b) (5 Year CMT + 3.649%)
$2,110,000	4.600%	12/31/99	$ 2,183,196
Intesa Sanpaolo SpA (BB+/Ba1)(d)
2,350,000	5.017	06/26/24	2,551,818
3,120,000	5.710	01/15/26	3,487,296
Natwest Group PLC (BB-/Ba2)(b) (3M USD LIBOR + 2.320%)
2,200,000	2.467	12/31/99	2,172,500
Standard Chartered PLC (BB-/Ba1)(b)(d) (5 Year CMT + 3.805%)
2,610,000	4.750	12/31/99	2,711,138
The Bank of New York Mellon Corp. (BBB/Baa1)(b) (5 Year CMT + 4.358%)
1,190,000	4.700	12/31/99	1,308,774
UniCredit SpA (BB+/Baa3)(b)(d) (5 Year CMT + 4.750%)
3,415,000	5.459	06/30/35	3,711,422

			51,925,332

Beverages(d) – 0.1%
Primo Water Holdings, Inc. (B/B1)
1,657,000	4.375	04/30/29	1,657,000

Building Materials(d) – 1.8%
APi Group DE, Inc. (B/B1)
3,318,000	4.125	07/15/29	3,301,410
Builders FirstSource, Inc. (BB+/Ba2)
6,133,000	6.750	06/01/27	6,577,642
CP Atlas Buyer, Inc. (CCC/Caa2)
2,302,000	7.000	12/01/28	2,382,570
JELD-WEN, Inc. (BB-/B2)
3,638,000	4.625	12/15/25	3,710,760
4,116,000	4.875	12/15/27	4,296,075
Masonite International Corp. (BB+/Ba1)
2,609,000	5.375	02/01/28	2,772,062
SRM Escrow Issuer LLC (B+/B1)
6,599,000	6.000	11/01/28	6,961,945
Standard Industries, Inc. (BBB-/Ba2)
4,105,000	5.000	02/15/27	4,256,516
2,946,000	4.375	07/15/30	3,037,179
Victors Merger Corp. (CCC/Caa1)
2,150,000	6.375	05/15/29	2,166,125

			39,462,284

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 3.4%
Ashland Services B.V. (BB+/Ba1)(d)
EUR	825,000	2.000%		01/30/28	$ 990,896
Axalta Coating Systems LLC (BB-/B1)(d)
	$4,775,000	3.375		02/15/29	4,655,625
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(d)
	860,000	4.750		06/15/27	898,700
Herens Holdco S.a.r.l. (B/B2)(d)
	3,850,000	4.750		05/15/28	3,821,125
Hexion, Inc. (CCC+/B3)(d)
	1,656,000	7.875		07/15/27	1,784,340
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)(d)
	1,060,000	9.000		07/01/28	1,179,250
Ingevity Corp. (NR/Ba3)(d)
	4,223,000	4.500		02/01/26	4,296,902
	551,000	3.875		11/01/28	548,245
Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B2)(d)
	1,244,000	4.250		12/15/25	1,265,770
Methanex Corp. (BB/Ba1)
	4,316,000	5.125		10/15/27	4,650,490
	2,560,000	5.250		12/15/29	2,758,400
Minerals Technologies, Inc. (BB-/Ba3)(d)
	3,421,000	5.000		07/01/28	3,557,840
Nouryon Holding B.V. (B-/Caa1)(d)
	5,180,000	8.000		10/01/26	5,471,375
OCI NV (BB/Ba3)(d)
	1,350,000	5.250		11/01/24	1,390,500
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)(d)
	3,240,000	6.750		05/15/26	3,223,800
PQ Corp. (B/B3)(d)
	5,340,000	5.750		12/15/25	5,480,175
SPCM SA (BB+/Ba1)(d)
	3,180,000	4.875		09/15/25	3,251,550
The Chemours Co. (B/B1)
	263,000	5.375	(e)	05/15/27	285,026
	2,565,000	5.750	(d)	11/15/28	2,738,138

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B-/B2)(d)
$3,325,000	5.125%	04/01/29	$ 3,387,344
Tronox, Inc. (B/B3)(d)
5,297,000	4.625	03/15/29	5,343,349
Tronox, Inc. (B+/Ba3)(d)
2,048,000	6.500	05/01/25	2,170,880
Valvoline, Inc. (BB-/Ba3)(d)
1,946,000	3.625	06/15/31	1,946,000
WR Grace & Co-Conn (BB-/B1)(d)
6,718,000	5.625	10/01/24	7,423,390
993,000	4.875	06/15/27	1,052,580

			73,571,690

Commercial Services(d) – 3.0%
Alarm.com Holdings, Inc. (NR/NR)(f)
2,221,000	0.000	01/15/26	2,034,794
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC+/Caa1)
6,520,000	9.750	07/15/27	7,172,000
955,000	6.000	06/01/29	965,744
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl (B/B2)
4,100,000	4.625	06/01/28	4,098,725
APX Group, Inc. (B-/B1)
1,173,000	6.750	02/15/27	1,247,779
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (B/B3)
1,209,000	5.375	03/01/29	1,258,871
CoreLogic, Inc. (B/B1)
3,341,000	4.500	05/01/28	3,315,942
Garda World Security Corp. (CCC+/Caa2)
3,000,000	6.000	06/01/29	2,973,750
Gartner, Inc. (BB+/Ba3)
2,202,000	3.625	06/15/29	2,229,525
Graham Holdings Co. (BB/Ba1)
3,268,000	5.750	06/01/26	3,406,890
Modulaire Global Finance PLC (B-/B2)
2,375,000	8.000	02/15/23	2,446,250
MPH Acquisition Holdings LLC (B-/B3)(e)
7,276,000	5.750	11/01/28	7,285,095

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(d) – (continued)
Nielsen Finance LLC/Nielsen Finance Co. (BB/B2)
	$1,025,000	4.500%	07/15/29	$ 1,028,844
	1,275,000	4.750	07/15/31	1,273,406
Paysafe Finance PLC/Paysafe Holdings US Corp. (B+/B1)
	3,400,000	4.000	06/15/29	3,340,500
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)
	2,002,000	6.250	01/15/28	2,127,125
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)
	1,853,000	5.250	04/15/24	1,980,394
	6,803,000	3.375	08/31/27	6,581,902
Square, Inc. (BB/Ba2)
	646,000	2.750	06/01/26	655,690
	393,000	3.500	06/01/31	394,965
Team Health Holdings, Inc. (CCC/Ca)
	1,565,000	6.375	02/01/25	1,486,750
The Nielsen Co. Luxembourg S.a.r.l. (BB/B2)
	1,292,000	5.000	02/01/25	1,327,530
TriNet Group, Inc. (BB/Ba3)
	3,191,000	3.500	03/01/29	3,147,124
Verisure Holding AB (B/B1)
EUR	650,000	3.250	02/15/27	773,451
Verisure Midholding AB (CCC+/Caa1)
	725,000	5.250	02/15/29	883,834
Verscend Escrow Corp. (CCC+/Caa2)
	$2,092,000	9.750	08/15/26	2,204,445

				65,641,325

Computers – 1.2%
Banff Merger Sub, Inc. (CCC+/Caa2)(d)
	6,301,000	9.750	09/01/26	6,663,307
Booz Allen Hamilton, Inc. (BB-/Ba2)(d)
	626,000	4.000	07/01/29	638,520
Crowdstrike Holdings, Inc. (BB/Ba3)
	4,771,000	3.000	02/15/29	4,771,000
Dell International LLC/EMC Corp. (BB/Ba2)(d)
	3,033,000	7.125	06/15/24	3,097,451
KBR, Inc. (B+/B1)(d)
	2,613,000	4.750	09/30/28	2,613,000
Presidio Holdings, Inc. (CCC+/Caa1)(d)
	1,302,000	8.250	02/01/28	1,419,180

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Science Applications International Corp. (BB-/B1)(d)
	$4,439,000	4.875%	04/01/28	$ 4,649,853
Seagate HDD Cayman (BB+/Ba1)(d)
	3,348,000	3.375	07/15/31	3,235,005

				27,087,316

Cosmetics/Personal Care – 0.2%
Coty, Inc. (B-/Caa3)
EUR	2,750,000	4.000	04/15/23	3,231,955

Distribution & Wholesale(d) – 1.3%
American Builders & Contractors Supply Co., Inc. (B+/B1)
	$6,829,000	3.875	11/15/29	6,760,710
Avient Corp. (BB-/Ba3)
	2,139,000	5.750	05/15/25	2,259,319
BCPE Empire Holdings, Inc. (CCC/Caa2)
	3,848,000	7.625	05/01/27	3,905,720
Core & Main Holdings LP (CCC+/Caa1)(g) (PIK 9.375%, Cash 8.625%)
	4,877,000	8.625	09/15/24	4,980,636
Core & Main LP (CCC+/Caa1)
	2,658,000	6.125	08/15/25	2,707,837
Performance Food Group, Inc. (B/B2)
	923,000	5.500	06/01/24	923,000
Wolverine Escrow LLC (CCC+/Caa3)
	5,536,000	8.500	11/15/24	5,369,920
	293,000	9.000	11/15/26	284,943

				27,192,085

Diversified Financial Services – 4.5%
AerCap Holdings NV (BB+/Ba2)(b) (5 Year CMT + 4.535%)
	3,115,000	5.875	10/10/79	3,243,494
Ally Financial, Inc. (BB-/NR)(b) (5 year CMT + 3.868%)
	3,325,000	4.700	12/31/99	3,444,700
Capital One Financial Corp. (BB/Baa3)(b) (5 year CMT + 3.157%)
	2,085,000	3.950	12/31/99	2,129,306
Compass Group Diversified Holdings LLC (B+/B1)(d)
	3,138,000	5.250	04/15/29	3,259,598
Global Aircraft Leasing Co. Ltd. (NR/B1)(d)(g) (PIK 7.250%, Cash 6.500%)
	5,215,498	6.500	09/15/24	5,241,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB/Ba3)
	4,594,000	4.750	09/15/24	4,794,987

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
LD Holdings Group LLC (B+/B2)(d)
	$2,799,000	6.500%		11/01/25	$ 2,854,980
	2,120,000	6.125		04/01/28	2,106,750
Lincoln Financing S.a.r.l. (BB+/B1)
EUR	3,125,000	3.625	(d)	04/01/24	3,747,156
(3M Euribor + 3.875%)
	1,350,000	3.875	(b)	04/01/24	1,599,770
LPL Holdings, Inc. (BB/Ba2)(d)
	$3,979,000	4.000		03/15/29	3,998,895
	1,479,000	4.375		05/15/31	1,493,790
Midcap Financial Issuer Trust (B+/B1)(d)
	1,863,000	6.500		05/01/28	1,944,506
	1,075,000	5.625		01/15/30	1,079,031
Nationstar Mortgage Holdings, Inc. (B/B2)(d)
	2,731,000	6.000		01/15/27	2,823,171
	2,968,000	5.500		08/15/28	2,981,110
	540,000	5.125		12/15/30	537,975
Navient Corp. (B+/Ba3)
	1,063,000	7.250		01/25/22	1,102,863
	3,107,000	5.500		01/25/23	3,274,001
	2,723,000	5.875		10/25/24	2,940,840
	2,000,000	6.750		06/15/26	2,232,500
	5,413,000	5.000		03/15/27	5,609,221
	3,153,000	4.875		03/15/28	3,168,765
OneMain Finance Corp. (BB-/NR)
	1,458,000	3.500		01/15/27	1,467,113
OneMain Finance Corp. (BB-/Ba3)
	3,697,000	5.625		03/15/23	3,941,926
	1,929,000	8.875		06/01/25	2,131,545
	5,062,000	7.125		03/15/26	5,884,575
	3,038,000	6.625		01/15/28	3,486,105
PennyMac Financial Services, Inc. (BB-/B1)(d)
	1,690,000	5.375		10/15/25	1,778,725
	2,106,000	4.250		02/15/29	2,027,025
The Charles Schwab Corp. (BBB/Baa2)(b)
(10 Year CMT + 3.079%)
	2,180,000	4.000		12/31/99	2,229,399

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
The Charles Schwab Corp. (BBB/Baa2)(b) – (continued)
(5 Year CMT + 4.971%)
$1,658,000	5.375%		12/31/99	$ 1,836,550
United Wholesale Mortgage LLC (NR/Ba3)(d)
5,850,000	5.500		04/15/29	5,835,375
United Wholesale Mortgage LLC (NR/Ba3)(d)
1,955,000	5.500		11/15/25	2,018,538

				98,245,860

Electrical – 2.2%
Calpine Corp. (B+/B2)(d)
2,907,000	5.125		03/15/28	2,936,070
Calpine Corp. (BB+/Ba2)(d)
2,063,000	5.250		06/01/26	2,122,311
5,199,000	4.500		02/15/28	5,302,980
4,614,000	3.750		03/01/31	4,383,300
Clearway Energy Operating LLC (BB/Ba2)(d)
1,312,000	3.750		02/15/31	1,305,440
Edison International (BB+/Ba2)(b) (5 Year CMT + 4.698%)
2,175,000	5.375		12/31/99	2,199,469
FirstEnergy Corp. (BB/Ba1)
1,439,000	2.650		03/01/30	1,432,769
575,000	7.375		11/15/31	783,350
2,624,000	5.350		07/15/47	3,144,129
FirstEnergy Transmission LLC (BB/Baa2)(d)
1,439,000	5.450		07/15/44	1,786,159
Leeward Renewable Energy Operations LLC (NR/Ba3)(d)
1,110,000	4.250		07/01/29	1,125,263
NRG Energy, Inc. (BB+/Ba2)
2,916,000	5.750		01/15/28	3,101,895
1,560,000	3.375	(d)	02/15/29	1,526,850
883,000	5.250	(d)	06/15/29	938,188
PG&E Corp. (BB-/B1)
1,068,000	5.250		07/01/30	1,076,660
Pike Corp. (CCC+/B3)(d)
2,833,000	5.500		09/01/28	2,946,320
Talen Energy Supply LLC (BB-/Ba3)(d)
1,751,000	7.250		05/15/27	1,632,807
Talen Energy Supply LLC (CCC+/B3)
5,906,000	6.500	(e)	06/01/25	3,897,960
4,316,000	10.500	(d)	01/15/26	3,161,470

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Vistra Operations Co. LLC (BB/Ba2)(d)
	$2,136,000	5.000%	07/31/27	$ 2,192,070

				46,995,460

Electrical Components & Equipment(d) – 0.1%
Wesco Distribution, Inc. (BB-/B1)
	2,015,000	7.125	06/15/25	2,173,681

Electronics(d) – 0.6%
Atkore, Inc. (BB-/Ba3)
	2,593,000	4.250	06/01/31	2,618,930
Imola Merger Corp. (BB-/B1)
	3,286,000	4.750	05/15/29	3,380,473
Sensata Technologies B.V. (BB+/Ba3)
	1,014,000	5.000	10/01/25	1,130,610
	1,135,000	4.000	04/15/29	1,152,025
Sensata Technologies, Inc. (BB+/Ba3)
	3,389,000	4.375	02/15/30	3,566,922
	1,519,000	3.750	02/15/31	1,503,810

				13,352,770

Engineering & Construction(d) – 0.4%
Dycom Industries, Inc. (BB/Ba3)
	1,563,000	4.500	04/15/29	1,568,861
Global Infrastructure Solutions, Inc. (BB-/B1)
	4,213,000	5.625	06/01/29	4,370,988
Great Lakes Dredge & Dock Corp. (B/B2)
	736,000	5.250	06/01/29	757,160
MasTec, Inc. (BB/Ba2)
	2,073,000	4.500	08/15/28	2,179,241

				8,876,250

Entertainment – 2.4%
Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)(d)
	2,399,000	10.500	02/15/28	2,554,935
Banijay Group SAS (CCC+/Caa1)(d)
EUR	1,275,000	6.500	03/01/26	1,560,558
Boyne USA, Inc. (B/B1)(d)
	$720,000	4.750	05/15/29	744,300
Caesars Entertainment, Inc. (B/B1)(d)
	1,846,000	6.250	07/01/25	1,952,145
Caesars Entertainment, Inc. (CCC+/Caa1)(d)
	3,413,000	8.125	07/01/27	3,805,495

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
Caesars Resort Collection LLC/CRC Finco, Inc. (B+/B1)(d)
	$1,815,000	5.750%		07/01/25	$ 1,910,288
Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)(d)
	5,179,000	5.250		10/15/25	5,230,790
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op (B/Ba2)(d)
	1,799,000	5.500		05/01/25	1,879,955
Cinemark USA, Inc. (B/Caa1)(d)
	1,925,000	5.250		07/15/28	1,965,906
Everi Holdings, Inc. (B/B3)(d)
	440,000	5.000		07/15/29	440,000
International Game Technology PLC (BB/Ba3)(d)
	2,556,000	5.250		01/15/29	2,738,115
Lions Gate Capital Holdings LLC (CCC+/B3)(d)
	3,735,000	5.500		04/15/29	3,949,762
Motion Bondco DAC (CCC-/Caa2)(d)
	2,235,000	6.625		11/15/27	2,274,113
Penn National Gaming, Inc. (B/B3)(d)
	2,770,000	4.125		07/01/29	2,766,538
Pinewood Finance Co. Ltd. (BB/NR)
GBP	1,525,000	3.250		09/30/25	2,141,977
	2,125,000	3.250	(d)	09/30/25	2,984,722
Scientific Games International, Inc. (B-/Caa2)(d)
	$2,891,000	8.250		03/15/26	3,100,597
SeaWorld Parks & Entertainment, Inc. (CCC/Caa2)(d)
	4,829,000	9.500		08/01/25	5,197,211
Six Flags Theme Parks, Inc. (B/Ba2)(d)
	1,669,000	7.000		07/01/25	1,796,261
WMG Acquisition Corp. (BB/Ba3)(d)
	1,200,000	3.875		07/15/30	1,215,000
	2,922,000	3.000		02/15/31	2,768,595

					52,977,263

Environmental(d) – 0.4%
GFL Environmental, Inc. (B-/B3)
	1,822,000	4.750		06/15/29	1,881,215
GFL Environmental, Inc. (BB-/Ba3)
	683,000	4.250		06/01/25	708,613
	2,360,000	3.750		08/01/25	2,421,950

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(d) – (continued)
GFL Environmental, Inc. (BB-/Ba3) – (continued)
$3,460,000	3.500%		09/01/28	$ 3,434,050

				8,445,828

Food & Drug Retailing – 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB/Ba3)
770,000	5.750		03/15/25	787,325
497,000	7.500	(d)	03/15/26	544,215
5,252,000	4.625	(d)	01/15/27	5,488,340
3,926,000	5.875	(d)	02/15/28	4,220,450
3,744,000	3.500	(d)	03/15/29	3,692,520
B&G Foods, Inc. (B/B2)
3,331,000	5.250		04/01/25	3,422,602
229,000	5.250		09/15/27	240,450
Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(d)
3,079,000	7.500		04/15/25	3,206,009
H-Food Holdings LLC/Hearthside Finance Co, Inc. (CCC/Caa2)(d)
3,096,000	8.500		06/01/26	3,239,190
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (BB+/Ba1)(d)
3,121,000	5.500		01/15/30	3,464,310
Kraft Heinz Foods Co. (BB+/Baa3)
9,669,000	3.000		06/01/26	10,285,834
1,782,000	3.875		05/15/27	1,952,505
1,709,000	4.625		01/30/29	1,987,333
751,000	4.250		03/01/31	851,053
4,726,000	4.625		10/01/39	5,463,388
5,883,000	4.375		06/01/46	6,631,870
6,579,000	4.875		10/01/49	7,940,669
New Albertsons LP (B+/WR)
3,100,000	7.450		08/01/29	3,607,625
Post Holdings, Inc. (B+/B2)(d)
4,823,000	5.750		03/01/27	5,046,064
6,028,000	5.625		01/15/28	6,397,215

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Post Holdings, Inc. (B+/B2)(d) – (continued)
$3,980,000	4.625%		04/15/30	$ 4,039,700
2,736,000	4.500		09/15/31	2,725,740
Sigma Holdco B.V. (CCC+/Caa1)(d)(e)
2,350,000	7.875		05/15/26	2,402,875
United Natural Foods, Inc. (CCC+/B3)(d)
2,328,000	6.750		10/15/28	2,502,600
US Foods, Inc. (B+/Caa1)(d)
2,135,000	4.750		02/15/29	2,169,694
US Foods, Inc. (BB-/B3)(d)
1,931,000	6.250		04/15/25	2,049,274

				94,358,850

Food Service(d) – 0.0%
Aramark Services, Inc. (B+/B1)
568,000	6.375		05/01/25	602,790

Forest Products & Paper – 0.2%
Mercer International, Inc. (B+/Ba3)
2,248,000	5.500		01/15/26	2,309,820
2,253,000	5.125	(d)	02/01/29	2,320,590

				4,630,410

Gaming – 1.2%
Boyd Gaming Corp. (B/Caa1)(d)
678,000	8.625		06/01/25	745,800
1,630,000	4.750		06/15/31	1,689,087
Genting New York LLC/GENNY Capital, Inc. (BBB-/NR)(d)
830,000	3.300		02/15/26	838,192
Melco Resorts Finance Ltd. (BB/Ba2)(d)
1,350,000	5.375		12/04/29	1,419,441
MGM China Holdings Ltd. (B+/Ba3)(d)
910,000	5.250		06/18/25	946,002
MGM Resorts International (B+/Ba3)
2,506,000	7.750		03/15/22	2,618,770
3,546,000	6.000		03/15/23	3,794,220
5,509,000	5.500		04/15/27	6,046,127
Sands China Ltd. (BBB-/NR)
630,000	4.375		06/18/30	682,876
Studio City Finance Ltd. (BB-/B1)(d)
3,370,000	5.000		01/15/29	3,400,263

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gaming – (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB-/B1)(d)
$2,292,000	5.500%	03/01/25	$ 2,466,765
Wynn Macau Ltd. (BB-/B1)(d)
1,510,000	5.625	08/26/28	1,577,761

			26,225,304

Gas – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
536,000	5.875	08/20/26	599,650
7,393,000	5.750	05/20/27	8,261,677

			8,861,327

Healthcare Providers & Services – 3.6%
Catalent Pharma Solutions, Inc. (BB-/B1)(d)
600,000	3.125	02/15/29	580,500
Centene Corp. (BBB-/Ba1)
2,379,000	2.450	07/15/28	2,402,790
1,712,000	4.625	12/15/29	1,884,604
6,925,000	3.375	02/15/30	7,237,525
4,574,000	2.500	03/01/31	4,515,499
Charles River Laboratories International, Inc. (BB/Ba2)(d)
615,000	3.750	03/15/29	621,919
675,000	4.000	03/15/31	700,313
CHS/Community Health Systems, Inc. (B/B2)(d)
3,843,000	8.000	03/15/26	4,136,029
4,019,000	5.625	03/15/27	4,280,235
5,160,000	4.750	02/15/31	5,160,000
CHS/Community Health Systems, Inc. (CCC/Caa2)(d)
1,725,000	6.125	04/01/30	1,742,250
DaVita, Inc. (B+/Ba3)(d)
3,056,000	4.625	06/01/30	3,132,400
3,521,000	3.750	02/15/31	3,375,759
Global Medical Response, Inc. (B/B2)(d)
3,404,000	6.500	10/01/25	3,493,355
HCA, Inc. (BB-/Baa3)
717,000	5.875	05/01/23	778,841
5,969,000	5.375	02/01/25	6,730,047
575,000	5.875	02/01/29	694,313
6,628,000	3.500	09/01/30	7,033,965

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Indigo Merger Sub, Inc. (BB+/Ba1)(d)
	$860,000	2.875%		07/15/26	$ 870,750
Laboratoire Eimer Selas (CCC+/Caa1)(d)
EUR	600,000	5.000		02/01/29	724,270
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)
	$4,921,000	9.750		12/01/26	5,290,075
Tenet Healthcare Corp. (B+/B1)
	2,414,000	4.625		07/15/24	2,447,192
	2,634,000	7.500	(d)	04/01/25	2,834,842
	4,097,000	4.625	(d)	06/15/28	4,204,546
	3,270,000	4.250	(d)	06/01/29	3,302,700
Tenet Healthcare Corp. (CCC+/B1)(d)
	585,000	6.250		02/01/27	610,594

					78,785,313

Home Builders – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B2)(d)
	1,031,000	4.875		02/15/30	1,018,112
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (B+/B2)(d)
	1,645,000	5.000		06/15/29	1,659,394
Forestar Group, Inc. (B+/B1)(d)
	1,200,000	3.850		05/15/26	1,209,000
LGI Homes, Inc. (BB-/Ba2)(d)
	2,845,000	4.000		07/15/29	2,859,225
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba2)
	678,000	5.875		06/15/24	754,275
Tri Pointe Homes, Inc. (BB-/Ba2)
	1,863,000	5.250		06/01/27	2,023,684
	1,436,000	5.700		06/15/28	1,584,985

					11,108,675

Home Furnishings(d) – 0.1%
Tempur Sealy International, Inc. (BB/B1)
	2,130,000	4.000		04/15/29	2,159,288

Household Products – 0.4%
Central Garden & Pet Co. (BB/B1)
	2,307,000	4.125		10/15/30	2,353,140

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products – (continued)
Central Garden & Pet Co. (BB/B1) – (continued)
$1,000,000	4.125	%(d)	04/30/31	$ 1,008,750
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (CCC/Caa2)(d)
2,397,000	7.000		12/31/27	2,405,989
Spectrum Brands, Inc. (B/B2)
149,000	5.750		07/15/25	152,353
3,719,000	3.875	(d)	03/15/31	3,616,727

				9,536,959

Housewares – 0.7%
CD&R Smokey Buyer, Inc. (B/B2)(d)
927,000	6.750		07/15/25	994,208
Newell Brands, Inc. (BB+/Ba1)
1,017,000	4.875		06/01/25	1,126,327
4,453,000	4.700		04/01/26	4,959,529
4,998,000	6.000		04/01/46	6,303,727
The Scotts Miracle-Gro Co. (B+/Ba3)(d)
2,536,000	4.000		04/01/31	2,523,320

				15,907,111

Insurance(d) – 1.2%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
7,023,000	4.250		02/15/29	6,935,212
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
1,390,000	7.000		11/15/25	1,417,800
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
8,438,000	6.750		10/15/27	8,859,900
AssuredPartners, Inc. (CCC+/Caa2)
678,000	5.625		01/15/29	678,848
GTCR AP Finance, Inc. (CCC+/Caa2)
3,463,000	8.000		05/15/27	3,705,410
HUB International Ltd. (CCC+/Caa2)
2,516,000	7.000		05/01/26	2,604,060
USI, Inc. (CCC+/Caa2)
2,448,000	6.875		05/01/25	2,490,840

				26,692,070

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – 2.2%
Adevinta ASA (BB-/Ba3)
EUR	375,000	3.000	%(d)	11/15/27	$ 460,059
	475,000	3.000		11/15/27	582,742
ANGI Group LLC (BB-/Ba3)(d)
	$3,624,000	3.875		08/15/28	3,592,290
Cars.com, Inc. (B+/B3)(d)
	3,260,000	6.375		11/01/28	3,471,900
Endure Digital, Inc. (CCC+/Caa2)(d)
	4,281,000	6.000		02/15/29	4,238,190
Expedia Group, Inc. (BBB-/Baa3)
	777,000	4.625		08/01/27	877,932
Getty Images, Inc. (CCC+/Caa2)(d)
	3,068,000	9.750		03/01/27	3,290,430
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)(d)
	4,030,000	3.500		03/01/29	3,999,775
GrubHub Holdings, Inc. (BB-/B1)(d)
	4,741,000	5.500		07/01/27	4,989,902
ION Trading Technologies Sarl (B/B3)(d)
	2,087,000	5.750		05/15/28	2,162,654
Match Group Holdings II LLC (BB/Ba3)(d)
	4,123,000	4.625		06/01/28	4,267,305
Netflix, Inc. (BB+/Ba1)
	1,643,000	3.625	(d)	06/15/25	1,766,225
	2,031,000	4.875		04/15/28	2,361,038
	571,000	5.875		11/15/28	700,189
Twitter, Inc. (BB+/Ba2)(d)
	2,881,000	3.875		12/15/27	3,061,062
Uber Technologies, Inc. (B-/B3)(d)
	6,408,000	7.500		05/15/25	6,912,630
	219,000	8.000		11/01/26	235,973
	712,000	6.250		01/15/28	764,510

					47,734,806

Iron/Steel(d) – 0.2%
Cleveland-Cliffs, Inc. (BB-/Ba2)
	3,024,000	6.750		03/15/26	3,254,580

Leisure Time – 1.7%
Carnival Corp. (B+/B2)(d)
	1,034,000	7.625		03/01/26	1,123,183

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
Carnival Corp. (B+/B2)(d) – (continued)
	$5,106,000	5.750%		03/01/27	$ 5,386,830
Carnival Corp. (BB-/B1)
EUR	1,000,000	10.125		02/01/26	1,382,786
	$1,327,000	9.875	(d)	08/01/27	1,550,931
MajorDrive Holdings IV LLC (CCC+/Caa2)(d)
	6,893,000	6.375		06/01/29	6,841,302
NCL Corp Ltd. (B-/Caa1)(d)
	2,269,000	3.625		12/15/24	2,189,585
NCL Corp. Ltd. (B+/B1)(d)
	2,773,000	10.250		02/01/26	3,237,477
NCL Corp., Ltd. (B-/Caa1)(d)
	5,222,000	5.875		03/15/26	5,470,045
Peloton Interactive, Inc. (NR/NR)(d)(f)
	3,250,000	0.000		02/15/26	3,142,344
Royal Caribbean Cruises Ltd. (NR/NR)(d)
	2,190,000	4.250		07/01/26	2,187,262
Royal Caribbean Cruises Ltd. (B+/B2)(d)
	1,575,000	9.125		06/15/23	1,728,563
Royal Caribbean Cruises Ltd. (BB-/Ba2)(d)
	1,222,000	10.875		06/01/23	1,385,443
TUI Cruises GmbH (NR/Caa2)(d)
EUR	575,000	6.500		05/15/26	709,113

					36,334,864

Lodging – 1.1%
Hilton Domestic Operating Co., Inc. (BB/Ba2)
	$1,205,000	5.375	(d)	05/01/25	1,268,263
	1,560,000	5.750	(d)	05/01/28	1,680,900
	1,922,000	4.875		01/15/30	2,054,138
	1,460,000	4.000	(d)	05/01/31	1,470,950
	2,295,000	3.625	(d)	02/15/32	2,263,444
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)(d)
	3,415,000	5.000		06/01/29	3,479,031
	2,913,000	4.875		07/01/31	2,891,152
Marriott International, Inc. (BBB-/Baa3)
	973,000	4.625		06/15/30	1,120,371

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging – (continued)
Marriott Ownership Resorts, Inc. (B-/B1)(d)
	$2,585,000	4.500%	06/15/29	$ 2,617,312
Travel + Leisure Co. (BB-/Ba3)(d)
	1,440,000	6.625	07/31/26	1,630,800
	3,287,000	4.625	03/01/30	3,393,827

				23,870,188

Machinery - Construction & Mining(d) – 0.4%
BWX Technologies, Inc. (BB/Ba3)
	4,375,000	4.125	04/15/29	4,451,563
The Manitowoc Co., Inc. (B/B3)
	4,355,000	9.000	04/01/26	4,714,287

				9,165,850

Machinery-Diversified(d) – 0.7%
GrafTech Finance, Inc. (BB/Ba3)
	1,380,000	4.625	12/15/28	1,416,225
Husky III Holding Ltd. (CCC/Caa2)(g) (PIK 13.750%, Cash 13.000%)
	2,548,000	13.000	02/15/25	2,758,210
Mueller Water Products, Inc. (BB/Ba1)
	3,183,000	4.000	06/15/29	3,262,575
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
	2,414,000	7.750	04/15/26	2,501,507
TK Elevator US Newco., Inc. (B+/B1)
	2,036,000	5.250	07/15/27	2,142,890
Vertical Holdco Gmbh Co. (CCC+/Caa1)
	1,870,000	7.625	07/15/28	2,024,275

				14,105,682

Media – 6.4%
Altice Financing SA (B/B2)(d)
	3,050,000	7.500	05/15/26	3,175,813
	3,275,000	5.000	01/15/28	3,221,781
Altice Finco SA (CCC+/Caa1)
EUR	1,800,000	4.750	01/15/28	2,075,656
Audacy Capital Corp. (B-/B3)(d)
	$2,000,000	6.500	05/01/27	2,080,000
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)
	4,060,000	5.750	02/15/26	4,197,025
	1,639,000	5.500	05/01/26	1,690,219

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d) (continued)
$2,731,000	4.750%		03/01/30	$ 2,881,205
1,756,000	4.500		08/15/30	1,830,630
6,477,000	4.250		02/01/31	6,598,444
CSC Holdings LLC (B+/B3)
10,000	5.250		06/01/24	10,825
1,142,000	5.750	(d)	01/15/30	1,190,535
17,083,000	4.625	(d)	12/01/30	16,741,340
CSC Holdings LLC (BB/Ba3)(d)
4,070,000	5.500		04/15/27	4,273,500
4,119,000	3.375		02/15/31	3,882,157
Cumulus Media New Holdings, Inc. (B/B2)(d)(e)
4,009,000	6.750		07/01/26	4,189,405
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC+/Caa1)(d)
1,707,000	5.375		08/15/26	1,105,283
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC-/Ca)(d)(e)
9,017,000	6.625		08/15/27	4,418,330
DISH DBS Corp. (B-/B2)
6,135,000	5.875		07/15/22	6,395,737
5,735,000	5.000		03/15/23	6,000,244
224,000	5.875		11/15/24	239,960
3,794,000	7.750		07/01/26	4,287,220
1,926,000	7.375		07/01/28	2,065,635
1,715,000	5.125	(d)	06/01/29	1,691,419
Gray Television, Inc. (B+/B3)(d)
2,108,000	7.000		05/15/27	2,281,910
iHeartCommunications, Inc. (B+/B1)(d)
3,794,000	5.250		08/15/27	3,969,472
1,024,000	4.750		01/15/28	1,050,880
Meredith Corp. (BB-/Ba3)(d)
1,010,000	6.500		07/01/25	1,089,538
News Corp. (BB+/Ba2)(d)
1,690,000	3.875		05/15/29	1,706,900
Sinclair Television Group, Inc. (B-/B2)(d)(e)
224,000	5.500		03/01/30	226,800

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Sinclair Television Group, Inc. (BB-/Ba2)(d)
	$3,102,000	4.125%		12/01/30	$ 3,047,715
Sirius XM Radio, Inc. (BB/Ba3)(d)
	5,399,000	5.000		08/01/27	5,655,452
	850,000	4.000		07/15/28	875,500
	2,784,000	4.125		07/01/30	2,818,800
TEGNA, Inc. (BB/Ba3)
	742,000	4.750	(d)	03/15/26	790,230
	3,365,000	4.625		03/15/28	3,491,187
Univision Communications, Inc. (B/B2)(d)
	234,000	5.125		02/15/25	238,680
	2,341,000	6.625		06/01/27	2,531,206
Univision Communications, Inc. (B+/B1)(d)
	4,345,000	4.500		05/01/29	4,377,587
Urban One, Inc. (B-/B3)(d)
	1,019,000	7.375		02/01/28	1,097,973
Virgin Media Finance PLC (B/B2)(d)
	3,950,000	5.000		07/15/30	3,950,000
Virgin Media Secured Finance PLC (BB-/Ba3)(d)
	3,605,000	5.500		08/15/26	3,717,656
	2,150,000	5.500		05/15/29	2,311,250
Virgin Media Vendor Financing Notes IV DAC (B/B2)(d)
	1,850,000	5.000		07/15/28	1,887,000
Ziggo B.V. (B+/B1)(d)
	2,122,000	4.875		01/15/30	2,172,398
Ziggo Bond Co. B.V. (B-/B3)
EUR	2,175,000	3.375	(d)	02/28/30	2,540,347
	1,725,000	3.375		02/28/30	2,014,758
	$1,725,000	5.125	(d)	02/28/30	1,772,438

					139,858,040

Mining – 1.1%
Alcoa Nederland Holding B.V. (BB+/Ba1)(d)
	2,790,000	5.500		12/15/27	3,020,175
	2,545,000	4.125		03/31/29	2,646,800
Constellium SE (B/B2)(d)
	1,600,000	5.875		02/15/26	1,648,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Constellium SE (B/B2)(d) – (continued)
$950,000	5.625%	06/15/28	$ 1,018,875
2,200,000	3.750	04/15/29	2,178,000
FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(d)
3,230,000	4.375	04/01/31	3,448,025
Freeport-McMoRan, Inc. (BB+/Ba1)
2,916,000	4.375	08/01/28	3,076,380
2,360,000	4.625	08/01/30	2,581,250
288,000	5.400	11/14/34	347,760
Novelis Corp. (BB-/B1)(d)
2,351,000	5.875	09/30/26	2,442,101
2,268,000	4.750	01/30/30	2,378,565

			24,785,931

Miscellaneous Manufacturing – 0.3%
Bombardier, Inc. (CCC/Caa2)(d)
2,375,000	7.500	12/01/24	2,487,812
Hillenbrand, Inc. (BB+/Ba1)
649,000	5.750	06/15/25	692,808
4,364,000	3.750	03/01/31	4,320,360

			7,500,980

Office(d) – 0.3%
Xerox Holdings Corp. (BB/Ba1)
7,107,000	5.000	08/15/25	7,497,885

Oil Field Services – 7.9%
Antero Resources Corp. (BB-/B1)
3,235,000	5.000	03/01/25	3,307,787
Apache Corp. (BB+/Ba1)
878,000	4.625	11/15/25	944,948
2,043,000	4.375	10/15/28	2,175,795
2,195,000	4.250	01/15/30	2,310,237
Berry Petroleum Co. LLC (B/B3)(d)
2,916,000	7.000	02/15/26	2,967,030
California Resources Corp. (B+/B2)(d)
2,565,000	7.125	02/01/26	2,693,250
Cenovus Energy, Inc. (BBB-/Baa3)
2,002,000	3.800	09/15/23	2,111,329
2,146,000	5.375	07/15/25	2,455,131

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Chesapeake Energy Corp. (BB-/B1)(d)
$117,000	5.500%		02/01/26	$ 123,435
CNX Resources Corp. (BB-/B1)(d)
2,000,000	7.250		03/14/27	2,145,000
Continental Resources, Inc. (BB+/Ba1u)
1,731,000	3.800		06/01/24	1,826,205
4,536,000	5.750	(d)	01/15/31	5,420,520
2,595,000	4.900		06/01/44	2,932,350
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(d)
3,248,000	5.625		10/15/25	3,361,680
1,035,000	5.000		05/01/29	1,081,575
Devon Energy Corp. (BBB-/Ba1)(d)
2,131,000	5.250		09/15/24	2,374,893
2,048,000	5.875		06/15/28	2,276,045
649,000	4.500		01/15/30	714,095
EQT Corp. (BB/Ba2)
2,048,000	3.000		10/01/22	2,088,960
2,341,000	7.625		02/01/25	2,727,265
1,475,000	5.000		01/15/29	1,644,625
3,505,000	3.625	(d)	05/15/31	3,662,725
Exterran Energy Solutions LP/EES Finance Corp. (B/B3)
1,069,000	8.125		05/01/25	946,065
Indigo Natural Resources LLC (BB-/B2)(d)
5,358,000	5.375		02/01/29	5,599,110
Laredo Petroleum, Inc. (B/Caa1)
6,080,000	9.500		01/15/25	6,384,000
MEG Energy Corp. (BB-/B3)(d)
3,838,000	7.125		02/01/27	4,087,470
961,000	5.875		02/01/29	1,006,648
Nabors Industries Ltd. (CCC-/Caa1)(d)
2,590,000	7.250		01/15/26	2,538,200
Nabors Industries, Inc. (B-/B3)(d)(e)
2,848,000	9.000		02/01/25	2,983,280
Noble Finance Co. (NR/NR)(g)
(PIK 15.000%, Cash 11.000%)
55,098	11.000	(d)	02/15/28	60,332
(PIK 15.000%, Cash 11.000%)
1,002,440	11.000		02/15/28	1,102,684

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp. (BB-/Ba2)
$7,764,000	8.000%		07/15/25	$ 9,268,275
2,926,000	5.875		09/01/25	3,251,517
775,000	5.500		12/01/25	853,469
6,402,000	6.450		09/15/36	7,650,390
16,164,000	4.400		04/15/46	15,578,055
4,040,000	4.200		03/15/48	3,777,400
3,235,000	4.400		08/15/49	3,061,119
Ovintiv Exploration, Inc. (BBB-/Ba1)
2,703,000	5.625		07/01/24	3,007,087
Range Resources Corp. (B+/B2)
4,397,000	5.000		03/15/23	4,550,895
2,130,000	4.875		05/15/25	2,204,550
SM Energy Co. (B/B3)
875,000	6.500		07/15/28	899,063
SM Energy Co. (B+/B1)(d)
1,256,000	10.000		01/15/25	1,419,280
Southwestern Energy Co. (BB-/Ba3)
2,643,000	7.750		10/01/27	2,861,047
Sunoco LP/Sunoco Finance Corp. (BB-/B1)
902,000	5.500		02/15/26	926,805
317,000	6.000		04/15/27	332,058
1,458,000	4.500	(d)	05/15/29	1,483,515
TechnipFMC PLC (BB+/Ba1)(d)
4,111,000	6.500		02/01/26	4,439,880
Transocean Phoenix 2 Ltd. (CCC+/NR)(d)
2,327,604	7.750		10/15/24	2,397,432
Transocean Poseidon Ltd. (CCC+/Caa1)(d)
3,105,000	6.875		02/01/27	3,120,525
Transocean, Inc. (CCC/Ca)(d)
4,931,000	7.500		01/15/26	4,240,660
Transocean, Inc. (CCC/Caa3)(d)(e)
10,413,000	11.500		01/30/27	11,089,845
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)
7,569,000	6.875		04/01/26	7,928,527
Valaris Ltd. (NR/B3)(g)
(PIK 12.000%, Cash 8.250%)
418,000	8.250	(d)	04/30/28	431,585

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Valaris Ltd. (NR/B3)(g) – (continued)
(PIK 12.000%, Cash 8.250%)
	$330,000	8.250%		04/30/28	$ 340,725

					171,166,373

Packaging – 3.0%
ARD Finance SA (B-/Caa3)(g)
(PIK 5.750%, Cash 5.000%)
EUR	3,125,000	5.000		06/30/27	3,799,292
(PIK 7.250%, Cash 6.500%)
	$3,425,000	6.500	(d)	06/30/27	3,591,969
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (B+/B3)(d)
	6,043,000	4.000		09/01/29	5,975,016
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (BB/Ba2)(d)
	5,005,000	3.250		09/01/28	4,986,231
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B-/Caa1)(d)
	8,105,000	5.250		08/15/27	8,267,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB-/B1)(d)
	2,910,000	5.250		04/30/25	3,059,137
Berry Global, Inc. (BB/Ba2)
	71,000	5.125		07/15/23	71,178
	3,950,000	5.625	(d)	07/15/27	4,206,750
CANPACK SA/Eastern PA Land Investment Holding LLC (BB/Ba2)(d)
	605,000	3.125		11/01/25	615,588
Flex Acquisition Co., Inc. (CCC+/Caa2)(d)
	2,360,000	6.875		01/15/25	2,392,450
	229,000	7.875		07/15/26	238,446
Kleopatra Holdings 2 SCA (CCC+/Caa2)
EUR	2,825,000	6.500	(d)	09/01/26	3,258,363
	1,900,000	6.500		09/01/26	2,191,465
LABL Escrow Issuer LLC (B/B2)(d)
	$3,624,000	6.750		07/15/26	3,864,090
LABL Escrow Issuer LLC (B-/Caa2)(d)
	2,955,000	10.500		07/15/27	3,254,194
Mauser Packaging Solutions Holding Co. (CCC/Caa3)(d)
	4,002,000	7.250		04/15/25	3,921,960
Pactiv LLC (B-/Caa1)
	1,965,000	8.375		04/15/27	2,259,750

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(d)
$3,542,000	4.000%	10/15/27	$ 3,515,435
Trident TPI Holdings, Inc. (CCC+/Caa2)(d)(e)
2,146,000	6.625	11/01/25	2,202,332
TriMas Corp. (BB-/Ba3)(d)
2,865,000	4.125	04/15/29	2,893,650

			64,564,396

Pharmaceuticals(d) – 3.0%
AdaptHealth LLC (B+/B1)
961,000	6.125	08/01/28	1,021,063
Bausch Health Americas, Inc. (B/B3)
13,714,000	9.250	04/01/26	14,879,690
2,521,000	8.500	01/31/27	2,741,588
Bausch Health Cos., Inc. (B/B3)
5,767,000	6.125	04/15/25	5,896,757
2,531,000	5.000	01/30/28	2,401,286
5,343,000	6.250	02/15/29	5,276,212
2,531,000	5.250	01/30/30	2,350,666
2,873,000	5.250	02/15/31	2,671,890
Bausch Health Cos., Inc. (BB/Ba2)
454,000	5.500	11/01/25	465,350
Cheplapharm Arzneimittel GmbH (B/B2)
1,694,000	5.500	01/15/28	1,736,350
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)
1,373,000	7.875	09/01/25	1,489,705
HLF Financing Sarl LLC/Herbalife International, Inc. (BB-/B1)
3,648,000	4.875	06/01/29	3,675,360
Jazz Securities DAC (BB-/Ba2)
2,438,000	4.375	01/15/29	2,531,973
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB/Ba2)
910,000	4.125	04/30/28	928,200
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
5,380,000	5.125	04/30/31	5,541,400
Owens & Minor, Inc. (B-/B2)
1,389,000	4.500	03/31/29	1,425,461
Par Pharmaceutical, Inc. (B/B2)
6,483,000	7.500	04/01/27	6,620,764

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
Prestige Brands, Inc. (B+/B2)
$1,512,000	5.125%		01/15/28	$ 1,595,160
2,014,000	3.750		04/01/31	1,940,993

				65,189,868

Pipelines – 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (BB-/B1)(d)
1,690,000	5.375		06/15/29	1,761,825
Buckeye Partners LP (BB/B1)
600,000	4.350		10/15/24	630,000
6,042,000	3.950		12/01/26	6,147,735
839,000	4.125		12/01/27	850,536
1,534,000	4.500	(d)	03/01/28	1,568,515
Cheniere Energy Partners LP (BB/Ba2)
2,755,000	4.500		10/01/29	2,954,737
4,394,000	4.000	(d)	03/01/31	4,569,760
Cheniere Energy, Inc. (BB/Ba3)(d)
3,194,000	4.625		10/15/28	3,361,685
CQP Holdco LP/BIP-V Chinook Holdco LLC (NR/NR)(d)
3,165,000	5.500		06/15/31	3,283,687
DCP Midstream Operating LP (BB+/Ba1)
4,965,000	5.375		07/15/25	5,523,562
497,000	5.625		07/15/27	564,095
DT Midstream, Inc. (BB+/Ba2)(d)
3,150,000	4.375		06/15/31	3,205,125
EnLink Midstream Partners LP (BB+/Ba2)
2,268,000	4.400		04/01/24	2,381,400
2,063,000	5.625	(d)	01/15/28	2,181,623
2,429,000	5.375		06/01/29	2,535,269
3,155,000	5.450		06/01/47	2,792,175
EQM Midstream Partners LP (BB-/Ba3)
1,980,000	4.000		08/01/24	2,029,500
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)
3,496,000	5.625		06/15/24	3,487,260
4,984,000	8.000		01/15/27	5,233,200
Global Partners LP/GLP Finance Corp. (B+/B2)
2,897,000	7.000		08/01/27	3,056,335

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Global Partners LP/GLP Finance Corp. (B+/B2) – (continued)
$1,736,000	6.875%		01/15/29	$ 1,861,860
ITT Holdings LLC (B/B2)(d)
1,000,000	6.500		08/01/29	1,018,750
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)(d)
3,326,000	7.500		02/01/26	3,483,985
NuStar Logistics LP (BB-/Ba3)
2,721,000	5.750		10/01/25	2,952,285
3,336,000	5.625		04/28/27	3,561,180
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (CCC+/Caa2)
590,000	5.500		08/15/22	581,150
7,726,000	5.750		04/15/25	7,030,660
Summit Midstream Partners LP (D/Caa3)(b)(h) (3M USD LIBOR + 7.430%)
8,662,000	9.500		12/31/99	6,864,635
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(d)
1,249,000	5.500		09/15/24	1,269,296
2,500,000	7.500		10/01/25	2,737,500
3,063,000	6.000		12/31/30	3,185,520
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba2)
1,819,000	5.875		04/15/26	1,903,129
2,859,000	5.375		02/01/27	2,973,360
1,765,000	6.500		07/15/27	1,915,025
1,931,000	5.000		01/15/28	2,032,378
4,487,000	4.000	(d)	01/15/32	4,604,784
Western Midstream Operating LP (BB/Ba2)
2,175,000	5.300		02/01/30	2,436,000

				108,529,521

Real Estate – 0.7%
Kennedy-Wilson, Inc. (BB/B1)
3,634,000	5.000		03/01/31	3,738,477
Realogy Group LLC/Realogy Co-Issuer Corp. (B-/B3)(d)
3,424,000	4.875		06/01/23	3,565,240
1,872,000	9.375		04/01/27	2,077,920
Realogy Group LLC/Realogy Co-Issuer Corp. (BB-/B1)(d)
754,000	7.625		06/15/25	818,090

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Redfin Corp. (NR/NR)(d)
	$2,115,000	0.500%	04/01/27	$ 2,086,448
The Howard Hughes Corp. (BB-/Ba3)(d)
	980,000	4.125	02/01/29	980,000
	980,000	4.375	02/01/31	975,100

				14,241,275

Real Estate Investment Trust – 1.7%
CTR Partnership LP/CareTrust Capital Corp. (BB+/NR)(d)
	2,731,000	3.875	06/30/28	2,796,263
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(d)
	3,043,000	4.625	06/15/25	3,259,814
	3,255,000	3.875	02/15/29	3,303,825
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
GBP	2,225,000	3.692	06/05/28	3,281,903
	$1,644,000	4.625	08/01/29	1,762,713
	4,565,000	3.500	03/15/31	4,611,198
SBA Communications Corp. (BB-/B1)(d)
	3,142,000	3.125	02/01/29	3,028,102
Service Properties Trust (BB/Ba1)
	1,493,000	7.500	09/15/25	1,686,526
Service Properties Trust (BB-/Ba2)
	2,829,000	4.350	10/01/24	2,843,507
	3,253,000	4.500	03/15/25	3,235,870
Starwood Property Trust, Inc. (B+/Ba3)
	7,642,000	4.750	03/15/25	7,966,785

				37,776,506

Retailing – 4.0%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(d)
	3,348,000	4.000	10/15/30	3,230,820
Asbury Automotive Group, Inc. (BB/B1)
	288,000	4.500	03/01/28	296,280
	185,000	4.750	03/01/30	192,863
Beacon Roofing Supply, Inc. (B-/B2)(d)
	7,075,000	4.125	05/15/29	7,030,781

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC (B/B2)(d)
$502,000	5.125%	04/15/29	$ 514,550
Carvana Co. (CCC+/Caa2)(d)
4,106,000	5.625	10/01/25	4,265,107
1,605,000	5.500	04/15/27	1,657,162
Cracker Barrel Old Country Store, Inc. (NR/NR)(d)
2,120,000	0.625	06/15/26	2,127,950
eG Global Finance PLC (B-/B3)(d)
2,560,000	6.750	02/07/25	2,620,800
2,210,000	8.500	10/30/25	2,337,075
Group 1 Automotive, Inc. (BB+/Ba2)(d)
1,348,000	4.000	08/15/28	1,368,220
GYP Holdings III Corp. (B/B2)(d)
1,935,000	4.625	05/01/29	1,942,219
IRB Holding Corp. (CCC+/Caa1)(d)
8,652,000	6.750	02/15/26	8,954,820
Ken Garff Automotive LLC (B/B1)(d)
1,951,000	4.875	09/15/28	1,990,020
LCM Investments Holdings II LLC (BB-/B2)(d)
2,835,000	4.875	05/01/29	2,905,875
Lithia Motors, Inc. (BB+/Ba2)(d)
1,258,000	3.875	06/01/29	1,302,030
853,000	4.375	01/15/31	911,644
Murphy Oil USA, Inc. (BB+/Ba2)(d)
3,341,000	3.750	02/15/31	3,303,414
Park River Holdings, Inc. (CCC/Caa1)(d)
4,345,000	5.625	02/01/29	4,214,650
Penske Automotive Group, Inc. (BB-/Ba3)
3,097,000	3.500	09/01/25	3,201,524
1,674,000	3.750	06/15/29	1,678,185
Rite Aid Corp. (CCC-/Caa1)(d)
145,000	7.500	07/01/25	146,994
5,093,000	8.000	11/15/26	5,163,029
SRS Distribution, Inc. (CCC/Caa2)(d)
1,450,000	6.125	07/01/29	1,493,500
Staples, Inc. (B/B2)(d)
2,435,000	7.500	04/15/26	2,526,312
Staples, Inc. (CCC+/Caa1)(d)
3,019,000	10.750	04/15/27	3,079,380

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Stonegate Pub Co Financing 2019 PLC (NR/B3)(d)
GBP	1,750,000	8.250%		07/31/25	$ 2,529,686
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)
	$2,121,000	5.875		03/01/27	2,224,399
	3,000,000	5.000	(d)	06/01/31	3,071,250
Superior Plus LP/Superior General Partner, Inc. (BB-/Ba3)(d)
	2,092,000	4.500		03/15/29	2,149,530
The Cheesecake Factory, Inc. (NR/NR)
	2,188,000	0.375		06/15/26	2,153,812
Yum! Brands, Inc. (BB-/Ba3)
	182,000	7.750	(d)	04/01/25	197,925
	2,341,000	4.750	(d)	01/15/30	2,525,354
	4,248,000	3.625		03/15/31	4,232,070

					87,539,230

Semiconductors(d) – 0.8%
Amkor Technology, Inc. (BB/B1)
	3,403,000	6.625		09/15/27	3,666,732
Broadcom, Inc. (BBB-/Baa3)
	1,998,000	2.450		02/15/31	1,966,252
MACOM Technology Solutions Holdings, Inc. (NR/NR)
	2,115,000	0.250		03/15/26	2,222,072
ON Semiconductor Corp. (BB/Ba2)
	2,117,000	3.875		09/01/28	2,172,571
Qorvo, Inc. (BBB-/Ba1)
	3,238,000	3.375		04/01/31	3,363,473
Synaptics, Inc. (BB-/Ba3)(e)
	3,114,000	4.000		06/15/29	3,129,570

					16,520,670

Software – 1.5%
Black Knight InfoServ LLC (B+/Ba3)(d)
	1,517,000	3.625		09/01/28	1,507,519
Brunello Bidco SpA (B-/B3)(d)
EUR	1,075,000	3.500		02/15/28	1,273,241
Castle US Holding Corp. (CCC/Caa2)(d)
	$1,700,000	9.500		02/15/28	1,776,500
Clarivate Science Holdings Corp. (CCC+/Caa1)(d)
	1,292,000	4.875		06/30/29	1,325,915
Dropbox, Inc. (NR/NR)(d)(f)
	2,180,000	0.000		03/01/28	2,387,100

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Elastic NV (B+/B1)(d)
$1,390,000	4.125%	07/15/29	$ 1,390,000
J2 Global, Inc. (BB/Ba3)(d)
4,653,000	4.625	10/15/30	4,810,039
MSCI, Inc. (BB+/Ba1)(d)
1,240,000	3.625	11/01/31	1,271,000
Open Text Corp. (BB/Ba2)(d)
4,614,000	3.875	02/15/28	4,665,907
Playtika Holding Corp. (B/B2)(d)
1,667,000	4.250	03/15/29	1,662,832
SS&C Technologies, Inc. (B+/B2)(d)
4,965,000	5.500	09/30/27	5,256,694
The Dun & Bradstreet Corp. (B-/Caa1)(d)
1,920,000	10.250	02/15/27	2,107,200
Twilio, Inc. (BB/Ba3)
1,217,000	3.625	03/15/29	1,239,819
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B-/B3)(d)
2,170,000	3.875	02/01/29	2,153,725

			32,827,491

Storage/Warehousing(d) – 0.3%
Modulaire Global Finance 2 PLC (CCC/Caa1)
6,125,000	10.000	08/15/23	6,316,406

Telecommunication Services – 5.5%
Altice France Holding SA (CCC+/Caa1)(d)
4,555,000	10.500	05/15/27	5,061,744
Altice France SA (B/B2)(d)
3,117,000	7.375	05/01/26	3,241,680
4,710,000	8.125	02/01/27	5,133,900
225,000	5.500	01/15/28	233,438
664,000	5.125	01/15/29	667,320
CommScope, Inc. (CCC+/B3)(d)
4,374,000	7.125	07/01/28	4,740,322
Intelsat Jackson Holdings SA (NR/WR)(d)(h)
8,485,000	8.500	10/15/24	5,006,150
15,490,000	9.750	07/15/25	8,984,200
Intelsat Luxembourg SA (NR/WR)(h)
13,875,000	8.125	06/01/23	485,625
Intelsat SA (NR/NR)(h)
7,179,000	4.500	06/15/25	2,297,280

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc. (BB/Ba3)
$5,155,000	5.250%		03/15/26	$ 5,309,650
6,751,000	4.625	(d)	09/15/27	7,012,601
5,804,000	4.250	(d)	07/01/28	5,869,295
2,024,000	3.625	(d)	01/15/29	1,950,630
Lumen Technologies, Inc. (BB-/B2)
2,414,000	6.875		01/15/28	2,703,680
961,000	4.500	(d)	01/15/29	926,164
1,658,000	7.600		09/15/39	1,881,830
Nokia of America Corp. (NR/WR)
5,200,000	6.450		03/15/29	5,850,000
Nokia Oyj (BB+/Ba2)
288,000	6.625		05/15/39	371,880
Sprint Communications, Inc. (BB/B1)
5,413,000	6.000		11/15/22	5,731,014
Sprint Corp. (BB/B1)
10,247,000	7.875		09/15/23	11,630,345
4,762,000	7.625		02/15/25	5,660,827
4,611,000	7.625		03/01/26	5,642,711
Switch Ltd. (BB/B1)(d)
1,593,000	4.125		06/15/29	1,634,816
T-Mobile USA, Inc. (BB/Ba3)
1,208,000	2.250		02/15/26	1,215,143
1,313,000	2.625		04/15/26	1,342,556
6,791,000	3.375		04/15/29	7,001,548
1,075,000	3.375	(d)	04/15/29	1,090,955
1,214,000	2.875		02/15/31	1,203,760
Telecom Italia Capital SA (BB+/Ba2)
6,696,000	7.200		07/18/36	8,637,840
1,419,000	7.721		06/04/38	1,926,293

				120,445,197

Toys/Games/Hobbies – 0.4%
Mattel, Inc. (B+/B1)
2,278,000	3.150		03/15/23	2,326,408
Mattel, Inc. (BB/Ba2)(d)
1,439,000	3.375		04/01/26	1,491,164

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Toys/Games/Hobbies – (continued)
$1,515,000	5.875%	12/15/27	$ 1,649,456
2,034,000	3.750	04/01/29	2,115,360

			7,582,388

Water(d) – 0.2%
Solaris Midstream Holdings LLC (B/B3)
4,309,000	7.625	04/01/26	4,556,768

TOTAL CORPORATE OBLIGATIONS (Cost $1,958,325,315)			$2,038,434,867

Shares	Description	Value

Common Stocks – 0.6%
Auto Components – 0.0%
1,229	Lear Corp.	$ 215,419

Energy Equipment & Services(h) – 0.4%
160,208	Noble Corp.	3,961,944
20,783	Nabors Industries Ltd.	2,374,250
68,463	Valaris Ltd.(e)	1,977,211

		8,313,405

Oil, Gas & Consumable Fuels(h) – 0.2%
51,044	Whiting Petroleum Corp.	2,784,451
51,990	Summit Midstream Partners LP	1,579,456

		4,363,907

TOTAL COMMON STOCKS (Cost $7,236,086)		$ 12,892,731

Units	Expiration Date	Value

Warrant(h) – 0.0%
Nabors Industries Ltd. (NR/NR)
4,575	06/11/26	$ 45,750
Noble Corp. (NR/NR)
4,596	02/25/28	43,030

TOTAL WARRANT (Cost $11,490)		$ 88,780

Shares	Description	Value

Exchange Traded Fund – 0.7%
551,740	iShares Fallen Angels USD Bond ETF (NR/NR)	$ 16,530,130
(Cost $16,156,327)

Principal Amount	Interest Rate	Value

Preferred Stocks – 0.1%
Banks – 0.1%
Bank of America Corp.
$64,000	4.375%	$ 1,676,800
(Cost $1,600,000)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,062,097,174)		$2,148,676,197

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(i) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares (NR/NR)
41,639,079	0.026%	$41,639,079

(Cost $41,639,079)

TOTAL INVESTMENTS – 100.5% (Cost $2,103,736,253)		$2,190,315,276

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(11,792,665)

NET ASSETS – 100.0%		$2,178,522,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	All or a portion of security is on loan.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	USD	35,785,078	EUR	29,907,705	09/10/21	$269,777
UBS AG (London)	USD	10,985,426	GBP	7,733,411	08/05/21	286,717

TOTAL						$556,494

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	4	09/21/21	$770,750	$10,277
10 Year U.S. Treasury Notes	788	09/21/21	104,410,000	400,093
2 Year U.S. Treasury Notes	452	09/30/21	99,584,781	(154,527)

Total				$255,843

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(146)	09/21/21	(21,491,656)	(324,942)
5 Year German Euro-Bobl	(76)	09/08/21	(12,089,197)	(9,136)
5 Year U.S. Treasury Notes	(22)	09/30/21	(2,715,453)	(249)
20 Year U.S. Treasury Bonds	(34)	09/21/21	(5,465,500)	(120,127)

Total				$(454,454)

TOTAL FUTURES CONTRACTS				$(198,611)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc.,8.000%, 02/01/2027	(1.000)%	7.302%	12/20/22	$1,075	$95,410	$130,013	$(34,603)
Protection Sold:
CDX.NA.HY Index 34	5.000	2.362	06/20/25	49,243	4,926,428	2,542,751	2,383,677
CDX.NA.EM Index 35	1.000	1.549	06/20/26	44,700	(1,149,390)	(1,355,112)	205,722
CDX.NA.HY Index 36	5.000	2.745	06/20/26	39,350	4,067,461	3,889,242	178,219

TOTAL					$7,939,909	$5,206,894	$2,733,015

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

IBOXHY Index	0.147%	JPMorgan Securities, Inc.	12/20/21	$66	$56,830	$20	$56,810
IBOXHY Index	0.123	JPMorgan Securities, Inc.	12/20/21	68	148,787	—	148,787

TOTAL					$205,617	$20	$205,597

(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.EM Index 35	— CDX North America Emerging Markets Index 35
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.HY Index 36	— CDX North America High Yield Index 36
IBOXHY Index	— iBoxx® Liquid High Yield Index

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 87.3%
Advertising(b) – 1.1%
Advantage Sales & Marketing, Inc. (B/B2) (3M LIBOR + 5.250%)
$5,982,500	6.000%	10/28/27	$ 6,043,402
Clear Channel Outdoor Holdings, Inc. (B/B1) (3M LIBOR + 3.500%)
6,036,774	3.686	08/21/26	5,888,390
National CineMedia LLC (CCC+/B3) (1M LIBOR + 4.000%)
4,164,267	5.000	06/20/25	3,972,711
Red Ventures LLC (B+/B1) (1M LIBOR + 3.500%)
2,810,875	4.250	11/08/24	2,802,667
Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 3.500%)
8,087,313	3.604	12/17/26	8,042,347

			26,749,517

Aerospace & Defense(b) – 1.3%
ADS Tactical, Inc. (B+/B3) (3M LIBOR + 5.750%)
10,640,313	6.750	03/19/26	10,666,913
Brown Group Holding LLC (B+/B1) (3M LIBOR + 2.750%)
9,750,000	3.250	06/07/28	9,696,375
Dynasty Acquisition Co., Inc. (B-/Caa1)
(3M LIBOR + 3.500%)
3,829,698	3.647	04/06/26	3,727,560
(3M LIBOR + 3.500%)
2,058,977	3.647	04/06/26	2,004,064
TransDigm, Inc. (B+/Ba3)
(1M LIBOR + 2.250%)
3,987,289	2.354	08/22/24	3,934,777
(1M LIBOR + 2.250%)
2,984,848	2.354	12/09/25	2,938,464

			32,968,153

Airlines – 1.9%
AAdvantage Loyalty IP Ltd. (NR/Ba2)(c)
5,500,000	0.000	04/20/28	5,729,625
Allegiant Travel Co. (BB-/Ba3)(b) (3M LIBOR + 3.000%)
5,506,082	3.156	02/05/24	5,468,916
American Airlines, Inc. (B-/Ba3)(b) (1M LIBOR + 1.750%)
8,801,000	1.846	01/29/27	8,401,962
Atlantic Aviation FBO, Inc. (BB/B2)(b) (1M LIBOR + 3.750%)
6,904,113	3.845	12/06/25	6,895,483
Kestrel Bidco, Inc. (B-/B2)(b) (6M LIBOR + 3.000%)
4,847,395	4.000	12/11/26	4,750,447
SkyMiles IP Ltd. (NR/Baa1)(b) (3M LIBOR + 3.750%)
3,500,000	4.750	10/20/27	3,694,915

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Airlines – (continued)
United Airlines, Inc. (BB-/Ba1)(b) (3M LIBOR + 3.750%)
$11,396,438	4.500%	04/21/28	$ 11,535,702

			46,477,050

Auto Manufacturers(b) – 0.1%
Sunshine Luxembourg VII S.a.r.l. (B-/B2) (3M LIBOR + 3.750%)
3,700,767	4.500	10/01/26	3,712,091

Automotive – 2.3%
Adient US LLC (BB-/Ba3)(b) (1M LIBOR + 3.500%)
8,050,000	3.604	04/08/28	8,047,504
Autokiniton US Holdings, Inc. (B/B2)(c)
7,000,000	0.000	04/06/28	7,052,500
First Brands Group LLC (B/B1)(b) (1M LIBOR + 5.000%)
8,014,804	6.000	03/30/27	8,098,318
First Brands Group LLC (CCC+/Caa1)(b) (3M LIBOR + 8.500%)
3,350,000	9.500	03/30/28	3,375,125
Garrett LX I S.a.r.l. (NR/Ba2)(b)(d) (3M LIBOR + 3.250%)
8,025,000	3.750	04/30/28	8,035,031
Mavis Tire Express Services Corp. (B-/B2)(b) (3M LIBOR + 4.000%)
5,225,000	4.750	05/04/28	5,238,063
SRAM, LLC (BB-/B1)(b) (6M LIBOR + 2.750%)
7,382,273	3.250	05/12/28	7,345,361
Wheel Pros, LLC (B-/B2)(b) (1M LIBOR + 4.500%)
7,975,000	5.250	04/23/28	7,994,938

			55,186,840

Automotive - Distributors(b) – 1.5%
American Axle & Manufacturing, Inc. (BB/Ba2) (1M LIBOR + 2.250%)
7,273,489	3.000	04/06/24	7,241,049
Bombardier Recreational Products, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
1,318,325	2.104	05/24/27	1,302,017
Drive Chassis Holding Co. LLC (NR/NR) (3M LIBOR + 7.000%)
4,800,000	7.188	04/10/26	4,848,000
Highline Aftermarket Acquisition LLC (B/B2) (3M LIBOR + 4.500%)
3,241,875	5.250	11/09/27	3,248,618
Thor Industries, Inc. (BB+/Ba3) (1M LIBOR + 3.000%)
5,174,809	3.095	02/01/26	5,168,340
Truck Hero, Inc. (B-/B2) (1M LIBOR + 3.750%)
9,925,125	4.500	01/31/28	9,920,163
Wand NewCo 3, Inc. (B-/B1) (1M LIBOR + 3.000%)
6,030,178	3.104	02/05/26	5,952,630

			37,680,817

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans (a) – (continued)
Automotive - Parts(b) – 1.3%
Belron Finance US LLC (NR/NR) (3M LIBOR + 2.750%)
	$3,990,000	3.250%	04/13/28	$ 3,981,701
Belron Finance US LLC (BB+/Ba3) (3M LIBOR + 2.250%)
	1,290,176	2.438	10/30/26	1,280,900
Clarios Global LP (B/B1)
(1M EURIBOR + 3.250%)
EUR	1,111,765	3.250	04/30/26	1,307,729
(1M LIBOR + 3.250%)
	$7,720,768	3.354	04/30/26	7,643,561
CS Intermediate Holdco 2 LLC (B-/B1) (1M LIBOR + 2.000%)
	2,924,522	2.750	11/02/23	2,848,368
Dana, Inc. (BBB-/Baa3) (1M LIBOR + 2.250%)
	2,100,000	2.354	02/27/26	2,092,776
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
	4,960,883	3.600	11/06/24	4,960,883
Tenneco, Inc. (B+/Ba3) (1M LIBOR + 3.000%)
	7,214,641	3.104	10/01/25	7,128,066

				31,243,984

Building & Construction Materials(b) – 0.4%
DG Investment Intermediate Holdings 2, Inc. (B/B2)
(1M LIBOR + 3.750%)
	606,234	4.500	03/31/28	607,849
(1M LIBOR + 3.750%)
	3,286,688	4.500	03/31/28	3,296,285
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1M LIBOR + 6.750%)
	600,000	7.500	03/30/29	597,750
RS Ivy Holdco, Inc. (B/B2) (1M LIBOR + 5.500%)
	5,951,048	6.500	12/23/27	5,951,048

				10,452,932

Building Materials(b) – 2.8%
ACProducts, Inc. (NR/B1) (6M LIBOR + 4.250%)
	8,500,000	4.750	05/05/28	8,451,465
American Builders & Contractors Supply Co., Inc. (BB+/Ba2) (1M LIBOR + 2.000%)
	4,150,657	2.104	01/15/27	4,118,490
Cornerstone Building Brands, Inc. (B+/B1) (1M LIBOR + 3.250%)
	8,396,663	3.750	04/12/28	8,384,068
CP Atlas Buyer, Inc. (B-/B2) (1M LIBOR + 3.750%)
	8,054,813	4.250	11/23/27	8,028,795

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans (a) – (continued)
Building Materials(b) – (continued)
CPG International, Inc. (BB-/B1) (3M LIBOR + 2.500%)
	$4,297,400	3.250%	05/05/24	$ 4,291,255
GYP Holdings III Corp. (BB/Ba3) (1M LIBOR + 2.500%)
	2,120,585	2.604	06/01/25	2,113,969
Ingersoll-Rand Services Co. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,728,125	1.854	03/01/27	1,707,007
Jeld-Wen, Inc. (BB+/Ba2) (1M LIBOR + 2.000%)
	2,010,604	2.104	12/14/24	2,007,729
LBM Acquisition LLC (B-/B3) (3M LIBOR + 3.750%)
	11,758,713	4.500	12/17/27	11,668,053
MI Windows and Doors LLC (B+/B2) (1M LIBOR + 3.750%)
	4,601,875	4.500	12/18/27	4,604,774
Potters Industries LLC (B/B2) (3M LIBOR + 4.000%)
	2,443,875	4.750	12/14/27	2,445,415
Quikrete Holdings, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
	8,067,011	2.604	02/01/27	7,988,842
Winterfell Financing S.a.r.l. (NR/NR) (3M EURIBOR + 3.500%)
EUR	3,000,000	3.500	05/04/28	3,537,437

				69,347,299

Capital Goods(b) – 0.5%
Engineered Machinery Holdings, Inc. (NR/NR) (3M EURIBOR + 3.750%)
	1,550,000	3.750	05/05/28	1,835,156
Engineered Machinery Holdings, Inc. (B-/B2) (3M LIBOR + 3.000%)
	$4,733,153	4.250	07/19/24	4,726,053
Gates Global LLC (B+/B1) (1M LIBOR + 2.750%)
	5,870,721	3.500	03/31/27	5,855,457

				12,416,666

Chemicals – 4.4%
Ascend Performance Materials Operations LLC (BB-/B1)(b) (3M LIBOR + 4.750%)
	2,836,868	5.500	08/27/26	2,874,854
ASP Unifrax Holdings, Inc. (B-/Caa1)(b) (3M LIBOR + 3.750%)
	2,822,560	3.897	12/12/25	2,779,036
ASP Unifrax Holdings, Inc. (CCC+/Caa3)(b) (3M LIBOR + 8.500%)
	1,975,000	8.619	12/14/26	1,847,869
Berry Global, Inc. (BBB-/Ba2)(b) (1M LIBOR + 1.750%)
	2,896,860	1.827	07/01/26	2,873,019

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals – (continued)
Consolidated Energy Finance SA (B+/B1)(b) (1M LIBOR + 2.500%)
$3,889,848	2.595%	05/07/25	$ 3,771,519
Cyanco Intermediate Corp. (B/B2)(b) (1M LIBOR + 3.500%)
8,450,870	3.604	03/16/25	8,346,755
Element Solutions, Inc. (BBB-/Ba1)(b) (1M LIBOR + 2.000%)
3,153,081	2.104	01/31/26	3,147,185
Emerald Performance Materials LLC (B/B2)(b) (1M LIBOR + 4.000%)
5,085,074	5.000	08/12/25	5,091,431
GrafTech Finance, Inc. (BB/Ba3)(b) (1M LIBOR + 3.000%)
2,699,140	3.500	02/12/25	2,697,790
Hexion, Inc. (B+/Ba3)(b) (3M LIBOR + 3.500%)
4,552,683	3.710	07/01/26	4,545,080
Illuminate Buyer LLC (B+/B1)(b) (1M LIBOR + 3.500%)
7,150,579	3.604	06/30/27	7,103,313
INEOS Enterprises Holdings US Finco LLC (NR/Ba3)(b) (3M LIBOR + 3.500%)
4,444,467	4.500	08/28/26	4,453,711
INEOS Styrolution US Holding LLC (NR/NR)(b) (1M LIBOR + 2.750%)
4,700,000	3.250	01/29/26	4,683,832
Innophos, Inc. (B+/B1)(b) (1M LIBOR + 3.500%)
3,955,438	3.604	02/07/27	3,942,267
LSF11 Skyscraper Holdco S.a r.l. (NR/NR)(c)(d)
3,740,625	0.000	09/29/27	3,749,977
Momentive Performance Materials, Inc. (B/B2)(b) (1M LIBOR + 3.250%)
8,860,024	3.360	05/15/24	8,797,295
NIC Acquisition Corp. (NR/B3)(b) (3M LIBOR + 3.750%)
3,765,563	3.917	12/29/27	3,754,981
Plaze, Inc. (B/B3)(b) (1M LIBOR + 3.750%)
1,614,450	4.500	08/03/26	1,614,450
Polar US Borrower LLC (B-/B3)(b) (1M LIBOR + 4.750%)
4,256,790	4.832	10/15/25	4,267,432
PQ Corp. (NR/NR)(c)
4,650,000	0.000	05/26/28	4,646,141
PQ Corp. (BB-/B1)(b) (3M LIBOR + 2.250%)
1,070,030	2.436	02/07/27	1,065,354
Starfruit Finco B.V. (B+/B1)(b) (1M LIBOR + 2.750%)
12,245,274	2.843	10/01/25	12,145,842
Trinseo Materials Operating S.C.A. (BB-/Ba2)(c)
6,200,000	0.000	05/03/28	6,149,656
Tronox Finance LLC (BB-/Ba3)(b) (3M LIBOR + 2.500%)
1,769,273	2.647	03/13/28	1,756,640

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals – (continued)
Voyage Australia Pty Ltd. (NR/NR)(c)
	$2,350,000	0.000%	06/16/28	$ 2,350,000

				108,455,429

Coal(b) – 0.5%
Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
	11,567,736	4.345	10/13/25	11,524,357

Commercial Services – 4.3%
AlixPartners LLP (B+/B1)(b) (1M LIBOR + 2.750%)
	4,189,500	3.250	02/04/28	4,170,312
Allied Universal Holdco LLC (B/WR)(b)
(1M LIBOR + 3.750%)
	7,968,636	4.250	05/12/28	7,988,557
(3M EURIBOR + 3.750%)
EUR	675,000	3.750	04/07/28	798,484
Amentum Government Services Holdings LLC (B/B1)(b)
(1M LIBOR + 3.500%)
	$851,400	3.604	01/29/27	848,633
(3M LIBOR + 4.750%)
	9,152,063	5.500	01/29/27	9,217,866
Ankura Consulting Group LLC (B-/B2)(b) (1M LIBOR + 4.500%)
	3,042,892	5.250	03/17/28	3,048,613
Ankura Consulting Group LLC (CCC/Caa2)(b) (3M LIBOR + 8.000%)
	600,000	8.750	03/12/29	606,000
APX Group, Inc. (B-/B2)(b) (3M PRIME + 4.000%)
	4,163,917	7.250	12/31/25	4,169,788
AQ Carver Buyer, Inc. (B/B2)(b) (3M LIBOR + 5.000%)
	2,161,500	6.000	09/23/25	2,150,693
Avis Budget Car Rental LLC (BB-/Ba2)(b) (1M LIBOR + 2.250%)
	1,998,763	2.360	08/06/27	1,956,290
Conservice Midco LLC (B/B2)(b) (1M LIBOR + 4.250%)
	3,483,700	4.354	05/13/27	3,476,454
CoreLogic, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
	4,075,000	4.000	06/02/28	4,060,738
Da Vinci Purchaser Corp. (B/B2)(b) (3M LIBOR + 4.000%)
	6,054,710	5.000	01/08/27	6,069,847
Fleet U.S. Bidco, Inc. (B+/B2)(b) (1M LIBOR + 3.000%)
	2,564,424	3.104	10/07/26	2,529,163
Fly Funding II S.a.r.l. (BB+/Ba3)(b) (3M LIBOR + 6.000%)
	1,438,125	7.000	10/08/25	1,447,113
Garda World Security Corp. (NR/B1)(b) (3M LIBOR + 4.250%)
	4,450,000	4.350	10/30/26	4,467,489

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
GlobalLogic Holdings, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	$3,505,670	4.500%	09/14/27	$ 3,506,756
Holding Socotec (NR/NR)(c)
EUR	1,025,000	0.000	05/05/28	1,213,911
Holding Socotec (NR/NR)(c)(d)
	$2,675,000	0.000	05/05/28	2,675,000
IRB Holding Corp. (B/B2)(b)
(3M LIBOR + 2.750%)
	5,623,924	3.750	02/05/25	5,610,427
(3M LIBOR + 3.250%)
	8,697,896	4.250	12/15/27	8,692,503
Northstar Group Services, Inc. (NR/NR)(b) (1M LIBOR + 5.500%)
	2,666,250	6.500	11/09/26	2,679,581
Packers Holdings LLC (B-/B2)(b) (6M LIBOR + 3.250%)
	6,991,250	4.000	03/09/28	6,949,023
Trans Union LLC (BBB-/Ba2)(b) (1M LIBOR + 1.750%)
	2,335,085	1.854	11/16/26	2,317,898
Verisure Holding AB (NR/NR)(c)
EUR	5,000,000	0.000	03/27/28	5,908,237
Verscend Holding Corp. (B+/B2)(b) (1M LIBOR + 4.000%)
	$9,218,251	4.104	08/27/25	9,233,093

				105,792,469

Construction Machinery(b) – 0.1%
Welbilt, Inc. (B-/B3) (1M LIBOR + 2.500%)
	2,147,500	2.604	10/23/25	2,128,709

Consumer Cyclical Services – 1.9%
Asurion LLC (B/B3)(b) (1M LIBOR + 5.250%)
	4,825,000	5.354	01/31/28	4,859,161
Asurion LLC (B+/Ba3)(b)
(1M LIBOR + 3.000%)
	2,488,481	3.104	11/03/23	2,474,496
(1M LIBOR + 3.000%)
	6,195,350	3.104	11/03/24	6,127,573
(1M LIBOR + 3.250%)
	3,482,500	3.354	12/23/26	3,441,163
KAR Auction Services, Inc. (B/Ba3)(b) (1M LIBOR + 2.250%)
	3,452,443	2.375	09/19/26	3,400,656
KUEHG Corp. (CCC+/B3)(b) (3M LIBOR + 3.750%)
	3,666,308	4.750	02/21/25	3,604,824
Prime Security Services Borrower LLC (BB-/Ba3)(b) (1M LIBOR + 2.750%)
	3,110,603	3.500	09/23/26	3,107,213
The Hertz Corp. (B+/B2)(c)
	8,792,880	0.000	06/14/28	8,781,889

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services – (continued)
The Hertz Corp. (BB-/B2)(c)
	$1,657,120	0.000%	06/14/28	$ 1,655,048
USIC Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.500%)
	2,743,544	4.250	05/12/28	2,736,685
WEX Inc. (BB-/Ba2)(b) (1M LIBOR + 2.250%)
	2,344,125	2.354	03/31/28	2,325,091
WW International, Inc. (BB-/Ba3)(c)
	4,675,000	0.000	04/13/28	4,686,687

				47,200,486

Consumer Cyclical Services - Business(b) – 1.3%
Colorado Buyer, Inc. (CC/Caa2) (3M LIBOR + 7.250%)
	2,875,000	8.250	05/01/25	2,842,656
Guidehouse LLP (B-/B2) (1M LIBOR + 4.000%)
	5,312,332	4.104	05/01/25	5,318,973
Sabre GLBL, Inc. (B/Ba3)
(1M LIBOR + 2.000%)
	3,344,412	2.104	02/22/24	3,290,066
(1M LIBOR + 4.000%)
	2,938,866	4.750	12/17/27	2,953,560
Science Applications International Corp. (BB+/Ba1) (1M LIBOR + 1.875%)
	1,625,000	1.979	03/12/27	1,618,906
Stats Intermediate Holdings LLC (B-/B2) (3M LIBOR + 5.250%)
	2,643,826	5.406	07/10/26	2,641,632
Tempo Acquisition LLC (B/B1) (1M LIBOR + 3.250%)
	2,456,114	3.750	11/02/26	2,458,669
The House of HR (NR/NR) (6M EURIBOR + 3.750%)
EUR	2,475,000	3.750	07/27/26	2,928,774
USS Ultimate Holdings, Inc. (B-/B1) (1M LIBOR + 3.750%)
	$5,684,440	4.750	08/25/24	5,696,889
USS Ultimate Holdings, Inc. (CCC/Caa1) (1M LIBOR + 7.750%)
	3,225,000	8.750	08/25/25	3,225,000

				32,975,125

Consumer Products(b) – 0.9%
Coty, Inc. (B/B3) (1M LIBOR + 2.250%)
	3,552,490	2.331	04/07/25	3,415,115
Kronos Acquisition Holdings, Inc. (B-/B2) (3M LIBOR + 3.750%)
	4,407,364	4.250	12/22/26	4,372,457
Proampac PG Borrower LLC (B-/B2) (3M LIBOR + 3.750%)
	13,092,188	4.750	11/03/25	13,069,276

				20,856,848

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Products - Household & Leisure – 0.6%
Diamond (BC) B.V. (B/Ba3)(b) (3M LIBOR + 3.000%)
	$3,042,013	3.186%	09/06/24	$ 3,023,639
Hunter Fan Co. (B/B2)(b) (3M LIBOR + 5.000%)
	4,600,000	5.750	04/09/28	4,601,932
Prestige Brands, Inc. (BB/Ba2)(b) (1M LIBOR + 2.000%)
	1,695,489	2.093	01/26/24	1,695,760
The Hillman Group, Inc. (NR/B1)(c)
	780,591	0.000	02/24/28	778,280
The Hillman Group, Inc. (B+/B1)(c)
	3,844,409	0.000	02/24/28	3,833,030

				13,932,641

Consumer Products - Non Durable(b) – 0.3%
Alphabet Holding Co., Inc. (B-/B2) (1M LIBOR + 3.500%)
	3,513,893	3.604	09/26/24	3,508,271
Alphabet Holding Co., Inc. (CCC/Caa1) (1M LIBOR + 7.750%)
	1,126,563	7.854	09/26/25	1,126,912
HLF Financing S.a.r.l. (BB+/Ba1) (1M LIBOR + 2.500%)
	3,497,577	2.604	08/18/25	3,473,828

				8,109,011

Distributor(b) – 0.2%
UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	3,948,749	3.854	08/13/26	3,943,813

Diversified Financial Services – 3.9%
Advisor Group, Inc. (B-/B2)(b) (1M LIBOR + 4.500%)
	1,955,151	4.604	07/31/26	1,958,142
AqGen Ascensus, Inc. (B-/B2)(c)
	4,114,610	0.000	12/13/26	4,117,202
Bellis Acquisition Co. PLC (NR/NR)(b) (6M EURIBOR + 2.750%)
EUR	1,400,000	2.750	02/12/26	1,653,659
Citadel Securities LP (BBB-/Ba1)(b) (1M LIBOR + 2.500%)
	$3,890,250	2.604	02/02/28	3,847,302
CQP Holdco LP (NR/NR)(b) (3M LIBOR + 3.750%) (3M LIBOR + 3.750%)
	7,050,000	4.250	06/05/28	7,018,275
DLG Acquisitions Ltd. (NR/NR)(b) (6M EURIBOR + 3.500%)
EUR	1,825,000	3.500	05/15/26	2,154,083
DRW Holdings LLC (BB-/B1)(b) (1M LIBOR + 3.750%)
	$6,000,000	3.854	03/01/28	5,985,000

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
Edelman Financial Center LLC (NR/B2)(b) (1M LIBOR + 3.750%)
	$6,700,279	4.500%	04/07/28	$ 6,704,902
FinCo I LLC (BB/Baa3)(b) (1M LIBOR + 2.500%)
	3,220,886	2.604	06/27/25	3,208,808
First Eagle Holdings, Inc. (BB/Ba2)(b) (3M LIBOR + 2.500%)
	3,919,732	2.647	02/01/27	3,863,406
Fiserv Investment Solutions, Inc. (B/B2)(b) (3M LIBOR + 4.000%)
	2,521,482	4.155	02/18/27	2,523,575
Franklin Square Holdings LP (BB/Ba1)(b) (1M LIBOR + 2.250%)
	1,273,384	2.375	08/01/25	1,260,650
GBT Group Services B.V. (B-/NR)(b) (1M LIBOR + 2.500%)
	3,531,841	2.591	08/13/25	3,372,909
GT Polaris, Inc. (NR/NR)(b) (3M LIBOR + 3.750%)
	6,056,633	4.500	09/24/27	6,059,661
Jefferies Finance LLC (BB-/Ba3)(b) (1M LIBOR + 3.000%)
	3,936,086	3.125	06/03/26	3,915,185
KREF Holdings X LLC (BB-/Ba2)(b) (3M LIBOR + 4.750%)
	1,271,813	5.750	08/05/27	1,278,171
MHI Holdings LLC (B/B2)(b) (1M LIBOR + 5.000%)
	3,044,930	5.095	09/21/26	3,052,542
NFP Corp. (B/B1)(b) (1M LIBOR + 3.250%)
	4,979,208	3.354	02/15/27	4,903,823
Radar Bidco S.a.r.l. (NR/NR)(b) (6M EURIBOR + 9.000%)
EUR	1,207,956	9.000	12/16/24	1,460,264
Syncapay, Inc. (B/B2)(b) (3M LIBOR + 6.500%)
	$4,591,875	7.500	12/10/27	4,623,467
Vertical Midco GmbH (NR/NR)(b) (6M LIBOR + 4.250%)
	8,482,137	4.478	07/30/27	8,485,699
VFH Parent LLC (B+/Ba3)(b) (1M LIBOR + 3.000%)
	4,719,766	3.093	03/01/26	4,699,141
Victory Capital Holdings, Inc. (BB-/Ba2)(b) (3M LIBOR + 2.250%)
	3,615,055	2.444	07/01/26	3,585,701
Zebra Buyer LLC (NR/NR)(c)
	4,725,000	0.000	04/21/28	4,735,962

				94,467,529

Diversified Manufacturing(b) – 2.2%
AI Aqua Merger Sub, Inc. (B/B2)
(1M LIBOR + 3.250%)
	1,597,376	4.250	12/13/23	1,597,376
(1M LIBOR + 3.250%)
	961,282	4.250	12/13/23	961,887
(3M LIBOR + 5.250%)
	497,487	6.250	12/13/23	497,487

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Manufacturing(b) – (continued)
Apex Tool Group LLC (CCC+/B3) (1M LIBOR + 5.250%)
	$5,706,955	6.500%	08/01/24	$ 5,725,161
Canada Goose, Inc. (BB/B2) (3M LIBOR + 3.500%)
	1,641,760	4.250	10/07/27	1,646,554
Core & Main LP (B/B1) (1M LIBOR + 2.750%)
	4,019,872	3.750	08/01/24	4,013,601
Dynacast International LLC (NR/NR) (3M LIBOR + 4.750%)
	7,156,521	5.750	07/19/25	7,165,467
Fluid-Flow Products, Inc. (B-/B2) (3M LIBOR + 3.750%)
	4,179,000	4.250	03/31/28	4,179,000
Gardner Denver, Inc. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,488,130	1.854	03/01/27	1,469,945
Klockner-Pentaplast of America, Inc. (NR/B2) (3M LIBOR + 4.750%)
	2,743,125	5.250	02/12/26	2,756,841
KP Germany Erste GmbH (NR/B2) (3M EURIBOR + 4.750%)
EUR	3,425,000	4.750	02/04/26	4,045,559
Robertshaw US Holding Corp. (CCC-/Caa3) (1M LIBOR + 8.000%)
	$4,650,000	9.000	02/28/26	3,999,000
Rohm Holding GmbH (B-/B3) (6M LIBOR + 4.750%)
	2,680,226	4.978	07/31/26	2,683,576
Titan Acquisition Ltd. (B-/B2) (3M LIBOR + 3.000%)
	12,146,373	3.167	03/28/25	11,925,187

				52,666,641

Electric Utilities(b) – 0.3%
Pacific Gas & Electric Co. (BB-/B1) (3M LIBOR + 3.000%)
	7,996,613	3.500	06/23/25	7,881,702

Electrical – 0.6%
Pike Corporation (B/Ba3)(c)
	4,530,822	0.000	01/21/28	4,518,861
Talen Energy Supply LLC (BB-/Ba3)(b) (1M LIBOR + 3.750%)
	10,248,676	3.854	07/08/26	9,422,428

				13,941,289

Electrical Components & Equipment(b) – 0.1%
Energizer Holdings, Inc. (NR/NR) (1M LIBOR + 2.250%)
	2,810,875	2.750	12/22/27	2,801,740

Electrical Equipment(b) – 0.3%
Brookfield WEC Holdings, Inc. (B/B2) (1M LIBOR + 2.750%)
	6,460,454	3.250	08/01/25	6,394,040

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Energy(b) – 0.3%
WIN Waste Innovations Holdings, Inc. (B+/B1) (3M LIBOR + 2.750%)
	$7,100,000	3.250%	03/24/28	$ 7,082,250

Engineering & Construction(b) – 0.1%
Rockwood Service Corp. (B/B2) (1M LIBOR + 4.000%)
	1,481,250	4.104	01/23/27	1,483,102

Entertainment – 2.3%
Allen Media LLC (BB-/Ba3)(b) (3M LIBOR + 5.500%)
	8,450,669	5.647	02/10/27	8,453,289
Alterra Mountain Co. (B/B2)(b)
(1M LIBOR + 2.750%)
	3,464,906	2.854	07/31/24	3,418,511
(1M LIBOR + 4.500%)
	2,730,749	5.500	08/01/26	2,735,883
AMC Entertainment Holdings, Inc. (B-/Caa2)(b) (1M LIBOR + 3.000%)
	3,767,289	3.086	04/22/26	3,531,043
Amer Sports Oyj (NR/NR)(b) (3M EURIBOR + 4.500%)
EUR	3,225,000	4.500	03/30/26	3,821,176
Banijay Entertainment S.A.S (B/B1)(b) (1M LIBOR + 3.750%)
	$5,115,106	3.836	03/01/25	5,093,776
Carnival Corp. (BB-/Ba2)(b) (1M LIBOR + 7.500%)
	2,160,953	8.500	06/30/25	2,210,482
CityCenter Holdings LLC (B+/B2)(b) (1M LIBOR + 2.250%)
	3,520,559	3.000	04/18/24	3,489,754
Crown Finance US, Inc. (B-/B3)(b) (3M LIBOR + 7.000%)
	474,619	7.000	05/23/24	596,834
Crown Finance US, Inc. (CCC/Caa2)(b)
(6M LIBOR + 2.500%)
	3,075,363	3.500	02/28/25	2,703,767
(6M LIBOR + 2.750%)
	2,836,235	3.750	09/30/26	2,464,859
Motion Finco S.a.r.l. (CCC+/B2)(c)
	4,079,908	0.000	11/12/26	3,947,311
	535,188	0.000	11/12/26	517,795
PCI Gaming Authority (BB+/Ba3)(b) (1M LIBOR + 2.500%)
	4,789,077	2.604	05/29/26	4,765,802
SeaWorld Parks & Entertainment, Inc. (B-/B2)(b) (1M LIBOR + 3.000%)
	3,805,130	3.750	03/31/24	3,776,591
Vue International Bidco PLC (CCC+/Caa1)(b) (6M EURIBOR + 4.750%)
EUR	2,286,096	4.750	07/03/26	2,576,232
WMG Acquisition Corp. (BB/Ba3)(b) (1M LIBOR + 2.125%)
	$1,136,053	2.229	01/20/28	1,126,317

				55,229,422

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Environmental(b) – 0.6%
EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	$4,233,766	4.750%	05/09/25	$ 4,198,033
GFL Environmental, Inc. (BB-/Ba3) (1M LIBOR + 3.000%)
	4,555,274	3.500	05/30/25	4,555,912
Innovative Water Care Global Corp. (B-/Caa1) (3M LIBOR + 5.000%)
	4,914,137	6.000	02/27/26	4,862,538

				13,616,483

Food & Beverages(b) – 1.0%
CHG PPC Parent LLC (B/B2) (1M LIBOR + 2.750%)
	2,574,013	2.854	03/31/25	2,541,838
Chobani LLC (B-/B1) (1M LIBOR + 3.500%)
	3,176,000	4.500	10/20/27	3,181,304
City Brewing Co. LLC (B+/B1) (3M LIBOR + 3.500%)
	2,425,000	4.250	04/05/28	2,434,094
Froneri International Ltd. (B+/B1)
(1M LIBOR + 2.250%)
	5,148,000	2.354	01/29/27	5,066,919
(6M EURIBOR + 2.375%)
EUR	1,100,000	2.375	01/29/27	1,276,608
Post Holdings, Inc. (NR/B2) (1M LIBOR + 4.000%)
	$1,141,183	4.750	10/21/24	1,148,178
Shearer’s Foods, Inc. (B-/B2) (3M LIBOR + 3.500%)
	1,265,453	4.250	09/23/27	1,265,846
Sigma Bidco B.V. (NR/NR) (6M LIBOR + 3.000%)
	4,451,957	3.260	07/02/25	4,350,675
Sunshine Investments B.V. (B+/B1)
(3M EURIBOR + 3.000%)
EUR	525,000	3.000	03/28/25	617,993
(3M LIBOR + 3.000%)
	$3,137,728	3.156	03/28/25	3,116,800

				25,000,255

Food & Drug Retailing(b) – 0.4%
United Natural Foods, Inc. (B/B2) (1M LIBOR + 3.500%)
	7,266,744	3.604	10/22/25	7,268,270
US Foods, Inc. (BB-/B3)
(1M LIBOR + 1.750%)
	1,727,154	1.854	06/27/23	1,709,157
(1M LIBOR + 2.000%)
	1,492,405	2.104	09/13/26	1,468,825

				10,446,252

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Gaming – 1.1%
Caesars Resort Collection LLC (B+/B1)(b) (1M LIBOR + 2.750%)
	$6,900,538	2.854%	12/23/24	$ 6,837,674
Penn National Gaming, Inc. (BB-/Ba3)(c)
	1,665,463	0.000	10/15/25	1,659,434
Scientific Games International, Inc. (B+/B1)(b) (1M LIBOR + 2.750%)
	9,659,517	2.854	08/14/24	9,587,070
The Stars Group Holdings B.V. (BBB-/Ba1)(b) (3M LIBOR + 3.500%)
	6,985,206	3.647	07/10/25	6,986,114
UFC Holdings LLC (B/B2)(b) (6M LIBOR + 3.000%)
	2,356,986	3.750	04/29/26	2,352,932

				27,423,224

Health Care - Pharmaceuticals – 1.6%
Amedes Holding AG (B/B2)(b) (3M EURIBOR + 3.000%)
EUR	3,010,720	3.000	06/08/26	3,538,725
Bausch Health Cos., Inc. (BB/Ba2)(b)
(1M LIBOR + 2.750%)
	$2,172,111	2.854	11/27/25	2,154,799
(1M LIBOR + 3.000%)
	8,463,722	3.104	06/02/25	8,424,619
Endo Luxembourg Finance Company I S.a r.l. (B/B2)(b) (3M LIBOR + 5.000%)
	5,216,667	5.750	03/27/28	5,025,945
Grifols Worldwide Operations USA, Inc. (BB+/Ba2)(b) (1 Week LIBOR + 2.000%)
	4,874,654	2.088	11/15/27	4,824,689
Jazz Financing Lux S.a.r.l. (BB-/Ba2)(b) (1M LIBOR + 3.500%)
	5,500,000	4.000	04/21/28	5,515,455
Organon & Co. (BB/Ba2)(c)
	9,000,000	0.000	06/02/28	9,005,670

				38,489,902

Health Care - Services – 5.2%
Air Methods Corp. (B/B2)(b) (3M LIBOR + 3.500%)
	2,040,746	4.500	04/22/24	2,008,971
Biogroup-LCD (NR/NR)(c)
EUR	3,875,000	0.000	01/28/28	4,566,064
Change Healthcare Holdings LLC (B+/B1)(b) (1M LIBOR + 2.500%)
	$2,612,479	3.500	03/01/24	2,609,083
DaVita, Inc. (BBB-/Ba1)(b) (1M LIBOR + 1.750%)
	1,616,793	1.854	08/12/26	1,606,251
Envision Healthcare Corp. (CCC+/Caa1)(b) (1M LIBOR + 3.750%)
	10,336,537	3.854	10/10/25	8,823,785

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Services – (continued)
ExamWorks Group, Inc. (B/B1)(b) (1M LIBOR + 3.250%)
	$4,760,665	4.250%	07/27/23	$ 4,762,141
Gentiva Health Services, Inc. (B+/B1)(b) (1M LIBOR + 2.750%)
	3,393,094	2.875	07/02/25	3,383,560
Global Medical Response, Inc. (B/B2)(b)
(3M LIBOR + 4.750%)
	3,308,375	5.750	10/02/25	3,320,781
(6M LIBOR + 4.250%)
	3,003,316	5.250	03/14/25	3,009,203
Help At Home, Inc. (B-/B1)(b) (3M LIBOR + 5.000%)
	2,834,276	6.000	10/29/27	2,839,604
ICON Luxembourg S.a.r.l. (NR/NR)(c)
	2,154,125	0.000	06/16/28	2,157,162
	8,645,875	0.000	06/16/28	8,658,066
IQVIA, Inc. (BBB-/Ba1)(b) (1M LIBOR + 1.750%)
	1,616,602	1.854	01/17/25	1,605,690
Iris BidCo GmbH (NR/NR)(c)
EUR	3,850,000	0.000	05/31/28	4,466,212
Lonza Group AG (NR/NR)(c)
	$7,350,000	0.000	04/29/28	7,353,969
Matrix Medical Network of Arizona LLC (B/B2)(b) (1M LIBOR + 4.500%)
	1,422,667	4.604	02/17/25	1,422,069
MPH Acquisition Holdings LLC (B+/Ba3)(b) (3M LIBOR + 2.750%)
	9,965,057	3.750	06/07/23	9,935,660
Onex TSG Intermediate Corp. (B/B2)(b) (3M LIBOR + 4.750%)
	3,350,000	5.500	02/28/28	3,368,861
Parexel International Corp. (B-/B2)(b) (1M LIBOR + 2.750%)
	3,380,275	2.845	09/27/24	3,359,689
PPD, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.250%)
	6,433,875	2.750	01/13/28	6,422,809
RegionalCare Hospital Partners Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
	11,349,810	3.854	11/16/25	11,317,122
Sotera Health Holdings LLC (B+/B1)(b) (3M LIBOR + 2.750%)
	8,150,000	3.250	12/11/26	8,112,673
Team Health Holdings, Inc. (B-/Caa1)(b) (1M LIBOR + 2.750%)
	9,656,412	3.750	02/06/24	9,354,649
U.S. Renal Care, Inc. (B-/B2)(b)
(1M LIBOR + 5.000%)
	6,003,557	5.104	06/26/26	6,024,810
(1M LIBOR + 5.500%)
	2,800,000	5.604	06/26/26	2,814,000
Vizient, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.000%)
	1,967,373	2.104	05/06/26	1,949,667

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Services – (continued)
WP CityMD Bidco LLC (B-/B2)(b) (3M LIBOR + 3.750%)
$1,428,323	4.500%	08/13/26	$ 1,430,308

			126,682,859

Healthcare Providers & Services(b) – 0.3%
Insulet Corp. (B+/Ba3) (1M LIBOR + 3.250%)
5,800,000	3.750	05/04/28	5,803,654
MedRisk, Inc. (B/B2) (1M LIBOR + 3.750%)
1,750,000	4.500	05/10/28	1,749,265

			7,552,919

Home Construction – 0.8%
Beacon Roofing Supply, Inc. (NR/NR)(b) (1M LIBOR + 2.250%)
3,142,245	2.604	04/23/28	3,123,046
Foundation Building Materials Holding Co. LLC (B/B2)(b) (3M LIBOR + 3.250%)
6,075,000	3.750	02/03/28	6,031,989
Park River Holdings, Inc. (B-/B1)(b) (3M LIBOR + 3.250%)
5,075,000	4.000	12/28/27	5,044,093
SRS Distribution Inc. (B-/B3)(c)
6,000,000	0.000	06/02/28	5,993,340

			20,192,468

Household Products(b) – 0.0%
Spectrum Brands, Inc. (BB-/Ba1) (3M LIBOR + 2.000%)
673,313	2.500	03/03/28	669,946

Insurance – 1.6%
Acrisure LLC (B/B2)(b) (3M LIBOR + 3.500%)
6,416,263	3.604	02/15/27	6,341,385
Alliant Holdings Intermediate LLC (NR/B2)(b) (1M LIBOR + 3.250%)
4,766,343	3.354	05/09/25	4,711,530
Alliant Holdings Intermediate LLC (B/B2)(b) (1M LIBOR + 3.250%)
1,616,667	3.354	05/09/25	1,598,301
AssuredPartners Capital, Inc. (B/B1)(c)
994,962	0.000	02/12/27	995,460
AssuredPartners, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
3,377,990	3.604	02/12/27	3,358,769
Baldwin Risk Partners LLC (B/B2)(b) (3M LIBOR + 3.500%)
1,425,000	3.631	10/14/27	1,420,554
HUB International Ltd. (B/B2)(b) (2M LIBOR + 2.750%)
6,121,499	2.926	04/25/25	6,050,428

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Insurance – (continued)
OneDigital Borrower LLC (B/B3)(b)
(3M LIBOR + 4.500%)
	$112,699	4.500%	11/16/27	$ 112,741
(3M LIBOR + 4.500%)
	1,818,153	5.250	11/16/27	1,823,462
Ryan Specialty Group LLC (B/B1)(b) (1M LIBOR + 3.000%)
	1,467,607	3.750	09/01/27	1,466,227
Sedgwick Claims Management Services, Inc. (B/B2)(b)
(1M LIBOR + 3.250%)
	6,079,962	3.354	12/31/25	6,011,562
(1M LIBOR + 4.250%)
	270,875	5.250	09/03/26	271,165
USI, Inc. (B/B2)(b) (3M LIBOR + 3.000%)
	6,076,912	3.147	05/16/24	6,017,115

				40,178,699

Lodging(b) – 0.1%
Four Seasons Hotels Ltd. (BB+/Ba3) (1M LIBOR + 2.000%)
	1,934,805	2.104	11/30/23	1,927,550

Machinery(b) – 0.7%
Cimpress PLC (BB/Ba3) (1M LIBOR + 3.500%)
	8,850,000	4.000	05/17/28	8,813,095
Clark Equipment Co. (BB/Ba3)
(3M LIBOR + 1.835%)
	2,424,398	1.982	05/18/24	2,403,573
(3M LIBOR + 2.250%)
	997,500	2.397	05/18/24	995,505
Shape Technologies Group, Inc. (CCC+/Caa2) (1M LIBOR + 3.000%)
	2,854,648	3.104	04/21/25	2,642,576
Star US Bidco LLC (B-/B3) (1M LIBOR + 4.250%)
	1,981,241	5.250	03/17/27	1,977,536

				16,832,285

Media(c) – 0.1%
Adevinta ASA (NR/NR)
EUR	1,250,000	0.000	04/20/28	1,480,498
	$950,000	0.000	04/20/28	949,705

				2,430,203

Media - Broadcasting & Radio(b) – 1.1%
Ascend Learning LLC (B-/B1) (1M LIBOR + 3.000%)
	2,450,051	4.000	07/12/24	2,447,503
Cumulus Media New Holdings, Inc. (B/B2) (3M LIBOR + 3.750%)
	6,502,934	4.750	03/31/26	6,509,437
Diamond Sports Group LLC (CCC+/B2) (1M LIBOR + 3.250%)
	2,728,141	3.360	08/24/26	1,633,829

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Broadcasting & Radio(b) – (continued)
Digital Room Holdings, Inc. (B-/B2) (6M LIBOR + 5.000%)
$2,969,449	5.203%	05/21/26	$ 2,954,602
Nexstar Broadcasting, Inc. (BBB-/Ba2)
(1M LIBOR + 2.250%)
1,880,698	2.345	01/17/24	1,872,479
(1M LIBOR + 2.500%)
2,221,570	2.592	09/18/26	2,215,395
Renaissance Holding Corp. (B-/B2) (1M LIBOR + 3.250%)
4,291,388	3.343	05/30/25	4,243,110
Renaissance Holding Corp. (CCC/Caa2) (1M LIBOR + 7.000%)
3,200,000	7.104	05/29/26	3,196,800
The E.W. Scripps Co. (BB-/Ba3) (1M LIBOR + 3.000%)
1,258,875	4.000	01/07/28	1,257,301

			26,330,456

Media - Cable(b)– 1.8%
Altice Financing SA (B/B2)
(3M LIBOR + 2.750%)
1,954,198	2.934	07/15/25	1,919,121
(3M LIBOR + 2.750%)
4,007,907	2.900	01/31/26	3,932,759
Charter Communications Operating LLC (BBB-/Ba1) (1M LIBOR + 1.750%)
1,290,152	1.860	02/01/27	1,280,475
Cogeco Communications, Inc. (BB/B1) (1M LIBOR + 2.000%)
3,237,477	2.104	01/03/25	3,190,275
CSC Holdings LLC (BB/Ba3)
(1M LIBOR + 2.250%)
3,892,181	2.323	07/17/25	3,833,799
(1M LIBOR + 2.500%)
3,895,219	2.573	04/15/27	3,854,164
iHeartCommunications, Inc. (B+/B1)
(1M LIBOR + 3.000%)
2,761,654	3.104	05/01/26	2,735,777
(1M LIBOR + 4.000%)
1,757,250	4.750	05/01/26	1,757,250
Midcontinent Communications (BB+/Ba3) (1M LIBOR + 1.750%)
1,616,772	1.854	08/15/26	1,614,072
Univision Communications, Inc. (B/B2) (1M LIBOR + 3.750%)
1,897,829	3.854	03/15/26	1,899,897
UPC Financing Partnership (BB-/B1) (1M LIBOR + 3.000%)
4,300,000	3.073	01/31/29	4,269,900
Virgin Media Bristol LLC (BB-/Ba3)
(1M LIBOR + 2.500%)
8,808,080	2.573	01/31/28	8,213,856
Ziggo Financing Partnership B.V. (B+/B1) (1M LIBOR + 2.500%)
4,500,000	2.573	04/30/28	4,450,005

			43,493,670

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Non Cable(b) – 2.6%
Cambium Learning Group, Inc. (B-/B3) (3M LIBOR + 4.500%)
$9,155,946	5.250%	12/18/25	$ 9,200,077
Entercom Media Corp. (BB-/Ba3) (1M LIBOR + 2.500%)
2,505,377	2.595	11/18/24	2,478,445
Getty Images, Inc. (B-/B2) (1M LIBOR + 4.500%)
9,210,683	4.625	02/19/26	9,191,525
Gray Television, Inc. (BB/Ba2) (1M LIBOR + 2.500%)
4,650,000	2.592	01/02/26	4,625,029
Hubbard Radio LLC (B/B2) (3M LIBOR + 4.250%)
5,866,231	5.250	03/28/25	5,802,699
Lions Gate Capital Holdings LLC (B+/Ba2) (1M LIBOR + 2.250%)
3,203,229	2.354	03/24/25	3,182,536
McGraw-Hill Global Education Holdings LLC (B/B2) (1M LIBOR + 4.750%)
8,015,711	5.750	11/01/24	8,021,963
Meredith Corp. (BB-/Ba3)
(1M LIBOR + 2.500%)
1,893,413	2.604	01/31/25	1,884,419
(3M LIBOR + 4.250%)
4,083,750	5.250	01/31/25	4,170,530
Metro-Goldwyn-Mayer, Inc. (BB-/Ba3) (1M LIBOR + 2.500%)
2,199,121	2.610	07/03/25	2,191,116
Metro-Goldwyn-Mayer, Inc. (CCC+/B3) (1M LIBOR + 4.500%)
1,050,000	5.500	07/03/26	1,049,129
NEP/NCP Holdco, Inc. (B/Caa1) (3M LIBOR + 3.250%)
2,805,215	3.397	10/20/25	2,728,072
NEP/NCP Holdco, Inc. (CCC/Caa3)(d) (1M LIBOR + 7.000%)
3,200,000	7.104	10/19/26	3,128,000
Prometric Holdings, Inc. (B-/B2) (1M LIBOR + 3.000%)
4,780,667	4.000	01/29/25	4,711,347

			62,364,887

Metals & Mining(b) – 0.6%
AMG Advanced Metallurgical Group NV (BB-/B1) (1M LIBOR + 3.000%)
1,641,495	3.104	02/01/25	1,628,494
Anvil International LLC (B-/B3) (1M LIBOR + 5.000%)
3,930,000	5.110	05/28/26	3,915,263
Atkore International, Inc. (BB+/Ba1) (3M LIBOR + 2.000%)
4,150,000	2.500	05/26/28	4,141,700
Crosby US Acquisition Corp. (B-/B2) (1M LIBOR + 4.750%)
3,318,637	4.841	06/26/26	3,302,044

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Metals & Mining(b) – (continued)
U.S. Silica Co. (B-/B3) (1M LIBOR + 4.000%)
	$1,530,504	5.000%	05/01/25	$ 1,460,682

				14,448,183

Oil & Gas(c) – 0.1%
ITT Holdings LLC (NR/NR)
	2,800,000	0.000	07/30/28	2,793,000

Oil Field Services(b) – 0.3%
Apergy Corp. (BBB-/Ba2)
(1M LIBOR + 2.500%)
	423,082	2.625	05/09/25	419,909
(3M LIBOR + 5.000%)
	2,733,104	6.000	06/03/27	2,784,350
Delek US Holdings, Inc. (BB+/B1) (1M LIBOR + 2.250%)
	5,487,463	2.354	03/31/25	5,350,276

				8,554,535

Packaging(b) – 2.8%
Altium Packaging LLC (B+/B2) (1M LIBOR + 2.750%)
	6,508,687	3.250	02/03/28	6,469,050
Berlin Packaging LLC (B-/B3) (1M LIBOR + 3.000%)
	7,023,113	3.100	11/07/25	6,955,059
BWAY Holding Co. (B-/B3) (1M LIBOR + 3.250%)
	5,481,791	3.354	04/03/24	5,345,623
Canister International Group, Inc. (B/B2) (1M LIBOR + 4.750%)
	3,370,421	4.854	12/21/26	3,371,836
Charter NEX US, Inc. (B/NR) (1M LIBOR + 4.250%)
	10,340,440	5.250	12/01/27	10,353,366
Flex Acquisition Co., Inc. (B/B2)
(3M LIBOR + 3.250%)
	3,208,111	3.452	06/29/25	3,174,939
(3M LIBOR + 3.500%)
	4,514,243	4.000	02/23/28	4,492,620
LABL, Inc. (B/B2)
(1M EURIBOR + 4.250%)
EUR	3,050,000	4.250	07/01/26	3,615,779
(1M LIBOR + 4.000%)
	$1,099,454	4.104	07/01/26	1,097,167
Pro Mach Group, Inc. (B-/B2) (1M LIBOR + 2.750%)
	4,698,479	2.854	03/07/25	4,628,002
Reynolds Consumer Products, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
	2,598,864	1.854	02/04/27	2,576,773
Reynolds Group Holdings, Inc. (B+/B1) (1M LIBOR + 3.250%)
	2,463,976	3.354	02/05/26	2,446,383

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(b) – (continued)
Tosca Services LLC (B/B2) (1M LIBOR + 3.500%)
$3,208,875	4.250%	08/18/27	$ 3,204,864
TricorBraun Holdings, Inc. (NR/NR)
(3M LIBOR + 3.250%)
43,611	3.750	03/03/28	42,259
(3M LIBOR + 3.250%)
5,816,660	3.750	03/03/28	5,770,883
Trident TPI Holdings, Inc. (B-/B2) (3M LIBOR + 3.000%)
4,696,016	4.000	10/17/24	4,672,536

			68,217,139

Paper(b) – 0.6%
Clearwater Paper Corp. (BB+/Ba1) (1M LIBOR + 3.000%)
5,636,205	3.125	07/26/26	5,629,160
Pregis TopCo Corp. (NR/NR) (1 Week LIBOR + 4.000%)
1,850,000	4.500	07/31/26	1,850,000
Pregis TopCo Corp. (B-/B2) (1M LIBOR + 4.000%)
6,261,623	4.104	07/31/26	6,255,362

			13,734,522

Pharmaceuticals(b) – 0.3%
Gainwell Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
5,223,750	4.750	10/01/27	5,235,503
Horizon Therapeutics USA, Inc. (BB+/Ba1) (1M LIBOR + 2.000%)
3,341,625	2.500	03/15/28	3,317,599

			8,553,102

Pipelines(b) – 1.4%
AL NGPL Holdings LLC (B+/Ba3) (3M LIBOR + 3.750%)
3,950,000	4.750	04/14/28	3,974,687
BCP Raptor LLC (B/B3) (1M LIBOR + 4.250%)
1,519,152	5.250	06/24/24	1,503,535
BCP Raptor LLC (B-/B3) (1M LIBOR + 4.750%)
2,168,500	4.854	11/03/25	2,124,588
Buckeye Partners LP (BBB-/Ba1) (1M LIBOR + 2.250%)
5,405,679	2.354	11/01/26	5,365,137
Centurion Pipeline Co. LLC (BB/B1)
(1M LIBOR + 3.250%)
1,240,849	3.354	09/29/25	1,219,134
(1M LIBOR + 4.000%)
1,552,200	4.095	09/28/25	1,525,037
Navitas Midstream Midland Basin LLC (B/B3) (1M LIBOR + 4.500%)
3,233,247	5.500	12/13/24	3,241,331
NorthRiver Midstream Finance LP (BB/Ba3) (3M LIBOR + 3.250%)
4,541,152	3.452	10/01/25	4,499,510

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Pipelines(b) – (continued)
Oryx Midstream Holdings LLC (B-/B2) (1M LIBOR + 4.000%)
$4,504,730	4.104%	05/22/26	$ 4,470,944
Prairie ECI Acquiror LP (B-/B3) (1M LIBOR + 4.750%)
3,079,942	4.854	03/11/26	2,993,950
Traverse Midstream Partners LLC (B/B3) (1M LIBOR + 5.500%)
2,652,625	6.500	09/27/24	2,660,928

			33,578,781

Pipelines(b) – 0.2%
Waterbridge Midstream Operating LLC (CCC+/B3) (6M LIBOR + 5.750%)
4,120,082	6.750	06/22/26	3,946,461

Real Estate Investment Trust(b) – 0.5%
Brookfield Property REIT, Inc. (BB+/B1) (1M LIBOR + 2.500%)
4,811,198	2.604	08/27/25	4,690,918
Forest City Enterprises LP (B+/B2) (1M LIBOR + 3.500%)
5,569,300	3.604	12/08/25	5,432,406
Realogy Group LLC (BB/Ba1) (1M LIBOR + 2.250%)
1,474,254	3.000	02/08/25	1,468,416

			11,591,740

Restaurants(b) – 0.2%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M LIBOR + 1.750%)
4,812,732	1.854	11/19/26	4,742,803

Retailers(b) – 2.0%
Dealer Tire LLC (B-/B1) (1M LIBOR + 4.250%)
8,061,016	4.354	12/12/25	8,056,986
EG America LLC (B-/B3) (3M LIBOR + 4.000%)
3,960,415	4.146	02/07/25	3,927,900
EG Group Ltd. (B-/B3)
(3M LIBOR + 4.000%)
2,640,357	4.147	02/07/25	2,618,679
(3M LIBOR + 4.250%)
3,469,250	4.750	03/31/26	3,469,250
Great Outdoors Group LLC (B+/B1) (6M LIBOR + 4.250%)
4,959,973	5.000	03/06/28	4,972,373
OEConnection LLC (NR/WR) (1M LIBOR + 4.000%)
11,607	4.104	09/25/26	11,578
OEConnection LLC (B-/B2) (1M LIBOR + 4.000%)
4,091,831	4.104	09/25/26	4,081,601
Rent-A-Center, Inc. (BB-/Ba3) (1M LIBOR + 4.000%)
3,491,250	4.750	02/17/28	3,491,250
Resideo Funding, Inc. (BBB-/Ba2) (3M LIBOR + 2.250%)
3,729,463	2.750	02/08/28	3,720,140

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Retailers(b) – (continued)
Staples, Inc. (B/B2) (3M LIBOR + 5.000%)
$8,906,159	5.176%	04/16/26	$ 8,666,850
TruGreen LP (B/B1) (1M LIBOR + 4.000%)
2,885,500	4.750	11/02/27	2,894,878
TruGreen LP (CCC+/Caa1) (3M LIBOR + 8.500%)
2,200,000	9.500	11/02/28	2,244,000

			48,155,485

Retailing(b) – 0.2%
Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 3.000%)
3,979,154	3.750	10/19/27	3,976,488

Semiconductors(b) – 0.0%
Allegro Microsystems, Inc. (BB/B1) (3M LIBOR + 3.750%)
150,000	4.250	09/30/27	149,625

Services Cyclical - Business Services(b) – 0.3%
EVO Payments International LLC (B/B2) (1M LIBOR + 3.250%)
2,493,246	3.360	12/22/23	2,486,489
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (3M LIBOR + 1.500%)
2,992,902	3.500	02/28/25	3,135,604
Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3) (3M LIBOR + 5.000%)
1,212,852	5.203	05/29/26	1,104,459

			6,726,552

Technology - Hardware – 0.8%
CommScope, Inc. (B/Ba3)(b) (1M LIBOR + 3.250%)
4,451,978	3.346	04/06/26	4,426,557
Ingram Micro, Inc. (NR/NR)(c)
6,475,000	0.000	03/31/28	6,483,094
ON Semiconductor Corp. (BB+/Baa3)(b) (1M LIBOR + 2.000%)
5,047,033	2.104	09/19/26	5,025,734
Tech Data Corp. (BBB-/Ba1)(b) (1M LIBOR + 3.500%)
1,467,607	3.604	06/30/25	1,468,913
Tech Data Corp. (BBB-/Ba2)(b) (1M LIBOR + 5.500%)
1,290,250	5.595	06/30/25	1,293,475

			18,697,773

Technology - Software – 3.8%
Ahead Data Blue LLC (NR/B1)(b) (2M LIBOR + 3.750%)
3,509,132	4.500	10/18/27	3,512,957
Apttus Corporation (B-/B3)(b) (3M LIBOR + 4.250%)
3,300,000	5.000	05/08/28	3,314,025

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
Aspect Software, Inc. (B-/B2)(b) (3M LIBOR + 5.250%)
	$4,575,000	6.000%	05/08/28	$ 4,483,500
Aspect Software, Inc. (CCC+/Caa2)(b) (3M LIBOR + 9.000%)
	1,225,000	9.750	05/07/29	1,212,750
Banff Merger Sub, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
	5,531,629	3.854	10/02/25	5,497,057
Castle US Holding Corp. (B-/B3)(b) (3M LIBOR + 3.750%)
	3,780,705	3.897	01/29/27	3,730,497
Cloudera, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
	2,627,985	3.250	12/22/27	2,624,989
Cornerstone OnDemand, Inc. (B+/Ba3)(b) (1M LIBOR + 3.250%)
	3,591,407	3.341	04/22/27	3,588,031
Flexera Software LLC (B-/B1)(b) (3M LIBOR + 3.750%)
	4,261,106	4.500	03/03/28	4,267,200
Go Daddy Operating Co. LLC (BB/Ba1)(b) (1M LIBOR + 2.000%)
	1,259,521	2.104	08/10/27	1,251,057
Idera, Inc. (NR/B2)(b) (3M LIBOR + 3.750%)
	4,324,810	4.500	03/02/28	4,322,129
Idera, Inc. (CCC/Caa2)(b) (6M LIBOR + 6.750%)
	415,000	7.500	03/02/29	411,887
Informatica LLC (B-/B1)(b) (1M LIBOR + 3.250%)
	2,399,625	3.354	02/25/27	2,382,996
ION Trading Finance Limited (B/B3)(b) (3M LIBOR + 4.750%)
	2,725,000	4.917	04/01/28	2,733,284
ION Trading Technologies S.a.r.l. (B/B3)(b) (3M EURIBOR + 4.250%)
EUR	1,000,000	4.250	03/26/28	1,188,216
Ivanti Software, Inc. (B-/B2)(b) (3M LIBOR + 4.750%)
	$1,920,188	5.750	12/01/27	1,920,456
Magenta Buyer LLC (B/B2)(c)
	3,975,000	0.000	05/03/28	3,971,025
Peraton Corp. (NR/NR)(b) (1M LIBOR + 3.750%)
	3,450,000	4.500	02/01/28	3,519,000
Peraton Corp. (B+/B1)(b) (1M LIBOR + 3.750%)
	12,568,500	4.500	02/01/28	12,594,642
Redstone Buyer LLC (B/B1)(b) (3M LIBOR + 4.750%)
	1,527,258	5.500	04/27/28	1,522,172
Redstone Buyer LLC (B-/Caa1)(c)
	783,556	0.000	04/27/29	768,535
	1,366,444	0.000	04/27/29	1,340,250
Tibco Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
	6,200,128	3.860	06/30/26	6,178,428

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
Uber Technologies, Inc. (B+/B1)(b) (1M LIBOR + 3.500%)
$6,133,385	3.604%	04/04/25	$ 6,127,926
VS Buyer LLC (B/B1)(b) (1M LIBOR + 3.000%)
3,762,574	3.104	02/28/27	3,746,132
Zelis Healthcare Corp. (B/B2)(b) (1M LIBOR + 3.500%)
2,666,301	3.592	09/30/26	2,656,969
ZoomInfo LLC (BB-/Ba3)(b) (1M LIBOR + 3.000%)
4,716,243	3.104	02/02/26	4,711,810

			93,577,920

Technology - Software/Services – 9.2%
AppLovin Corp. (B+/B1)(b) (1M LIBOR + 3.250%)
7,571,272	3.354	08/15/25	7,557,568
Aston Finance Co. S.a.r.l. (B-/B2)(b) (1M LIBOR + 4.250%)
617,064	4.343	10/09/26	611,473
Athenahealth, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
9,283,300	4.410	02/11/26	9,303,630
Bracket Intermediate Holding Corp. (B-/B2)(b) (3M LIBOR + 4.250%)
2,992,291	4.444	09/05/25	2,985,738
BY Crown Parent LLC (B-/B1)(b) (1M LIBOR + 3.000%)
4,596,896	4.000	02/02/26	4,591,150
Camelot U.S. Acquisition 1 Co. (B/B1)(b)
(1M LIBOR + 3.000%)
3,711,985	3.104	10/30/26	3,693,425
(1M LIBOR + 3.000%)
2,810,875	4.000	10/30/26	2,810,875
CentralSquare Technologies LLC (CCC+/Caa1)(b) (3M LIBOR + 3.750%)
10,834,271	3.896	08/29/25	10,092,773
Ceridian HCM Holding, Inc. (B+/B1)(b) (1 Week LIBOR + 2.500%)
5,777,731	2.594	04/30/25	5,686,732
ConvergeOne Holdings, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
2,367,559	5.104	01/04/26	2,338,225
DCert Buyer, Inc. (NR/NR)(b) (1M LIBOR + 7.000%)
1,700,000	7.104	02/16/29	1,711,696
DCert Buyer, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
5,348,730	4.104	10/16/26	5,350,977
Dynatrace LLC (BB+/Ba3)(b) (1M LIBOR + 2.250%)
2,688,909	2.354	08/22/25	2,673,797
Electronics for Imaging, Inc. (CCC+/B3)(b) (1M LIBOR + 5.000%)
1,846,875	5.104	07/23/26	1,756,323
Emerald TopCo, Inc. (B/B2)(b) (1M LIBOR + 3.500%)
3,458,746	3.686	07/24/26	3,437,128

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Endure Digital, Inc. (NR/NR)(b) (3M LIBOR + 3.500%)
$7,625,000	4.250%	02/10/28	$ 7,583,672
Epicor Software Corp. (B-/B2)(b) (1M LIBOR + 3.250%)
6,845,507	4.000	07/30/27	6,834,965
Epicor Software Corp. (CCC/Caa2)(b) (1M LIBOR + 7.750%)
200,000	8.750	07/31/28	206,376
Eta Australia Holdings III Pty Ltd. (B-/B3)(b) (1M LIBOR + 4.000%)
5,047,000	4.104	05/06/26	5,013,336
Finastra USA, Inc. (CCC+/B2)(b) (6M LIBOR + 3.500%)
2,360,862	4.500	06/13/24	2,322,262
Finastra USA, Inc. (CCC-/Caa2)(b) (6M LIBOR + 7.250%)
1,625,000	8.250	06/13/25	1,640,649
First Advantage Holdings LLC (B/B2)(b) (1M LIBOR + 3.000%)
2,347,680	3.343	01/31/27	2,335,214
Genuine Financial Holdings LLC (B-/B3)(b) (3M LIBOR + 3.750%)
4,095,905	3.854	07/11/25	4,013,986
Genuine Financial Holdings LLC (CCC/Caa3)(b) (1M LIBOR + 7.250%)
4,300,000	7.354	07/10/26	3,809,800
Grab Holdings, Inc. (B-/B3)(b) (6M LIBOR + 4.500%)
4,613,438	5.500	01/29/26	4,678,810
Greeneden U.S. Holdings II LLC (B-/B3)(b) (1M LIBOR + 4.000%)
1,995,000	4.750	12/01/27	1,998,571
Huskies Parent, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
2,857,948	4.104	07/31/26	2,857,948
Hyland Software, Inc. (B-/B1)(b) (1M LIBOR + 3.500%)
3,241,604	4.250	07/01/24	3,244,295
Hyland Software, Inc. (CCC/Caa1)(b) (1M LIBOR + 6.250%)
2,016,000	7.000	07/07/25	2,022,713
MA Finance Co. LLC (BB-/B1)(b) (1M LIBOR + 2.750%)
401,432	2.854	06/21/24	396,414
Marcel LUX IV S.a.r.l. (BB-/B1)(b) (1M LIBOR + 3.250%)
6,415,624	3.354	03/15/26	6,379,568
McAfee LLC (BB-/B1)(b) (1M LIBOR + 3.750%)
3,985,639	3.846	09/30/24	3,984,643
MedAssets Software Intermediate Holdings, Inc. (B-/B2)(b) (6M LIBOR + 3.750%)
3,400,000	4.500	01/28/28	3,395,750
Mitchell International, Inc. (NR/NR)(b) (1M LIBOR + 7.250%)
1,615,092	7.354	12/01/25	1,612,491
Mitchell International, Inc. (B-/B2)(b)
(1M LIBOR + 3.250%)
4,078,014	3.354	11/29/24	4,036,214

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Mitchell International, Inc. (B-/B2)(b) – (continued)
(1M LIBOR + 4.250%)
	$2,756,737	4.750%		11/29/24	$ 2,765,586
Panther Commercial Holdings LP (B-/B3)(b) (1M LIBOR + 4.500%)
	4,750,000	5.000		01/07/28	4,750,997
Park Place Technologies LLC (B-/B2)(b) (1M LIBOR + 5.000%)
	1,596,000	6.000		11/10/27	1,598,394
Paysafe Holdings (US) Corp. (NR/NR)(c)
	5,000,000	0.000		06/09/28	4,968,750
Presidio, Inc. (B/B1)(b) (3M LIBOR + 3.500%)
	3,950,025	3.690		01/22/27	3,941,375
Project Boost Purchaser LLC (B-/B2)(b)
(1M LIBOR + 3.500%)
	8,731,726	3.604		06/01/26	8,669,906
(1M LIBOR + 4.250%)
	4,574	5.000		06/01/26	4,568
QBS Parent, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
	4,182,080	4.397		09/22/25	4,056,618
Quest Software US Holdings, Inc. (B+/B2)(b) (3M LIBOR + 4.250%)
	2,964,621	4.436		05/16/25	2,960,501
Rocket Software, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
	1,937,402	4.354		11/28/25	1,898,964
Seattle SpinCo, Inc. (BB-/B1)(b) (1M LIBOR + 2.750%)
	2,710,967	2.854		06/21/24	2,677,080
Severin Acquisition LLC (B-/B2)(b) (1M LIBOR + 3.250%)
	6,799,653	3.332		08/01/25	6,753,484
Sirius Computer Solutions, Inc. (B/Ba3)(b) (1M LIBOR + 3.500%)
	5,167,259	3.604		07/01/26	5,150,672
SS&C Holdings Europe S.a.r.l. (BB+/Ba2)(b) (1M LIBOR + 1.750%)
	1,333,993	1.854		04/16/25	1,317,318
SS&C Technologies, Inc. (BB+/Ba2)(b) (1M LIBOR + 1.750%)
	1,755,802	1.854		04/16/25	1,733,855
team.blue Finco SARL (NR/NR)
EUR	109,459	0.000	(c)	03/27/28	129,305
(3M EURIBOR + 3.750%)
	1,915,541	3.750	(b)	03/27/28	2,262,835
The Dun & Bradstreet Corp. (B+/B1)(b) (1M LIBOR + 3.250%)
	$6,406,074	3.345		02/06/26	6,373,018
The Ultimate Software Group, Inc. (B-/B1)(b)
(1M LIBOR + 3.750%)
	4,863,375	3.854		05/04/26	4,863,861
(3M LIBOR + 3.250%)
	7,964,685	4.000		05/04/26	7,969,305
The Ultimate Software Group, Inc. (CCC/Caa1)(b) (3M LIBOR + 6.750%)
	50,000	7.500		05/03/27	50,792

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Ultra Clean Holdings, Inc. (B+/B1)(b) (1M LIBOR + 3.750%)
$5,009,448	3.854%		08/27/25	$ 5,013,606
Upland Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
4,347,562	3.854		08/06/26	4,329,433
Virtusa Corp. (B+/B2)(b) (1M LIBOR + 4.250%)
5,765,550	5.000		02/11/28	5,782,847

				222,992,257

Telecommunication Services – 4.2%
Altice France SA (B/B2)(b) (3M LIBOR + 3.688%)
4,412,472	3.871		01/31/26	4,371,657
Buzz Merger Sub Ltd. (B/B1)(b) (1M LIBOR + 2.750%)
3,835,890	2.854		01/29/27	3,819,127
(1M LIBOR + 3.250%)
267,727	3.750		01/29/27	267,393
CCI Buyer, Inc. (B-/B1)(b) (3M LIBOR + 4.000%)
3,865,313	4.750		12/17/27	3,869,448
CenturyLink, Inc. (BBB-/Ba3)(b) (1M LIBOR + 2.250%)
5,087,262	2.354		03/15/27	5,014,768
Cincinnati Bell, Inc. (B+/Ba3)(b) (1M LIBOR + 3.250%)
1,393,847	4.250		10/02/24	1,391,478
CNT Holdings I Corp (NR/Caa2)(b) (3M LIBOR + 6.750%)
525,000	7.500		11/06/28	531,563
CNT Holdings I Corp. (B/B2)(b) (3M LIBOR + 3.750%)
8,478,750	4.500		11/08/27	8,478,750
Connect Finco S.a.r.l. (B+/B1)(b) (1M LIBOR + 3.500%)
4,295,625	4.500		12/11/26	4,298,331
Delta TopCo, Inc. (B-/B2)(b) (3M LIBOR + 3.750%)
1,475,000	4.500		12/01/27	1,477,773
Delta TopCo, Inc. (CCC/Caa2)(b) (3M LIBOR + 7.250%)
575,000	8.000		12/01/28	581,469
Frontier Communications Corp. (B+/B3)(b) (1M LIBOR + 3.750%)
1,995,000	4.500		05/01/28	1,995,000
Hoya Midco LLC (B-/B3)(b) (1M LIBOR + 3.500%)
6,674,806	4.500		06/30/24	6,628,082
Imperva, Inc. (B-/B2)(b) (3M LIBOR + 4.000%)
7,048,110	5.000		01/12/26	7,066,858
Intelsat Jackson Holdings SA (NR/NR)(b) (3M LIBOR + 5.500%)
641,443	5.618		07/13/22	645,054
Intelsat Jackson Holdings SA (NR/WR)
3,844,000	0.000	(c)	11/27/23	3,898,470
(1M LIBOR + 8.625%)
3,375,000	8.625	(b)	01/02/24	3,429,236

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunication Services – (continued)
Iridium Satellite LLC (BB-/Ba3)(b) (1M LIBOR + 2.750%)
	$3,042,317	2.843%	11/04/26	$ 3,045,268
LogMeIn, Inc. (B-/B2)(b) (1M LIBOR + 4.750%)
	4,825,750	4.827	08/31/27	4,816,726
MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.500%)
	3,562,301	3.604	09/13/24	3,543,492
(1M LIBOR + 3.750%)
	2,257,716	4.750	09/13/24	2,261,013
MH Sub I LLC (B/Caa2)(b) (1M LIBOR + 6.250%)
	600,000	6.345	02/12/29	608,628
MLN US Holding Co. LLC (CCC+/B3)(b) (1M LIBOR + 4.500%)
	3,305,568	4.586	11/30/25	3,019,240
Nielsen Consumer, Inc. (B/NR)(b) (1M EURIBOR + 4.000%)
EUR	1,346,625	4.000	03/06/28	1,598,182
Nielsen Consumer, Inc. (B/B1)(b) (1M LIBOR + 4.000%)
	$1,072,313	4.080	03/06/28	1,073,460
Project Alpha Intermediate Holding, Inc. (B/B3)(b) (1M LIBOR + 4.000%)
	6,887,904	4.110	04/26/24	6,892,795
PUG LLC (B-/B3)(b) (1M LIBOR + 3.500%)
	6,069,595	3.604	02/12/27	5,921,679
Shutterfly, Inc. (B-/B2)(b) (3M LIBOR + 6.000%)
	4,547,565	7.000	09/25/26	4,551,612
Syncsort Inc. (NR/NR)(b) (3M LIBOR + 4.250%)
	7,500,000	5.000	04/24/28	7,485,000
Syncsort Inc. (CCC/Caa2)(b) (3M LIBOR + 4.250%)
	950,000	5.000	04/24/28	945,250

				103,526,802

Textiles(b) – 0.2%
CBI Buyer, Inc. (B/B1) (1M LIBOR + 3.250%)
	3,625,000	3.750	01/06/28	3,605,352
CBI Buyer, Inc. (CCC+/Caa1) (1M LIBOR + 7.250%)
	1,100,000	7.750	01/06/29	1,089,000
Kontoor Brands, Inc. (BB-/Ba2) (3M LIBOR + 4.250%)
	1,019,667	4.343	05/15/26	1,019,667

				5,714,019

Transportation(b) – 0.5%
Genesee & Wyoming, Inc. (BB+/Ba2) (3M LIBOR + 2.000%)
	2,555,590	2.147	12/30/26	2,537,139
Kenan Advantage Group, Inc. (B/B2) (1M LIBOR + 3.750%)
	5,478,734	4.500	03/24/26	5,480,433

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Transportation(b) – (continued)
XPO Logistics, Inc. (BBB-/Baa3) (3M LIBOR + 1.750%)
$4,550,000	1.881%	02/24/25	$ 4,527,750

			12,545,322

Transportation(b) – 0.2%
IXS Holdings, Inc. (B/B2) (3M LIBOR + 4.250%)
1,492,251	5.000	03/05/27	1,494,117
Superior Industries International, Inc. (B/B1) (1M LIBOR + 4.000%)
2,592,554	4.104	05/22/24	2,581,743

			4,075,860

Transportation Services(b) – 0.2%
LaserShip, Inc. (NR/NR) (3M LIBOR + 4.500%)
4,393,000	5.250	04/30/28	4,387,509

Utilities(b) – 0.4%
Calpine Corp. (BB+/Ba2) (1M LIBOR + 2.000%)
1,228,125	2.104	08/12/26	1,211,005
(1M LIBOR + 2.500%)
2,348,526	2.610	12/16/27	2,331,312
LMBE-MC Holdco II LLC (BB-/Ba3) (3M LIBOR + 4.000%)
1,811,058	5.000	12/03/25	1,747,671
Lonestar II Generation Holdings LLC (B/B1) (1M LIBOR + 5.000%)
3,092,951	5.104	04/20/26	3,032,391
(1M LIBOR + 5.000%)
404,463	5.104	04/20/26	396,543

			8,718,922

Wirelines Telecommunications(b) – 1.5%
Digicel International Finance Ltd. (NR/Caa1) (6M LIBOR + 3.250%)
3,702,336	3.430	05/28/24	3,547,319
GTT Communications, Inc. (CCC+/NR) (1M LIBOR + 5.000%)
226,928	6.000	12/31/21	228,791
GTT Communications, Inc. (CCC-/WR) (3M LIBOR + 2.750%)
2,788,748	2.900	05/31/25	2,190,562
Level 3 Financing, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
3,823,623	1.854	03/01/27	3,762,674
Numericable Group SA (B/B2) (3M LIBOR + 2.750%)
4,676,626	2.936	07/31/25	4,592,821
Radiate Holdco LLC (B/B1) (1M LIBOR + 3.500%)
1,915,375	4.250	09/25/26	1,916,084
SBA Senior Finance II LLC (BB+/Ba3) (1M LIBOR + 1.750%)
1,616,667	1.860	04/11/25	1,601,518
Sorenson Communications LLC (B+/B2) (3M LIBOR + 5.500%)
3,558,750	6.250	03/12/26	3,582,095

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Wirelines Telecommunications(b) – (continued)
Telesat Canada (BB-/B1) (1M LIBOR + 2.750%)
$3,229,677	2.860%		12/07/26	$ 3,027,919
Zacapa LLC (B-/B2) (3M LIBOR + 4.500%)
8,445,506	4.647		07/02/25	8,460,286
Zayo Group Holdings, Inc. (B/B1) (1M LIBOR + 3.000%)
3,440,382	3.104		03/09/27	3,401,953

				36,312,022

TOTAL BANK LOANS (Cost $2,130,881,201)				$2,126,450,832

Corporate Obligations – 5.4%
Advertising(e)(f) – 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)
$450,000	4.250%		01/15/29	$ 452,250

Aerospace & Defense(e)(f) – 0.1%
TransDigm, Inc. (B-/B3)
1,405,000	4.625		01/15/29	1,406,756
Triumph Group, Inc. (B/B2)
457,000	8.875		06/01/24	509,555

				1,916,311

Airlines(f) – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba2)
1,225,000	5.500		04/20/26	1,298,500
United Airlines, Inc. (BB-/Ba1)(e)
2,830,000	4.625		04/15/29	2,929,050

				4,227,550

Automotive – 0.5%
Ford Motor Co. (BB+/Ba2)
2,019,000	9.000	(e)	04/22/25	2,487,925
1,331,000	0.000	(f)(g)	03/15/26	1,471,587
Ford Motor Credit Co. LLC (BB+/Ba2)(e)
2,650,000	4.140		02/15/23	2,746,237
650,000	4.687		06/09/25	703,495
Tenneco, Inc. (B+/Ba3)(e)(f)
3,510,000	5.125		04/15/29	3,602,138

				11,011,382

Banks(e)(f) – 0.1%
Freedom Mortgage Corp. (B/B2)
3,120,000	6.625		01/15/27	3,139,500

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(e)(f) – 0.4%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
	$553,000	9.000%	07/01/28	$ 615,213
Polar US Borrower LLC/Schenectady International Group, Inc. (CCC+/Caa2)
	4,260,000	6.750	05/15/26	4,238,700
Rayonier AM Products, Inc. (B-/B1)
	253,000	7.625	01/15/26	263,120
The Chemours Co. (B/B1)
	1,445,000	5.750	11/15/28	1,542,537
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (B-/B2)
	2,795,000	5.125	04/01/29	2,847,406

				9,506,976

Commercial Services(e)(f) – 0.1%
NESCO Holdings II, Inc. (B/B3)
	669,000	5.500	04/15/29	695,760
Sabre GLBL, Inc. (B/Ba3)
	416,000	9.250	04/15/25	492,960
Verisure Midholding AB (CCC+/Caa1)
EUR	1,075,000	5.250	02/15/29	1,310,513

				2,499,233

Distribution & Wholesale(e)(f) – 0.2%
American Builders & Contractors Supply Co., Inc. (B+/B1)
	$1,450,000	3.875	11/15/29	1,435,500
BCPE Empire Holdings, Inc. (CCC/Caa2)
	1,446,000	7.625	05/01/27	1,467,690
Wolverine Escrow LLC (CCC+/Caa3)
	2,639,000	8.500	11/15/24	2,559,830
	215,000	9.000	11/15/26	209,087

				5,672,107

Diversified Financial Services(e)(f) – 0.5%
LD Holdings Group LLC (B+/B2)
	3,205,000	6.125	04/01/28	3,184,969
LPL Holdings, Inc. (BB/Ba2)
	2,489,000	4.000	03/15/29	2,501,445
PennyMac Financial Services, Inc. (BB-/B1)
	2,330,000	4.250	02/15/29	2,242,625

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(e)(f) – (continued)
United Wholesale Mortgage LLC (NR/Ba3)
$3,330,000	5.500%	04/15/29	$ 3,321,675

			11,250,714

Diversified Manufacturing(e)(f) – 0.1%
BWX Technologies, Inc. (BB/Ba3)
1,379,000	4.125	04/15/29	1,403,133

Electronics(e)(f) – 0.1%
Imola Merger Corp. (BB-/B1)
1,805,000	4.750	05/15/29	1,856,894
Sensata Technologies B.V. (BB+/Ba3)
1,382,000	4.000	04/15/29	1,402,730

			3,259,624

Engineering & Construction(e)(f) – 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. (B/B3)
343,000	6.000	02/01/26	361,436
Great Lakes Dredge & Dock Corp. (B/B2)
726,000	5.250	06/01/29	746,873

			1,108,309

Entertainment(e)(f) – 0.1%
Boyne USA, Inc. (B/B1)
660,000	4.750	05/15/29	682,275
Lions Gate Capital Holdings LLC (CCC+/B3)
2,015,000	5.500	04/15/29	2,130,862

			2,813,137

Gaming(e) – 0.1%
MGM Resorts International (B+/Ba3)
2,281,000	4.750	10/15/28	2,423,563

Healthcare Providers & Services(e)(f) – 0.3%
Catalent Pharma Solutions, Inc. (BB-/B1)
785,000	3.125	02/15/29	759,487
CHS/Community Health Systems, Inc. (CCC/Caa2)
1,125,000	6.125	04/01/30	1,136,250
DaVita, Inc. (B+/Ba3)
1,420,000	3.750	02/15/31	1,361,425
Tenet Healthcare Corp. (B+/B1)
4,400,000	4.250	06/01/29	4,444,000

			7,701,162

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(e)(f) – 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
$2,500,000	4.250%	10/15/27	$ 2,537,500

Internet(e)(f) – 0.2%
ANGI Group LLC (BB-/Ba3)
1,055,000	3.875	08/15/28	1,045,769
Cablevision Lightpath LLC (B+/B1)
2,469,000	3.875	09/15/27	2,450,482
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,942,000	3.500	03/01/29	1,927,435

			5,423,686

Investment Companies(e)(f) – 0.0%
Compass Group Diversified Holdings LLC
873,000	5.250	04/15/29	906,829

Leisure Time(e)(f) – 0.2%
Carnival Corp. (B+/B2)
960,000	5.750	03/01/27	1,012,800
MajorDrive Holdings IV LLC (CCC+/Caa2)
2,543,000	6.375	06/01/29	2,523,927
Royal Caribbean Cruises Ltd. (B/B2)
1,860,000	5.500	04/01/28	1,939,050

			5,475,777

Lodging(e)(f) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc (B-/B2)
3,530,000	5.000	06/01/29	3,596,187
Marriott Ownership Resorts, Inc. (B-/B1)
560,000	4.500	06/15/29	567,000

			4,163,187

Machinery-Diversified(e)(f) – 0.0%
GrafTech Finance, Inc. (BB/Ba3)
1,040,000	4.625	12/15/28	1,067,300

Media(e) – 0.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC+/Caa1)(f)
2,350,000	5.375	08/15/26	1,521,625
Diamond Sports Group LLC/Diamond Sports Finance Co. (CCC-/Ca)(f)(h)
3,225,000	6.625	08/15/27	1,580,250
iHeartCommunications, Inc. (CCC+/Caa1)
1	8.375	05/01/27	1

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(e) – (continued)
Nexstar Broadcasting, Inc. (B+/B2)(f)
	$1,894,000	4.750%		11/01/28	$ 1,946,085
Radiate Holdco LLC/Radiate Finance, Inc. (B/B1)(f)
	797,000	4.500		09/15/26	824,895
Scripps Escrow II, Inc. (BB-/Ba3)(f)
	1,750,000	3.875		01/15/29	1,728,125
Scripps Escrow II, Inc. (CCC+/Caa1)(f)
	450,000	5.375		01/15/31	448,313
Sirius XM Radio, Inc. (BB/Ba3)(f)
	1,895,000	4.000		07/15/28	1,951,850
Townsquare Media, Inc. (B/B2)(f)
	957,000	6.875		02/01/26	1,021,597
Univision Communications, Inc. (B/B2)(f)
	1,500,000	6.625		06/01/27	1,621,875

					12,644,616

Miscellaneous Manufacturing(e) – 0.0%
Hillenbrand, Inc. (BB+/Ba1)
	922,000	3.750		03/01/31	912,780

Oil Field Services(e) – 0.2%
CNX Resources Corp. (BB-/B1)(f)
	525,000	6.000		01/15/29	567,000
Exterran Energy Solutions LP/EES Finance Corp. (B/B3)
	1,280,000	8.125		05/01/25	1,132,800
Noble Finance Co. (NR/NR)(i)
(PIK 15.000%, Cash 11.000%)
	76,081	11.000	(f)	02/15/28	83,308
(PIK 15.000%, Cash 11.000%)
	36,307	11.000		02/15/28	39,938
Transocean, Inc. (CCC/Caa3)(f)
	2,145,000	11.500		01/30/27	2,284,425

					4,107,471

Packaging(e)(f) – 0.1%
Kleopatra Finco S.a.r.l. (B/B2)
EUR	1,075,000	4.250		03/01/26	1,279,283

Pharmaceuticals(e)(f) – 0.1%
HLF Financing Sarl LLC/Herbalife International, Inc. (BB-/B1)
	$2,229,000	4.875		06/01/29	2,245,718

Pipelines(e)(f) – 0.1%
ITT Holdings LLC (B/B2)
	1,105,000	6.500		08/01/29	1,125,719

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(e)(f) – (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp. (BB-/B1)
$1,840,000	7.500%	02/01/26	$ 1,927,400

			3,053,119

Real Estate Investment Trust(e) – 0.0%
SBA Communications Corp. (BB-/B1)(f)
605,000	3.125	02/01/29	583,069
Service Properties Trust (BB/Ba1)
455,000	7.500	09/15/25	513,978

			1,097,047

Retailing(e) – 0.4%
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)(f)
2,293,000	3.875	01/15/28	2,318,796
Carvana Co. (CCC+/Caa2)(f)
585,000	5.500	04/15/27	604,013
GYP Holdings III Corp. (B/B2)(f)
790,000	4.625	05/01/29	792,947
LCM Investments Holdings II LLC (BB-/B2)(f)
2,285,000	4.875	05/01/29	2,342,125
Penske Automotive Group, Inc. (BB-/Ba3)
2,336,000	3.750	06/15/29	2,341,840
Rite Aid Corp. (CCC-/Caa1)(f)
1,350,000	8.000	11/15/26	1,368,563
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)(f)
855,000	6.375	09/30/26	893,475

			10,661,759

Semiconductors(e)(f) – 0.0%
Synaptics, Inc. (BB-/Ba3)
433,000	4.000	06/15/29	435,165

Software(e)(f) – 0.3%
Playtika Holding Corp. (B/B2)
2,317,000	4.250	03/15/29	2,311,207
Rackspace Technology Global, Inc. (B+/B1)
3,380,000	3.500	02/15/28	3,270,150
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B-/B3)
420,000	3.875	02/01/29	416,850

			5,998,207

Telecommunication Services(e)(f) – 0.1%
Level 3 Financing, Inc. (BB/Ba3)
1,247,000	3.750	07/15/29	1,209,590

TOTAL CORPORATE OBLIGATIONS (Cost $129,210,083)			$ 131,603,985

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(f) – 1.0%
Collateralized Loan Obligations – 1.0%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
$5,400,000	3.990%	04/17/33	$ 5,402,911
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
2,100,000	3.684	01/16/33	2,101,716
MidOcean Credit CLO VI Series 2016-6A, Class D1R (BBB-/NR) (3M USD LIBOR + 3.520%)
3,700,000	3.712	04/20/33	3,654,934
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR (NR/Baa3) (3M USD LIBOR + 3.900%)
2,600,000	4.084	07/15/29	2,600,244
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	3.655	02/20/30	3,235,938
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (BBB-/NR) (3M USD LIBOR + 3.720%)
4,000,000	3.910	04/18/36	3,990,460
Tralee CLO VII Ltd. Series 2021-7A, Class D (BBB-/NR) (3M USD LIBOR + 3.180%)
3,550,000	3.418	04/25/34	3,501,574

TOTAL ASSET-BACKED SECURITIES (Cost $24,408,372)			$ 24,487,777

Shares	Description	Value

Common Stocks – 0.5%
Aerospace & Defense(j) – 0.3%
314,360	Swissport	$ 6,662,949

Energy Equipment & Services(j) – 0.1%
58,419	FTS International, Inc. Class A	1,652,674

Media – 0.1%
162,749	Bright Pattern Holding Co.(d)	406,873
579,399	Clear Channel Outdoor Holdings, Inc.(j)	1,529,613

		1,936,486

Oil, Gas & Consumable Fuels(h) – 0.0%
8,977	Noble Corp.	222,001

		222,001

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail(j) – 0.0%
9,541	Neiman Marcus Group, Inc.	$ 1,189,448

TOTAL COMMON STOCKS (Cost $12,559,943)		$ 11,663,558

Units	Expiration Date	Value

Warrant(j) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(d)
162,749		$ 16,275
Cineworld Group PLC (NR/NR)
174,646		111,130
Noble Corp. (NR/NR)
6,346	02/05/28	59,415

TOTAL WARRANT (Cost $15,865)		$ 186,820

Shares	Description	Value

Exchange Traded Funds – 2.8%
186,021	Eaton Vance Senior Floating-Rate Trust (NR/NR)	$ 2,632,197
1,315,000	Invesco Senior Loan ETF (NR/NR)	29,127,250
349,789	Nuveen Floating Rate Income Fund (NR/NR)	3,504,886
348,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)	3,404,249
637,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)	29,486,730

TOTAL EXCHANGE TRADED FUNDS (Cost $67,047,273)		$ 68,155,312

Shares	Dividend Rate	Value

Investment Company(k) – 12.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
311,170,652	0.026%	$ 311,170,652
(Cost $311,170,652)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $2,675,293,389)		$2,673,718,936

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(k) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares (NR/NR)
1,587,100	0.026%	$ 1,587,100
(Cost $1,587,100)

TOTAL INVESTMENTS — 109.8% (Cost $2,676,880,489)		$ 2,675,306,036

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(239,359,945)

NET ASSETS — 100.0%		$ 2,435,946,091

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is on loan.

(i)	Pay-in-kind securities.

(j)	Security is currently in default and/or non-income producing.

(k)	Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

DG Investment Intermediate Holdings 2, Inc. (NR/NR), due 03/31/28	$82,078	$82,473	$240
Fluid-Flow Products, Inc. (B-/B2), due 03/31/28	796,000	796,000	(648)
Help At Home, Inc. (B-/B1), due 10/29/27	358,621	359,295	2,965
OneDigital Borrower LLC (NR/NR), due 11/16/27	60,156	60,619	176
Redstone Buyer LLC (B/B1), due 04/27/28	597,742	595,752	3,240
TricorBraun Holdings, Inc. (NR/NR), due 03/03/28	1,264,728	1,255,784	(9,961)

TOTAL	$3,159,325	$3,149,923	$(3,988)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	46,555,558	EUR	38,909,837	09/10/21	$350,256

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(107)	09/21/21	$(15,750,734)	$(274,439)
2 Year U.S. Treasury Notes	(62)	09/30/21	(13,659,859)	23,702
5 Year U.S. Treasury Notes	(205)	09/30/21	(25,303,086)	104,173
10 Year U.S. Treasury Notes	(518)	09/21/21	(68,635,000)	(204,034)
20 Year U.S. Treasury Bonds	(10)	09/21/21	(1,607,500)	(38,909)

TOTAL FUTURES CONTRACTS				$(389,507)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBOXHY Index	0.123%	JPMorgan Securities, Inc.	12/20/21	$72	$159,850

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

Abbreviations:
IBOXHY Index	— iBoxx® Liquid High Yield Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 90.2%
Aerospace & Defense – 2.4%
Lockheed Martin Corp.
$850,000	4.070%		12/15/42	$ 1,031,807
Northrop Grumman Corp.
1,350,000	4.750		06/01/43	1,738,382
Raytheon Technologies Corp.
1,975,000	4.125	(a)	11/16/28	2,274,765
370,000	5.700		04/15/40	513,730
The Boeing Co.(a)
1,950,000	3.450		11/01/28	2,080,786
1,775,000	3.250		02/01/35	1,804,358
500,000	3.550		03/01/38	512,175
1,500,000	3.375		06/15/46	1,445,025
575,000	3.625		03/01/48	573,448
900,000	3.850		11/01/48	928,656
900,000	5.805		05/01/50	1,214,361

				14,117,493

Agriculture(a) – 0.9%
Altria Group, Inc.
1,571,000	4.400		02/14/26	1,777,131
BAT Capital Corp.
620,000	3.222		08/15/24	658,601
675,000	2.789		09/06/24	709,742
200,000	3.557		08/15/27	214,012
1,350,000	2.259		03/25/28	1,342,386
700,000	4.390		08/15/37	755,237

				5,457,109

Automotive – 2.1%
Ford Motor Credit Co. LLC
1,475,000	5.875		08/02/21	1,480,521
General Motors Co.
2,425,000	5.400		10/02/23	2,669,585
1,775,000	6.600	(a)	04/01/36	2,428,395
75,000	5.200		04/01/45	92,873
725,000	5.950	(a)	04/01/49	987,073

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Financial Co., Inc.(a)
	$1,275,000	1.500%		06/10/26	$ 1,268,281
	2,150,000	5.650		01/17/29	2,620,441
	650,000	2.350		01/08/31	641,212

					12,188,381

Banks – 24.2%
ABN AMRO Bank NV(a)(b) (-1x 5 Year EUR Swap + 4.674%)
EUR	600,000	4.375		09/22/49	770,308
AIB Group PLC(c)
	$5,500,000	4.750		10/12/23	5,970,525
Banco Santander SA
	1,000,000	2.746		05/28/25	1,053,700
	1,000,000	4.250		04/11/27	1,127,250
	600,000	3.306		06/27/29	651,684
	1,000,000	2.749		12/03/30	991,090
Bank of America Corp.
	4,600,000	4.200		08/26/24	5,048,960
	3,700,000	3.950		04/21/25	4,062,859
(3M USD LIBOR + 0.990%)
	275,000	2.496	(a)(b)	02/13/31	281,171
(3M USD LIBOR + 1.040%)
	2,863,000	3.419	(a)(b)	12/20/28	3,121,615
(3M USD LIBOR + 1.070%)
	2,075,000	3.970	(a)(b)	03/05/29	2,339,293
(3M USD LIBOR + 1.210%)
	1,350,000	3.974	(a)(b)	02/07/30	1,530,738
(3M USD LIBOR + 1.310%)
	2,975,000	4.271	(a)(b)	07/23/29	3,418,989
(SOFR + 1.010%)
	100,000	1.197	(a)(b)	10/24/26	99,185
(SOFR + 1.370%)
	450,000	1.922	(a)(b)	10/24/31	438,606
Barclays PLC(a)(b) (3M USD LIBOR + 1.400%)
	4,725,000	4.610		02/15/23	4,844,779
BNP Paribas SA(c)
	775,000	3.375		01/09/25	832,521
	1,750,000	2.824		01/26/41	1,652,893
(5 Year USD Swap + 4.149%)
	2,250,000	6.625	(a)(b)	03/25/49	2,465,257
(SOFR + 1.004%)
	1,425,000	1.323	(a)(b)	01/13/27	1,407,330
(SOFR + 1.507%)
	370,000	3.052	(a)(b)	01/13/31	389,806
BPCE SA(c)
	2,225,000	5.700		10/22/23	2,465,812

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA(c) – (continued)
	$1,350,000	4.625%		09/12/28	$ 1,576,179
(SOFR + 1.312%)
	1,050,000	2.277	(a)(b)	01/20/32	1,029,620
CIT Bank NA(a)(b) (SOFR + 1.715%)
	2,850,000	2.969		09/27/25	2,991,987
CIT Group, Inc.(a)
	1,250,000	4.750		02/16/24	1,353,125
Citigroup, Inc.
	6,875,000	3.875		03/26/25	7,545,381
	575,000	3.400		05/01/26	628,515
	800,000	4.450		09/29/27	913,680
	1,900,000	4.125		07/25/28	2,142,592
	925,000	4.750		05/18/46	1,176,693
(SOFR + 1.422%)
	1,025,000	2.976	(a)(b)	11/05/30	1,087,238
(SOFR + 3.914%)
	675,000	4.412	(a)(b)	03/31/31	789,143
Cooperatieve Rabobank UA(a)(b)(c) (1 year CMT + 0.550%)
	900,000	1.106		02/24/27	887,319
Credit Agricole SA
	1,950,000	4.375		03/17/25	2,147,788
(5 Year USD Swap + 4.319%)
	1,900,000	6.875	(a)(b)(c)	09/23/49	2,129,995
(SOFR + 1.676%)
	2,325,000	1.907	(a)(b)(c)	06/16/26	2,369,617
Credit Suisse AG(c)
	3,300,000	6.500		08/08/23	3,648,216
Credit Suisse Group AG
	884,000	4.550		04/17/26	1,000,414
	1,895,000	4.282	(a)(c)	01/09/28	2,108,642
(SOFR + 1.730%)
	2,210,000	3.091	(a)(b)(c)	05/14/32	2,277,096
(SOFR + 3.730%)
	2,675,000	4.194	(a)(b)(c)	04/01/31	3,006,165
Deutsche Bank AG(a)(b)
(SOFR + 1.718%)
	890,000	3.035		05/28/32	905,308
(SOFR + 1.870%)
	1,150,000	2.129		11/24/26	1,167,733
(SOFR + 2.159%)
	1,600,000	2.222		09/18/24	1,642,944
Erste Group Bank AG(a)(b) (5 Year EUR Swap + 6.204%)
EUR	600,000	6.500		04/15/49	797,713

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Horizon Corp.(a)
$1,750,000	4.000%		05/26/25	$ 1,930,285
HSBC Bank USA NA
300,000	7.000		01/15/39	466,407
HSBC Holdings PLC
350,000	4.950		03/31/30	422,401
(3M USD LIBOR + 1.211%)
1,075,000	3.803	(a)(b)	03/11/25	1,155,915
(SOFR + 1.538%)
1,225,000	1.645	(a)(b)	04/18/26	1,241,378
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
2,050,000	1.400		07/01/26	2,056,970
JPMorgan Chase & Co.(a)
1,803,000	3.625		12/01/27	1,980,740
(3M USD LIBOR + 1.245%)
925,000	3.960	(b)	01/29/27	1,029,960
(3M USD LIBOR + 1.360%)
1,550,000	3.882	(b)	07/24/38	1,784,887
(3M USD LIBOR + 3.800%)
1,675,000	3.976	(b)	02/01/49	1,679,589
(SOFR + 0.420%)
700,000	0.563	(b)	02/16/25	695,632
(SOFR + 2.040%)
575,000	2.522	(b)	04/22/31	590,939
(SOFR + 2.515%)
1,950,000	2.956	(b)	05/13/31	2,049,430
(SOFR + 3.125%)
2,325,000	4.600	(b)	02/01/49	2,407,282
Macquarie Bank Ltd.(a)(b)(c) (5 year CMT + 1.700%)
975,000	3.052		03/03/36	970,730
Macquarie Group Ltd.(a)(b)(c)
(3M USD LIBOR + 1.372%)
2,625,000	3.763		11/28/28	2,881,777
(SOFR + 1.069%)
2,550,000	1.340		01/12/27	2,526,412
Morgan Stanley, Inc.
2,900,000	3.950		04/23/27	3,239,532
(3M USD LIBOR + 1.455%)
1,570,000	3.971	(a)(b)	07/22/38	1,842,002
(3M USD LIBOR + 1.628%)
1,950,000	4.431	(a)(b)	01/23/30	2,286,706
Natwest Group PLC
3,250,000	6.100		06/10/23	3,570,612
(3M USD LIBOR + 1.550%)
1,275,000	4.519	(a)(b)	06/25/24	1,368,764
(3M USD LIBOR + 1.762%)
700,000	4.269	(a)(b)	03/22/25	759,570
(5 Year CMT + 2.100%)
925,000	3.754	(a)(b)	11/01/29	982,813
Santander Holdings USA, Inc.(a)
1,150,000	4.500		07/17/25	1,276,029

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.
$2,125,000	4.100%		06/03/26	$ 2,386,524
1,950,000	4.300		07/22/27	2,222,064
(3M USD LIBOR + 1.170%)
2,350,000	3.196	(a)(b)	06/17/27	2,538,493
(SOFR + 2.000%)
2,025,000	2.188	(a)(b)	04/30/26	2,102,335
Wells Fargo Bank NA
1,199,000	5.950		08/26/36	1,643,865
Westpac Banking Corp.(a)(b)
(5 Year CMT + 2.000%)
325,000	4.110		07/24/34	356,720
(5 Year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	694,900

				143,429,137

Beverages – 3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,550,000	4.700		02/01/36	3,127,498
4,125,000	4.900		02/01/46	5,217,754
Anheuser-Busch InBev Worldwide, Inc.
1,850,000	4.750	(a)	01/23/29	2,203,572
175,000	5.450	(a)	01/23/39	230,867
875,000	4.950		01/15/42	1,103,629
250,000	4.600	(a)	04/15/48	305,645
750,000	5.550	(a)	01/23/49	1,031,220
Bacardi Ltd.(a)(c)
700,000	5.300		05/15/48	909,797
Constellation Brands, Inc.(a)
2,975,000	3.700		12/06/26	3,309,271
600,000	4.500		05/09/47	725,574
Keurig Dr Pepper, Inc.(a)
2,875,000	4.597		05/25/28	3,376,400
500,000	4.500		11/15/45	609,945
175,000	5.085		05/25/48	231,551

				22,382,723

Biotechnology(a) – 0.4%
Amgen, Inc.
800,000	4.400		05/01/45	970,120
Royalty Pharma PLC(c)
550,000	1.200		09/02/25	545,336

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(a) – (continued)
Royalty Pharma PLC(c) – (continued)
$1,150,000	1.750%		09/02/27	$ 1,133,486

				2,648,942

Building Materials(a) – 0.9%
Carrier Global Corp.
500,000	2.493		02/15/27	523,235
525,000	3.377		04/05/40	552,458
Martin Marietta Materials, Inc.
3,000,000	3.200		07/15/51	2,996,130
Masco Corp.
1,000,000	1.500		02/15/28	975,230

				5,047,053

Chemicals(a) – 1.8%
Celanese US Holdings LLC
3,650,000	3.500		05/08/24	3,907,106
DuPont de Nemours, Inc.
1,325,000	4.725		11/15/28	1,579,135
125,000	5.319		11/15/38	165,206
Huntsman International LLC
1,050,000	4.500		05/01/29	1,194,142
450,000	2.950		06/15/31	455,464
International Flavors & Fragrances, Inc.(c)
1,075,000	3.268		11/15/40	1,103,487
LYB International Finance B.V.
725,000	4.875		03/15/44	903,365
The Sherwin-Williams Co.
475,000	3.450		06/01/27	523,431
475,000	4.000		12/15/42	545,661

				10,376,997

Commercial Services – 1.4%
CoStar Group, Inc.(a)(c)
1,575,000	2.800		07/15/30	1,599,145
DP World PLC
360,000	5.625		09/25/48	449,393
Global Payments, Inc.(a)
2,425,000	2.650		02/15/25	2,554,495
IHS Markit Ltd.(a)
900,000	3.625		05/01/24	966,213
1,625,000	4.000	(c)	03/01/26	1,802,466

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Novant Health, Inc.(a)
$710,000	3.168%		11/01/51	$ 745,126

				8,116,838

Computers – 3.2%
Amdocs Ltd.(a)
1,025,000	2.538		06/15/30	1,027,409
Apple, Inc.
1,652,000	3.850		05/04/43	1,966,243
Dell International LLC/EMC Corp.(a)
75,000	5.450		06/15/23	81,356
3,355,000	6.020		06/15/26	4,023,819
375,000	4.900		10/01/26	432,735
724,000	5.300		10/01/29	873,202
225,000	6.200		07/15/30	289,287
525,000	8.100		07/15/36	802,977
75,000	8.350		07/15/46	122,704
Hewlett Packard Enterprise Co.(a)
7,474,000	4.900		10/15/25	8,510,719
605,000	6.350		10/15/45	816,956

				18,947,407

Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
2,125,000	4.875		01/16/24	2,314,231
3,735,000	6.500		07/15/25	4,379,400
Air Lease Corp.
1,100,000	2.250		01/15/23	1,128,699
2,150,000	3.375	(a)	07/01/25	2,308,068
1,450,000	2.875	(a)	01/15/26	1,525,037
1,475,000	3.750	(a)	06/01/26	1,613,370
Aviation Capital Group LLC(a)(c)
2,550,000	1.950		01/30/26	2,549,949
Avolon Holdings Funding Ltd.(a)(c)
750,000	3.950		07/01/24	799,635
900,000	4.250		04/15/26	975,879
300,000	3.250		02/15/27	309,564

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
GE Capital International Funding Co.
$1,750,000	3.373%	11/15/25	$ 1,909,232
1,250,000	4.418	11/15/35	1,501,338
Huarong Finance 2019 Co. Ltd.(a)
200,000	3.875	11/13/29	136,000
Huarong Finance II Co. Ltd.
200,000	5.000	11/19/25	144,000
Intercontinental Exchange, Inc.(a)
1,600,000	2.650	09/15/40	1,533,312
JAB Holdings B.V.(a)(c)
700,000	2.200	11/23/30	681,954

			23,809,668

Electrical – 3.8%
American Electric Power Co., Inc.(a)
350,000	2.300	03/01/30	352,058
Berkshire Hathaway Energy Co.
767,000	6.125	04/01/36	1,080,795
CMS Energy Corp.(a)
500,000	4.875	03/01/44	638,990
Dominion Energy, Inc.(a)
1,375,000	3.900	10/01/25	1,520,544
Duke Energy Corp.(a)
400,000	4.800	12/15/45	490,328
Duquesne Light Holdings, Inc.(a)(c)
1,075,000	2.532	10/01/30	1,061,315
FirstEnergy Corp.(a)
525,000	2.050	03/01/25	529,356
475,000	2.650	03/01/30	472,943
NextEra Energy Capital Holdings, Inc.(a)
1,580,000	1.900	06/15/28	1,597,870
Pacific Gas & Electric Co.(a)
675,000	2.100	08/01/27	655,715
975,000	2.500	02/01/31	914,804
375,000	3.300	08/01/40	341,036
825,000	3.500	08/01/50	734,275
Progress Energy, Inc.
825,000	7.000	10/30/31	1,139,556
Public Service Electric & Gas Co.(a)
975,000	3.950	05/01/42	1,150,910

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Sempra Energy(a)
$2,370,000	3.400%		02/01/28	$ 2,604,132
1,125,000	3.800		02/01/38	1,254,915
Southern California Edison Co.(a)
1,625,000	4.200		03/01/29	1,835,632
275,000	4.050		03/15/42	296,236
The Southern Co.(a)
2,275,000	3.250		07/01/26	2,468,034
Vistra Operations Co. LLC(a)(c)
975,000	4.300		07/15/29	1,060,205

				22,199,649

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	(c)	04/30/28	252,120
200,000	5.500		07/31/47	201,750
220,000	5.500	(c)	07/31/47	221,925

				675,795

Food & Drug Retailing(a) – 0.4%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	1,249,760
Sysco Corp.
150,000	6.600		04/01/40	221,210
600,000	6.600		04/01/50	932,418

				2,403,388

Gas(a) – 0.2%
NiSource, Inc.
850,000	3.600		05/01/30	941,044

Healthcare Providers & Services – 0.8%
Centene Corp.(a)
1,250,000	4.250		12/15/27	1,318,662
CommonSpirit Health
150,000	4.350		11/01/42	175,636
DENTSPLY SIRONA, Inc.(a)
450,000	3.250		06/01/30	481,599
PerkinElmer, Inc.(a)
1,200,000	3.300		09/15/29	1,298,436
STERIS Irish FinCo UnLtd Co.(a)
250,000	2.700		03/15/31	254,858

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
UnitedHealth Group, Inc.(a)
$1,275,000	2.750%		05/15/40	$ 1,290,236

				4,819,427

Insurance – 2.6%
American International Group, Inc.
1,200,000	3.900	(a)	04/01/26	1,339,572
325,000	4.200	(a)	04/01/28	373,415
700,000	6.250		05/01/36	976,983
598,000	4.500	(a)	07/16/44	725,870
200,000	4.800	(a)	07/10/45	250,660
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	452,432
323,000	5.031		12/15/46	421,021
Arch Capital Group Ltd.
595,000	7.350		05/01/34	880,249
Great-West Lifeco Finance 2018 LP(a)(c)
900,000	4.047		05/17/28	1,028,223
MetLife, Inc.
475,000	4.721		12/15/44	617,300
Principal Financial Group, Inc.
150,000	6.050		10/15/36	211,049
Teachers Insurance & Annuity Association of America(c)
1,515,000	4.900		09/15/44	1,953,577
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	283,872
Willis North America, Inc.(a)
1,200,000	2.950		09/15/29	1,262,124
XLIT Ltd.
4,173,000	4.450		03/31/25	4,679,853

				15,456,200

Internet(a) – 1.4%
Amazon.com, Inc.
900,000	4.950		12/05/44	1,221,804
Expedia Group, Inc.
2,125,000	3.600	(c)	12/15/23	2,257,770
2,325,000	4.500		08/15/24	2,546,572
775,000	4.625	(c)	08/01/27	875,673
400,000	3.250		02/15/30	417,884

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Expedia Group, Inc. – (continued)
$725,000	2.950	%(c)	03/15/31	$ 737,615
Prosus NV
200,000	3.680	(c)	01/21/30	213,750
200,000	3.680		01/21/30	213,750

				8,484,818

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
1,475,000	1.650		10/15/27	1,470,295

Machinery - Construction & Mining(a)(c) – 0.2%
The Weir Group PLC
925,000	2.200		05/13/26	928,614

Machinery-Diversified(a) – 0.1%
Otis Worldwide Corp.
325,000	3.112		02/15/40	336,027

Media – 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
2,825,000	4.908		07/23/25	3,203,211
1,050,000	3.750		02/15/28	1,158,958
625,000	6.384		10/23/35	837,562
300,000	6.484		10/23/45	414,063
375,000	5.750		04/01/48	478,556
Comcast Corp.
150,000	3.250	(a)	11/01/39	159,617
250,000	6.400		03/01/40	371,035
475,000	3.750	(a)	04/01/40	537,035
75,000	4.750		03/01/44	96,028
525,000	3.400	(a)	07/15/46	560,936
Discovery Communications LLC(a)
150,000	5.200		09/20/47	186,848
75,000	5.300		05/15/49	94,578
Fox Corp.(a)
225,000	5.476		01/25/39	290,914
The Walt Disney Co.(a)
1,100,000	4.625		03/23/40	1,397,748

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Time Warner Cable LLC(a)
$500,000	5.875%		11/15/40	$ 645,265
ViacomCBS, Inc.(a)
925,000	5.850		09/01/43	1,266,991

				11,699,345

Mining – 1.2%
Glencore Funding LLC(c)
3,531,000	4.625		04/29/24	3,876,791
1,225,000	2.850	(a)	04/27/31	1,244,918
Newcrest Finance Pty Ltd.(a)(c)
950,000	3.250		05/13/30	1,019,312
Teck Resources Ltd.(a)
950,000	3.900		07/15/30	1,026,048

				7,167,069

Miscellaneous Manufacturing – 0.6%
General Electric Co.
1,300,000	6.750		03/15/32	1,802,879
625,000	6.150		08/07/37	870,187
769,000	5.875		01/14/38	1,047,309

				3,720,375

Multi-National(a)(c) – 0.1%
The African Export-Import Bank
210,000	2.634		05/17/26	212,600
200,000	3.798		05/17/31	206,080

				418,680

Oil Field Services – 5.1%
BP Capital Markets America, Inc.(a)
450,000	3.410		02/11/26	492,313
675,000	3.119		05/04/26	732,456
175,000	4.234		11/06/28	202,965
Continental Resources, Inc.(a)
216,000	4.500		04/15/23	225,720
Devon Energy Corp.(a)
2,867,000	5.850		12/15/25	3,366,145
Diamondback Energy, Inc.(a)
2,200,000	4.750		05/31/25	2,480,258

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations –(continued)
Oil Field Services – (continued)
Gazprom PJSC Via Gaz Capital SA
$200,000	5.150	%(c)	02/11/26	$ 224,540
70,000	8.625	(d)	04/28/34	104,073
110,000	7.288		08/16/37	152,921
Gazprom PJSC Via Gaz Finance PLC(c)
450,000	3.250		02/25/30	447,975
KazMunayGas National Co. JSC
280,000	6.375		10/24/48	371,140
Lukoil International Finance B.V.
1,030,000	4.563		04/24/23	1,089,740
Lundin Energy Finance B.V.(a)(c)
1,075,000	2.000		07/15/26	1,077,429
Marathon Petroleum Corp.(a)
700,000	3.625		09/15/24	753,172
2,445,000	3.800		04/01/28	2,723,461
Occidental Petroleum Corp.(a)
1,100,000	2.900		08/15/24	1,124,750
Ovintiv Exploration, Inc.
1,750,000	5.625		07/01/24	1,946,875
Ovintiv, Inc.(a)
2,025,000	3.900		11/15/21	2,030,994
Pertamina Persero PT(a)
370,000	4.175		01/21/50	380,016
Phillips 66(a)
2,200,000	3.850		04/09/25	2,421,386
1,475,000	1.300		02/15/26	1,475,339
Pioneer Natural Resources Co.(a)
1,575,000	1.125		01/15/26	1,559,266
Shell International Finance B.V.
225,000	6.375		12/15/38	333,711
Suncor Energy, Inc.(a)
2,375,000	3.100		05/15/25	2,542,770
Valero Energy Corp.
650,000	2.700		04/15/23	674,004
1,400,000	2.850	(a)	04/15/25	1,484,434

				30,417,853

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations –(continued)
Packaging(a)(c) – 0.5%
Berry Global, Inc.
$1,800,000	1.570%	01/15/26	$ 1,802,322
1,225,000	1.650	01/15/27	1,214,661

			3,016,983

Pharmaceuticals(a) – 2.9%
AbbVie, Inc.
2,275,000	3.200	11/21/29	2,469,171
2,750,000	4.050	11/21/39	3,192,337
775,000	4.875	11/14/48	1,004,919
1,975,000	4.250	11/21/49	2,368,005
Becton Dickinson & Co.
1,889,000	3.700	06/06/27	2,099,756
500,000	4.685	12/15/44	623,490
175,000	4.669	06/06/47	218,080
Cigna Corp.
650,000	4.900	12/15/48	840,125
CVS Health Corp.
2,150,000	3.875	07/20/25	2,373,901
325,000	4.780	03/25/38	399,763
720,000	5.125	07/20/45	934,517
525,000	4.250	04/01/50	624,026

			17,148,090

Pipelines – 4.0%
Abu Dhabi Crude Oil Pipeline LLC(c)
490,000	4.600	11/02/47	574,923
Enbridge, Inc.(a)
1,500,000	2.500	08/01/33	1,500,675
Energy Transfer LP(a)
1,240,000	5.200	02/01/22	1,259,084
1,325,000	2.900	05/15/25	1,394,894
550,000	5.300	04/15/47	641,872
550,000	5.950	12/01/25	644,484
525,000	4.200	04/15/27	580,918
300,000	5.500	06/01/27	352,428
456,000	5.150	03/15/45	525,549
100,000	5.400	10/01/47	118,362

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer LP(a) – (continued)
$450,000	6.250%		04/15/49	$ 591,764
Enterprise Products Operating LLC(a)
575,000	4.800		02/01/49	708,101
Galaxy Pipeline Assets Bidco Ltd.(c)
200,000	2.625		03/31/36	196,000
Kinder Morgan Energy Partners LP
650,000	6.550		09/15/40	909,636
MPLX LP(a)
600,000	2.650		08/15/30	606,462
400,000	4.500		04/15/38	457,284
400,000	4.700		04/15/48	465,080
520,000	5.500		02/15/49	672,828
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	408,184
1,500,000	3.850		10/15/23	1,590,180
1,419,000	4.650		10/15/25	1,587,762
Sabine Pass Liquefaction LLC(a)
4,325,000	5.625		03/01/25	4,944,080
900,000	5.000		03/15/27	1,039,257
The Williams Cos., Inc.
150,000	6.300		04/15/40	205,527
Western Midstream Operating LP(a)
725,000	4.350		02/01/25	765,781
1,000,000	5.450		04/01/44	1,075,000

				23,816,115

Real Estate(a) – 0.0%
Country Garden Holdings Co. Ltd.
200,000	3.300		01/12/31	188,225

				188,225

Real Estate Investment Trust – 4.3%
Alexandria Real Estate Equities, Inc.(a)
1,175,000	3.800		04/15/26	1,309,502
American Homes 4 Rent LP
225,000	2.375		07/15/31	221,654
American Tower Corp.
975,000	5.000		02/15/24	1,081,187
1,300,000	4.000	(a)	06/01/25	1,431,183

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
American Tower Corp. – (continued)
$1,350,000	2.100	%(a)	06/15/30	$ 1,328,090
Camden Property Trust(a)
1,350,000	3.150		07/01/29	1,470,407
Crown Castle International Corp.(a)
1,575,000	3.650		09/01/27	1,736,579
975,000	2.900		04/01/41	947,047
Essex Portfolio LP(a)
1,700,000	3.000		01/15/30	1,788,672
Healthcare Realty Trust, Inc.(a)
875,000	2.050		03/15/31	848,575
Kimco Realty Corp.(a)
1,100,000	3.800		04/01/27	1,217,920
MPT Operating Partnership LP/MPT Finance Corp.(a)
950,000	4.625		08/01/29	1,018,600
National Retail Properties, Inc.(a)
1,300,000	3.600		12/15/26	1,420,432
Spirit Realty LP(a)
2,625,000	4.000		07/15/29	2,917,477
VEREIT Operating Partnership LP(a)
1,350,000	3.400		01/15/28	1,471,810
700,000	3.100		12/15/29	749,658
1,450,000	2.850		12/15/32	1,516,439
WP Carey, Inc.(a)
1,550,000	3.850		07/15/29	1,719,849
975,000	2.400		02/01/31	971,490

				25,166,571

Retailing – 1.2%
7-Eleven, Inc.(a)(c)
750,000	2.500		02/10/41	697,590
AutoNation, Inc.(a)
2,175,000	4.750		06/01/30	2,574,939
Dollar Tree, Inc.(a)
2,250,000	4.000		05/15/25	2,483,168
The Home Depot, Inc.
400,000	5.875		12/16/36	571,632
500,000	4.875	(a)	02/15/44	665,925

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations –(continued)
Retailing – (continued)
Walgreens Boots Alliance, Inc.(a)
$253,000	4.100%	04/15/50	$ 278,816

			7,272,070

Savings & Loans(a)(b)(c) – 0.4%
Nationwide Building Society (3M USD LIBOR + 1.855%)
2,225,000	3.960	07/18/30	2,495,649

Semiconductors – 2.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
3,126,000	3.875	01/15/27	3,454,918
914,000	3.500	01/15/28	1,002,713
Broadcom, Inc.(a)(c)
2,375,000	3.419	04/15/33	2,504,152
2,349,000	3.469	04/15/34	2,486,182
950,000	3.500	02/15/41	974,909
Microchip Technology, Inc.
1,875,000	2.670	09/01/23	1,952,512
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
2,150,000	2.500	05/11/31	2,179,971
550,000	3.875	06/18/26	608,982
1,125,000	3.400	05/01/30	1,226,407
Skyworks Solutions, Inc.(a)
225,000	3.000	06/01/31	230,524

			16,621,270

Software(a) – 1.6%
Citrix Systems, Inc.
1,650,000	3.300	03/01/30	1,736,807
Fiserv, Inc.
2,850,000	3.200	07/01/26	3,087,490
Oracle Corp.
2,250,000	2.875	03/25/31	2,342,880
1,200,000	3.600	04/01/40	1,265,880
1,125,000	4.000	11/15/47	1,226,441

			9,659,498

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations –(continued)
Telecommunication Services – 8.1%
AT&T, Inc.
$4,675,000	2.300	%(a)	06/01/27	$ 4,838,064
250,000	1.650	(a)	02/01/28	248,140
1,825,000	2.750	(a)	06/01/31	1,897,252
486,000	2.550	(a)(c)	12/01/33	481,684
550,000	6.150		09/15/34	727,215
175,000	4.900	(a)	08/15/37	215,357
925,000	4.850	(a)	03/01/39	1,124,569
300,000	6.000	(a)	08/15/40	410,313
925,000	3.500	(a)	06/01/41	962,879
125,000	4.300	(a)	12/15/42	142,373
275,000	4.850	(a)	07/15/45	335,008
250,000	4.750	(a)	05/15/46	303,720
775,000	5.150	(a)	11/15/46	992,728
225,000	5.150	(a)	02/15/50	291,098
1,100,000	3.650	(a)	06/01/51	1,149,599
2,000,000	3.500	(a)(c)	09/15/53	2,005,840
British Telecommunications PLC(a)(c)
410,000	4.250		11/08/49	454,506
Deutsche Telekom International Finance B.V.(a)(c)
2,050,000	4.375		06/21/28	2,382,838
NTT Finance Corp.(a)(c)
975,000	2.065		04/03/31	988,533
T-Mobile USA, Inc.(a)
1,975,000	3.500		04/15/25	2,134,256
775,000	1.500		02/15/26	780,425
4,800,000	3.750		04/15/27	5,304,432
1,950,000	2.050		02/15/28	1,975,993
2,825,000	3.875		04/15/30	3,153,237
850,000	3.000		02/15/41	840,556
Verizon Communications, Inc.
1,075,000	2.100	(a)	03/22/28	1,097,768
2,631,000	4.329		09/21/28	3,058,011
750,000	3.875	(a)	02/08/29	853,320
1,876,000	4.016	(a)	12/03/29	2,151,960

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc. – (continued)
$475,000	3.150	%(a)	03/22/30	$ 512,311
2,025,000	2.550	(a)	03/21/31	2,071,879
375,000	5.250		03/16/37	494,651
1,100,000	2.650	(a)	11/20/40	1,061,302
895,000	4.125		08/15/46	1,051,151
1,200,000	4.862		08/21/46	1,550,136
83,000	5.012		04/15/49	109,824

				48,152,928

Transportation – 0.5%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	613,968
575,000	5.750	(a)	05/01/40	815,080
Union Pacific Corp.(a)
1,050,000	3.950		09/10/28	1,205,578
275,000	3.550		08/15/39	305,984

				2,940,610

TOTAL CORPORATE OBLIGATIONS (Cost $504,112,927)				$534,138,336

Foreign Debt Obligations – 3.8%
Sovereign – 3.8%
Abu Dhabi Government International Bond
$1,680,000	4.125%		10/11/47	$ 2,002,875
Perusahaan Penerbit SBSN
1,580,000	4.550		03/29/26	1,796,065
Republic of Chile(a)
200,000	3.500		01/25/50	209,662
Republic of Colombia(a)
201,000	4.000		02/26/24	212,658
350,000	4.500		03/15/29	380,909
690,000	3.000		01/30/30	674,389
793,000	3.125		04/15/31	774,563
200,000	4.125		05/15/51	189,475
Republic of Indonesia
200,000	3.700	(c)	01/08/22	203,600
387,000	5.875		01/15/24	436,657

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia – (continued)
	$350,000	4.350	%(c)	01/08/27	$ 395,894
	1,610,000	4.350		01/08/27	1,821,111
	470,000	6.750		01/15/44	693,779
Republic of Panama(a)
	380,000	2.252		09/29/32	364,277
	200,000	3.870		07/23/60	203,913
Republic of Peru(a)
EUR	100,000	1.250		03/11/33	115,277
	$220,000	2.780		12/01/60	196,048
	220,000	3.230	(e)	07/28/21	192,954
Republic of Philippines
EUR	340,000	0.000		02/03/23	403,105
	450,000	0.700		02/03/29	530,019
	$210,000	2.650		12/10/45	194,027
Republic of Qatar(c)
	1,800,000	5.103		04/23/48	2,388,150
Republic of Romania(c)
EUR	90,000	2.124		07/16/31	109,939
	70,000	2.000		01/28/32	83,978
	80,000	4.625		04/03/49	120,371
State of Israel(f)
	200,000	4.500		04/03/20	252,750
United Mexican States
EUR	130,000	1.350	(a)	09/18/27	159,735
	$740,000	3.750		01/11/28	808,126
	2,540,000	3.250	(a)	04/16/30	2,621,439
	960,000	2.659	(a)	05/24/31	937,380
EUR	1,920,000	1.450	(a)	10/25/33	2,168,500
	$709,000	3.771	(a)	05/24/61	659,503

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $20,719,954)					$ 22,301,128

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 0.9%
California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$ 728,186

Illinois – 0.6%
Illinois State GO Bonds Build America Series 2010(a)
1,625,000	6.630	02/01/35	2,029,525
Illinois State GO Bonds Taxable-Pension Series 2003
1,360,000	5.100	06/01/33	1,599,145

			3,628,670

New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
350,000	7.414	01/01/40	574,683

Pennsylvania(a) – 0.1%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	344,005

			344,005

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,132,181)			$ 5,275,544

U.S. Treasury Obligation(g) – 0.2%
United States Treasury Bonds
$700,000	3.375%	11/15/48	$ 893,375
(Cost $854,691)

Shares	Dividend Rate		Value

Investment Company(h) – 1.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,257,814	0.026%		$ 10,257,814
(Cost $10,257,814)

TOTAL INVESTMENTS – 96.8% (Cost $540,077,567)			$572,866,197

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%			19,201,107

NET ASSETS – 100.0%			$592,067,304

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	Actual maturity date is July 28, 2121.

(f)	Actual maturity date is April 03, 2120.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	3,146,235	NZD	4,362,476	09/15/21	$97,584
	USD	2,914,096	SEK	24,074,569	09/15/21	98,999
BofA Securities LLC	USD	5,062,286	EUR	4,230,852	09/10/21	38,164
Citibank NA	USD	2,652,546	NOK	21,908,862	09/15/21	107,212
JPMorgan Securities, Inc.	USD	2,540,577	AUD	3,276,997	09/15/21	82,190
	USD	2,902,942	CAD	3,505,709	09/15/21	74,936
State Street Bank (London)	USD	2,769,732	JPY	306,892,399	09/15/21	5,491

TOTAL						$504,576

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	4,338,706	USD	5,289,086	09/15/21	(136,309)
BofA Securities LLC	SEK	21,109,674	EUR	2,084,848	09/15/21	(7,624)
Credit Suisse International (London)	NOK	18,744,122	EUR	1,840,456	09/15/21	(8,120)
Deutsche Bank AG	NZD	2,697,980	USD	1,895,080	09/15/21	(9,637)
JPMorgan Securities, Inc.	JPY	324,597,064	USD	2,968,985	09/15/21	(45,276)
MS & Co. Int. PLC	AUD	2,511,651	USD	1,892,675	09/15/21	(8,446)
Royal Bank of Canada	CAD	2,870,415	USD	2,332,406	09/15/21	(16,883)

TOTAL						$(232,295)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	329	09/21/21	$63,394,187	$2,341,007
2 Year U.S. Treasury Notes	159	09/30/21	35,030,930	(58,225)
10 Year U.S. Treasury Notes	43	09/21/21	5,697,500	14,959
20 Year U.S. Treasury Bonds	31	09/21/21	4,983,250	100,558

Total				$2,398,299

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(53)	09/21/21	(7,801,766)	(115,647)
5 Year U.S. Treasury Notes	(285)	09/30/21	(35,177,461)	101,752

Total				$(13,895)

TOTAL FUTURES CONTRACTS				$2,384,404

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M LIBOR +0.090%(a)	3M LIBOR(a)	07/25/24		$17,380		$619	$5,837	$(5,218)
3M LIBOR(a)	0.500%(b)	09/15/26		630	(c)	(16,138)	(12,794)	(3,344)
3M LIBOR(a)	2.209(b)	02/25/31		5,970	(c)	82,337	(8,902)	91,239
(0.250)(d)	6M EURO(b)	09/15/31	EUR	1,510	(c)	68,900	70,903	(2,003)
2.431(b)	3M LIBOR(a)	02/25/36		$7,320	(c)	(108,396)	(4,532)	(103,864)

TOTAL						$27,322	$50,512	$(23,190)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.
(d)	Payments made annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.627%	06/20/26	$2,375	$44,032	$43,816	$216
CDX.NA.IG Index 28	1.000	0.218	06/20/22	28,500	227,928	191,282	36,646
CDX.NA.IG Index 34	1.000	0.245	06/20/23	17,200	262,470	145,006	117,464
CDX.NA.IG Index 34	1.000	0.480	06/20/25	72,325	1,500,192	541,029	959,163
CDX.NA.IG Index 36	1.000	0.479	06/20/26	159,000	4,089,405	3,710,566	378,839
General Electric Co. 2.700%, 10/09/22	1.000	0.715	06/20/26	3,550	50,353	50,846	(493)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.283	06/20/24	1,150	25,012	10,207	14,805
Pulte Group, Inc., 3.800%, 06/15/32	5.000	0.791	06/20/26	1,475	304,217	303,865	352
Republic of Colombia, 10.375%, 01/28/33	1.000	0.875	06/20/24	1,070	4,300	(3,655)	7,955
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.382	06/20/24	70	1,311	(95)	1,406
The Boeing Co., 8.750%, 08/15/21	1.000	0.879	06/20/24	1,750	6,785	22,568	(15,783)
United Mexican States, 4.150%, 03/28/27	1.000	0.484	06/20/24	640	10,047	(5,633)	15,680

TOTAL					$6,526,052	$5,009,802	$1,516,250

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 36	— CDX North America Investment Grade Index 36
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 68.0%
Argentina(a) – 0.1%
Republic of Argentina (CCC+/NR)
	$12,578	1.000%		07/09/29	$ 4,761
	55,075	0.125	(b)	07/09/30	19,744
	58,322	0.125	(b)	07/09/35	18,459

					42,964

Brazil – 3.4%
Brazil Notas do Tesouro Nacional (BB-/NR)
BRL	4,338,000	10.000		01/01/29	926,954
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	5,203,000	10.000		01/01/25	1,103,943
	3,969,000	10.000		01/01/27	845,860

					2,876,757

Cameroon – 0.1%
Republic Of Cameroon (B-/NR)
EUR	100,000	5.950		07/07/32	118,575

Chile – 2.4%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	150,000,000	4.700	(c)	09/01/30	205,273
	580,000,000	5.000		03/01/35	791,043
Bonos de la Tesoreria de la Republica en pesos (NR/A1)
	297,098,300	1.500		03/01/26	419,387
	410,000,000	4.500		03/01/26	581,889

					1,997,592

China – 12.8%
Agricultural Development Bank of China (NR/NR)
CNY	17,110,000	2.960		04/17/30	2,531,429
China Development Bank (NR/NR)
	17,580,000	3.340		07/14/25	2,729,354
	17,780,000	3.090		06/18/30	2,657,697
China Government Bond (NR/NR)
	13,900,000	2.850		06/04/27	2,124,391
	2,800,000	3.280		12/03/27	438,907
	1,910,000	3.390		03/16/50	279,008

					10,760,786

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – 3.4%
Republic of Colombia (NR/NR)
COP	1,317,311,520	3.300%	03/17/27	$ 365,555
	2,538,700,000	5.750	11/03/27	646,776
	2,058,100,000	7.250	10/18/34	535,002
Republic of Colombia (NR/Baa2)(a)
	1,851,000,000	4.375	03/21/23	492,912
Republic of Colombia (BBB-/Baa2)
	2,906,300,000	7.500	08/26/26	818,147

				2,858,392

Czech Republic – 3.4%
Czech Republic Government Bond (NR/NR)
CZK	22,270,000	1.000	06/26/26	998,754
	27,080,000	0.250	02/10/27	1,158,464
Czech Republic Government Bond (NR/Aa3)
	11,320,000	4.200	12/04/36	685,838

				2,843,056

Dominican Republic – 0.1%
Dominican Republic (NR/NR)
DOP	2,800,000	10.500	04/07/23	52,813

Ecuador(b) – 0.1%
Republic of Ecuador (B-/NR)
	$30,000	0.500	07/31/30	25,725
	110,000	0.500	07/31/35	75,350

				101,075

Egypt(c) – 0.2%
Republic of Egypt (B/B2u)
	200,000	8.875	05/29/50	215,475

Hungary – 3.4%
Hungary Government Bond (NR/NR)
HUF	179,680,000	2.750	12/22/26	625,459
Hungary Government Bond (NR/Baa3)
	124,250,000	3.000	08/21/30	437,029
Hungary Government Bond (BBB/NR)
	194,960,000	5.500	06/24/25	746,924

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Hungary – (continued)
Hungary Government Bond (BBB/NR) – (continued)
HUF	292,160,000	3.000%	10/27/27	$ 1,029,428

				2,838,840

Indonesia – 1.8%
Indonesia Treasury Bond (NR/NR)
IDR	15,358,000,000	7.500	06/15/35	1,092,437
Indonesia Treasury Bond (NR/Baa2)
	6,000,000,000	7.000	05/15/27	437,173

				1,529,610

Mexico – 4.6%
United Mexican States (NR/Baa1)
MXN	9,697,500	8.000	09/05/24	512,477
	4,741,100	5.750	03/05/26	231,596
	1,907,500	8.000	11/07/47	100,535
United Mexican States (BBB+/Baa1)
	15,330,000	8.500	05/31/29	846,182
	5,456,000	7.750	05/29/31	289,013
	8,836,600	10.000	11/20/36	556,887
	24,561,200	8.500	11/18/38	1,356,879

				3,893,569

Peru – 1.8%
Republic of Peru (A-/A3)
PEN	836,000	6.350	08/12/28	242,552
	980,000	6.950	08/12/31	285,505
	1,640,000	6.150	08/12/32	445,655
	1,665,000	5.400	08/12/34	408,755
	510,000	5.350	08/12/40	117,357

				1,499,824

Philippines – 0.3%
Republic of Philippines (BBB+/Baa2)
PHP	10,000,000	6.250	01/14/36	243,175

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Poland – 6.1%
Republic of Poland (NR/NR)
PLN	9,170,000	0.750%	04/25/25	$ 2,394,084
Republic of Poland (A/A2)
	5,120,000	2.500	07/25/27	1,429,907
	4,700,000	2.750	04/25/28	1,336,733

				5,160,724

Romania – 1.2%
Republic of Romania (NR/NR)
RON	700,000	4.150	01/26/28	179,160
	2,600,000	3.650	09/24/31	631,956
Republic of Romania (BBB-/Baa3)(c)
EUR	130,000	2.000	04/14/33	153,377
	20,000	2.750	04/14/41	23,478

				987,971

Russia – 3.5%
Russian Federation Bond (NR/NR)
RUB	43,640,000	6.000	10/06/27	568,612
	8,410,000	7.700	03/23/33	120,453
	23,220,000	7.250	05/10/34	321,463
	136,470,000	7.700	03/16/39	1,973,268

				2,983,796

South Africa – 8.5%
Republic of South Africa (BB/Ba2)
ZAR	30,950,000	10.500	12/21/26	2,462,130
	6,930,000	7.000	02/28/31	416,403
	4,650,000	8.250	03/31/32	297,099
	26,650,000	8.875	02/28/35	1,693,598
	8,100,000	8.500	01/31/37	487,813

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (BB/Ba2) – (continued)
	$25,784,300	8.750%	01/31/44	$ 1,528,250
	4,620,000	8.750	02/28/48	273,498

				7,158,791

Thailand – 8.8%
Thailand Government Bond (NR/NR)
THB	23,690,000	3.300	06/17/38	828,770
	1,220,000	3.600	06/17/67	44,245
Thailand Government Bond (NR/Baa1)
	9,780,000	2.125	12/17/26	323,151
	53,445,370	1.250	03/12/28	1,637,954
	65,970,000	3.775	06/25/32	2,423,277
Thailand Government Bond (A-/Baa1)
	61,430,000	3.850	12/12/25	2,167,724

				7,425,121

Turkey – 1.6%
Republic of Turkey (NR/NR)
TRY	3,525,000	12.200	01/18/23	376,316
	4,460,000	10.600	02/11/26	401,089
	805,000	11.000	02/24/27	71,331
	6,050,000	11.700	11/13/30	532,508

				1,381,244

Ukraine(c) – 0.1%
Ukraine Government Bond (B/NR)
EUR	100,000	4.375	01/27/30	110,571

Uruguay – 0.3%
Republic of Uruguay (BBB/NR)
UYU	4,504,164	3.875	07/02/40	119,631
Republic of Uruguay (BBB/Baa2)
	4,683,969	4.375	12/15/28	127,561

				247,192

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $57,305,109)				$57,327,913

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 2.9%
British Virgin Islands(a) – 0.2%
Huarong Finance 2019 Co. Ltd.
$200,000	3.375%	02/24/30	$ 137,000

China(d) – 0.0%
iQIYI, Inc. (NR/NR)
20,000	3.750	12/01/23	19,980
10,000	2.000	04/01/25	9,350
NIO, Inc. (NR/NR)(c)
10,000	0.500	02/01/27	9,426

			38,756

Colombia – 0.3%
Banco de Bogota SA (NR/Ba2)
200,000	6.250	05/12/26	219,500

Israel(a)(c) – 0.1%
Leviathan Bond Ltd. (BB-/Ba3)
50,000	5.750	06/30/23	52,120

Mexico – 0.3%
Mexico City Airport Trust (BBB/Baa3)
270,000	3.875	04/30/28	283,635

South Africa – 0.7%
The African Export-Import Bank (NR/Baa1)(a)(c)
200,000	3.798	05/17/31	206,080
The Eastern & Southern African Trade & Development Bank (NR/Baa3)
390,000	4.875	05/23/24	409,285

			615,365

Thailand(a)(c) – 0.2%
GC Treasury Center Co. Ltd. (BBB/Baa2)
200,000	2.980	03/18/31	203,788

Turkey(c) – 0.5%
Hazine Mustesarligi Varlik Kiralama AS (NR/B2)
200,000	5.125	06/22/26	199,738
Yapi ve Kredi Bankasi A/S (NR/Caa2)(a)(e) (5 year CMT + 7.415%)
200,000	7.875	01/22/31	205,937

			405,675

United Kingdom(a)(c)(e) – 0.2%
Gazprom PJSC via Gaz Finance PLC (BB/NR) (5 Year CMT + 4.264%)
200,000	4.599	10/15/99	207,225

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Venezuela(f) – 0.4%
Petroleos de Venezuela SA (NR/NR)
	$9,280,000	6.000%	10/28/22	$ 296,960

TOTAL CORPORATE OBLIGATIONS (Cost $5,291,663)				$ 2,460,024

Structured Notes – 10.4%
United Kingdom(c) – 4.8%
Republic of Egypt (Issuer HSBC Bank PLC) (NR/NR)(g)
EGP	7,800,000	0.000%	12/23/21	$ 467,377
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	33,591,000,000	8.750	05/19/31	2,652,531
	12,570,000,000	7.500	08/19/32	911,542

				4,031,450

United States – 5.6%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000	07/25/24	1,281,943
Republic of Egypt (Issuer Citigroup Global Markets) (NR/NR)(c)(g)
EGP	17,000,000	0.000	05/26/22	959,073
Republic of Egypt (Issuer JPMorgan Chase Bank NA) (NR/NR)(c)(g)
	8,625,000	0.000	04/14/22	497,281
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(c)
EGP	10,375,000	0.000 (g)	09/02/21	648,231
IDR	5,558,000,000	7.000	05/17/27	404,967
	7,753,000,000	6.500	02/15/31	530,145
	6,184,000,000	7.500 (e)	06/17/35	439,877

				4,761,517

TOTAL STRUCTURED NOTES (Cost $9,989,034)				$ 8,792,967

U.S. Treasury Obligations(h) – 0.1%
United States Treasury Notes
	$28,000	2.875%	10/15/21	$ 28,228
	72,000	1.750	09/30/22	73,451

TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,178)				$ 101,679

Shares	Dividend Rate	Value

Investment Company(i) – 9.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,658,926	0.026%	$ 7,658,926
(Cost $7,658,926)

TOTAL INVESTMENTS – 90.5% (Cost $80,344,910)		$76,341,509

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.5%		7,993,980

NET ASSETS – 100.0%		$84,335,489

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(f)	Security is currently in default and/or non-income producing.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s/Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
HIBOR	— Hong Kong Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— MIBOR - Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – At June 30, 2021, the Fund had the following forward foreign currency exchange contracts: FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	639,873	USD	479,736	07/06/21	$154
	BRL	23,655,252	USD	4,450,659	07/02/21	304,192
	CAD	203,228	USD	163,071	09/15/21	870
	CNH	4,252,359	USD	653,071	09/15/21	780
	EUR	153,371	CZK	3,888,723	09/15/21	1,437
	EUR	147,991	HUF	51,419,334	09/15/21	2,483
	EUR	577,338	SEK	5,850,184	09/15/21	1,587
	GBP	117,323	EUR	136,174	09/15/21	597
	HUF	50,547,695	EUR	142,184	09/15/21	1,475
	HUF	25,519,133	USD	85,507	09/15/21	488
	IDR	35,667,637,664	USD	2,442,071	07/01/21	16,230
	JPY	22,523,292	EUR	168,702	09/15/21	2,517
	KRW	803,567,388	USD	708,562	09/15/21	2,348
	MXN	2,869,630	USD	139,019	09/15/21	3,549
	NOK	613,877	USD	71,090	09/15/21	229
	NZD	239,014	JPY	18,443,095	09/15/21	911
	PEN	1,157,676	USD	296,589	07/09/21	4,287
	PEN	989,710	USD	253,707	07/12/21	3,590
	RUB	309,414,548	USD	4,132,794	08/18/21	65,937
	RUB	14,087,454	USD	182,480	10/01/21	7,370
	TRY	3,492,972	USD	382,597	09/15/21	3,346
	TRY	1,088,967	USD	106,919	02/23/22	3,942
	USD	657,257	AUD	852,252	07/02/21	18,103
	USD	1,708,110	AUD	2,216,437	07/06/21	45,836
	USD	543,503	AUD	716,348	09/15/21	6,102
	USD	3,646,276	BRL	18,027,226	07/02/21	22,692
	USD	424,983	BRL	2,113,015	08/03/21	1,715
	USD	1,320,796	CAD	1,611,839	09/15/21	20,551
	USD	334,371	CHF	306,364	09/15/21	2,580
	USD	1,942,160	CLP	1,396,947,308	08/12/21	42,047
	USD	2,156,782	CNH	13,899,542	09/15/21	19,558
	USD	1,077,132	COP	3,932,532,809	07/22/21	30,416
	USD	4,551,913	EUR	3,813,895	07/01/21	29,490
	USD	6,410,285	EUR	5,316,876	09/15/21	95,805
	USD	166,251	GBP	119,079	09/15/21	1,500
	USD	228,624	HUF	65,108,374	09/15/21	9,220
	USD	4,869,275	IDR	70,454,529,129	07/01/21	13,376
	USD	300,080	ILS	972,755	09/17/21	1,430
	USD	1,282,393	JPY	140,168,016	09/15/21	19,872
	USD	867,695	KRW	967,332,685	09/15/21	11,902
	USD	145,070	NOK	1,218,941	09/15/21	3,456
	USD	189,915	NZD	270,596	09/15/21	813
	USD	5,541,628	PEN	19,674,353	07/12/21	426,856
	USD	124,558	PHP	6,070,964	07/26/21	504
	USD	350,977	RUB	25,515,992	08/18/21	4,727
	USD	172,075	SEK	1,460,867	09/15/21	1,252
	USD	683,114	SGD	905,605	07/02/21	9,652
	USD	764,111	SGD	1,026,130	09/15/21	1,028
	USD	976,252	THB	30,683,216	09/15/21	19,195
	USD	622,274	TRY	5,342,155	08/04/21	19,765
	USD	693,152	TRY	6,154,773	08/16/21	3,132
	USD	958,893	TRY	8,641,736	09/15/21	4,059
	USD	70,526	TRY	685,338	02/23/22	756
	USD	365,601	TRY	3,578,462	04/06/22	8,739

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

	USD	679,128	TWD	18,677,880	07/06/21	$9,850
	USD	178,177	TWD	4,946,008	07/15/21	875
	USD	63,497	ZAR	890,866	08/31/21	1,592
	USD	1,179,179	ZAR	16,399,499	09/15/21	41,962
	ZAR	3,051,297	USD	211,034	09/15/21	557

TOTAL						$1,379,284

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	714,620	EUR	452,657	09/15/21	$(1,483)
	AUD	852,252	USD	657,131	07/02/21	(17,978)
	AUD	1,576,564	USD	1,215,414	07/06/21	(33,028)
	AUD	1,374,966	USD	1,062,408	09/15/21	(30,915)
	BRL	1,048,897	USD	212,065	07/02/21	(1,232)
	BRL	13,671,733	USD	2,753,178	08/03/21	(14,529)
	CAD	193,688	JPY	17,461,126	09/15/21	(1,031)
	CAD	203,509	USD	166,929	09/15/21	(2,761)
	CLP	1,187,069,671	USD	1,690,682	08/12/21	(76,043)
	CNH	1,154,506	USD	178,375	07/28/21	(252)
	CNH	396,150	USD	61,647	09/15/21	(734)
	COP	1,190,699,792	USD	325,054	07/22/21	(8,127)
	CZK	7,568,286	EUR	297,042	09/15/21	(1,075)
	CZK	29,255,504	USD	1,401,931	09/15/21	(42,415)
	EUR	304,028	GBP	261,512	09/15/21	(739)
	EUR	148,784	HUF	52,814,455	09/15/21	(1,276)
	EUR	142,731	JPY	19,071,490	09/15/21	(2,268)
	EUR	149,219	NOK	1,539,384	09/15/21	(1,627)
	EUR	141,884	SEK	1,445,756	09/15/21	(550)
	EUR	3,813,895	USD	4,549,514	07/01/21	(27,090)
	EUR	4,376,465	USD	5,295,516	09/15/21	(97,895)
	GBP	787,489	USD	1,113,129	09/15/21	(23,607)
	HUF	182,116,884	EUR	518,912	09/15/21	(2,573)
	HUF	335,715,322	USD	1,176,499	09/15/21	(45,195)
	IDR	49,956,878,284	USD	3,450,750	07/01/21	(7,597)
	IDR	3,576,262,849	USD	248,883	07/19/21	(3,772)
	IDR	3,630,069,798	USD	250,471	07/26/21	(1,938)
	IDR	19,961,280,930	USD	1,369,838	09/17/21	(12,273)
	ILS	1,028,707	USD	317,505	09/17/21	(1,676)
	INR	26,505,889	USD	356,071	07/29/21	(852)
	JPY	38,842,884	CAD	436,062	09/15/21	(1,900)
	JPY	94,568,333	USD	859,212	09/15/21	(7,416)
	KRW	602,400,720	USD	534,293	09/15/21	(1,353)
	MXN	102,931,583	USD	5,181,615	09/15/21	(67,816)
	NOK	5,602,016	USD	670,900	09/15/21	(20,065)
	NZD	752,168	EUR	443,262	09/15/21	(789)
	NZD	368,218	USD	260,507	09/15/21	(3,184)
	PEN	18,613,932	USD	5,126,673	07/12/21	(287,579)
	PEN	555,104	USD	153,790	07/15/21	(9,437)
	PLN	1,315,231	EUR	293,498	09/15/21	(3,554)
	PLN	7,527,520	USD	2,044,385	09/15/21	(69,755)
	RON	6,875,654	USD	1,686,739	09/15/21	(36,888)
	RUB	26,143,711	USD	358,288	08/18/21	(3,520)
	SEK	1,472,322	EUR	146,212	09/15/21	(1,484)
	SEK	6,423,370	USD	778,116	09/15/21	(27,016)
	SGD	1,689,451	USD	1,266,151	07/02/21	(9,774)
	SGD	1,194,438	USD	902,065	09/15/21	(13,819)
	THB	13,757,818	USD	440,422	09/15/21	(11,295)
	TRY	5,852,333	USD	689,321	08/04/21	(29,272)
	TRY	4,136,793	USD	463,560	09/15/21	(6,481)
	TRY	3,587,791	USD	358,303	04/06/22	(511)
	TWD	18,677,880	USD	675,082	07/06/21	(5,805)
	TWD	25,017,314	USD	906,546	07/15/21	(9,741)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

	TWD	9,798,469	USD	352,114	07/23/21	$(627)
	USD	654,160	AUD	872,625	09/15/21	(479)
	USD	1,314,046	BRL	6,676,923	07/02/21	(28,058)
	USD	178,026	CNH	1,154,506	07/28/21	(97)
	USD	211,696	COP	801,906,135	07/22/21	(1,745)
	USD	1,037,115	IDR	15,169,986,819	07/01/21	(8,438)
	USD	178,866	IDR	2,620,567,085	07/26/21	(551)
	USD	704,666	MXN	14,563,652	09/15/21	(18,878)
	USD	329,394	NZD	473,276	09/15/21	(1,349)
	USD	142,091	PEN	566,132	07/09/21	(5,046)
	USD	356,336	PLN	1,359,816	09/15/21	(374)
	USD	151,641	RUB	11,752,179	10/01/21	(6,738)
	USD	582,335	SGD	783,846	07/02/21	(580)
	USD	179,106	THB	5,776,660	09/15/21	(1,077)
	USD	144,134	TRY	1,309,422	09/15/21	(546)
	USD	526,916	TWD	14,737,842	07/15/21	(1,397)
	USD	654,115	TWD	18,262,887	07/26/21	(1,174)
	USD	352,186	ZAR	5,132,031	09/15/21	(3,692)
	ZAR	19,146,498	USD	1,377,640	09/15/21	(49,936)
Morgan Stanley & Co.	MYR	24,354,103	USD	5,909,039	07/12/21	(48,439)

TOTAL						$(1,270,206)

FUTURES CONTRACTS – At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	7	09/21/21	$1,348,813	$32,714
Ultra 10 Year U.S. Treasury Notes	46	09/21/21	6,771,344	111,677
2 Year U.S. Treasury Notes	12	09/30/21	2,643,844	(3,002)
5 Year U.S. Treasury Notes	2	09/30/21	246,859	294

Total				$141,683

Short position contracts:
10 Year U.S. Treasury Notes	(6)	09/21/21	(795,000)	(473)
20 Year U.S. Treasury Bonds	(36)	09/21/21	(5,787,000)	(142,048)

Total				$(142,521)

TOTAL FUTURES CONTRACTS				$(838)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR	3.650%	Citibank NA	02/27/24	MYR	3,020	$26,531	$—	$26,531
3M KLIBOR	2.131	Citibank NA	02/02/26		2,240	(10,143)	—	(10,143)
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26		1,030	(7,085)	(8,845)	1,760
3M KLIBOR	3.693	MS & Co. Int. PLC	03/01/24		5,490	49,410	—	49,410
3M KLIBOR	3.605	MS & Co. Int. PLC	03/06/24		25,010	210,482	—	210,482
3M KLIBOR	3.330	MS & Co. Int. PLC	05/31/24		2,610	18,157	—	18,157
3M KLIBOR	3.250	MS & Co. Int. PLC	12/18/24		2,000	13,427	374	13,053
3M KLIBOR	2.000	MS & Co. Int. PLC	06/16/26		3,270	$(22,494)	$(4,457)	$(18,037)

TOTAL						$278,285	$(12,928)	$291,213

(a)	Payments made quarterly.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250(a)	3M WIBOR(b)	12/16/21	PLN	30,110		$(10,305)	$(699)	$(9,606)
0.505(c)	6M CLICP(c)	12/16/21	CLP	7,500,000		28,081	—	28,081
1M BID Avg(a)	3.390(a)	01/03/22	BRL	22,230		(40,236)	—	(40,236)
1M BID Avg(a)	4.120(a)	01/03/22		25,550		62,461	(9,158)	71,619
5.800(a)	1M BID Avg(a)	01/02/23		8,000		12,950	3,767	9,183
1M BID Avg(d)	4.230(d)	01/02/23		13,430		(65,982)	(47,751)	(18,231)
5.600(d)	Mexico IB TIIE 28D(d)	09/13/23	MXN	29,100	(e)	19,069	(385)	19,454
6M EURO(c)	(5.000)(f)	09/15/23	EUR	4,810	(e)	(7,061)	(5,656)	(1,405)
3M CNY(b)	2.500(b)	09/15/23	CNY	9,910	(e)	(2,843)	(1,047)	(1,796)
1.250(b)	3M KWCDC(b)	09/15/23	KRW	13,031,222	(e)	40,442	9,081	31,361
3.850(b)	3M LIBOR(b)	09/15/23	COP	8,388,380	(e)	21,958	112	21,846
2.000(f)	6M BUBOR(c)	09/15/23	HUF	1,197,450	(e)	12,012	22	11,990
2.550(c)	6M CLICP(c)	09/15/23	CLP	4,056,290	(e)	33,427	—	33,427
1.500(f)	6M PRBOR(c)	09/15/23	CZK	61,965	(e)	12,637	8,938	3,699
0.843(f)	6M WIBOR(c)	09/15/23	PLN	13,130	(e)	7,750	(270)	8,020
1M BID Avg(a)	4.930(a)	01/02/24	BRL	19,310		(123,941)	(98,792)	(25,149)
1M BID Avg(a)	7.370(a)	01/02/24		21,025		2,937	18,093	(15,156)
6.320(a)	1M BID Avg(a)	01/02/25		3,650		21,891	(3,332)	25,223
6M THBFIX(c)	0.750(c)	12/16/25	THB	138,360		(25,568)	(16,697)	(8,871)
6M WIBOR(c)	0.750(f)	12/16/25	PLN	6,030		(35,254)	(3,426)	(31,828)
6M THBFIX(c)	0.750(c)	03/17/26	THB	9,550		(2,045)	(1,857)	(188)
Mexico IB TIIE 28D(d)	6.300(d)	09/09/26	MXN	28,970	(e)	(26,277)	508	(26,785)
6M THBFIX(c)	1.000(c)	09/15/26	THB	117,375	(e)	(3,497)	(2,701)	(796)
2.750(b)	3M CNY(b)	09/15/26	CNY	8,690	(e)	3,485	3,813	(328)
1.500(b)	3M KWCDC(b)	09/15/26	KRW	1,378,200	(e)	11,464	6,199	5,265
6M MIBOR(c)	5.500(c)	09/15/26	INR	176,260	(e)	(4,664)	(8,088)	3,424
3M JIBAR(b)	5.800(b)	09/15/26	ZAR	8,800	(e)	(10,442)	7	(10,449)
3.340(c)	6M CLICP(c)	09/15/26	CLP	404,470	(e)	7,823	(254)	8,077
(0.500)(c)	6M EURO(c)	09/15/26	EUR	2,300	(e)	37,506	35,380	2,126
1.750(f)	6M WIBOR(c)	09/15/26	PLN	6,100	(e)	(18,880)	(4,086)	(14,794)
8.495(a)	1M BID Avg(a)	01/04/27	BRL	12,875		(31,565)	(21,461)	(10,104)
Mexico IB TIIE 28D(d)	6.600(d)	09/06/28	MXN	12,470	(e)	(10,333)	7	(10,340)
(0.250)(f)	6M EURO(c)	09/15/28	EUR	70	(e)	1,007	937	70
6.860(d)	Mexico IB TIIE 28D(d)	09/03/31	MXN	545	(e)	456	379	77
3M HIBOR(b)	1.500(b)	09/15/31	HKD	3,240	(e)	5,351	4,243	1,108
3M KWCDC(b)	1.750(b)	09/15/31	KRW	1,139,810	(e)	(4,770)	(2,908)	(1,862)
1.000(c)	3M LIBOR(b)	09/15/31		$1,050	(e)	46,693	52,378	(5,685)
1.250(f)	3M TELBOR(b)	09/15/31	ILS	5,675	(e)	(1,097)	2,803	(3,900)
6M CLICP(c)	4.200(c)	09/15/31	CLP	484,770	(e)	(7,116)	(839)	(6,277)
3M LIBOR(b)	6.050(b)	09/15/31	COP	3,668,650	(e)	5,051	4,888	163
2.700(f)	6M BUBOR(c)	09/15/31	HUF	397,940	(e)	5,558	6,973	(1,415)
(0.250)(f)	6M EURO(c)	09/15/31	EUR	210	(e)	9,582	9,861	(279)
1.750(f)	6M PRBOR(c)	09/15/31	CZK	21,600	(e)	13,204	7,782	5,422

TOTAL						$(9,081)	$(53,236)	$44,155

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made monthly.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.
(f)	Payments made annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000%	0.157%	MS & Co. Int. PLC	12/20/23	6,780	$144,682	$82,306	$62,376

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Colombia, 10.375%, 01/28/33	1.000%	0.875%	06/20/24	$530	$2,130	$1,940	$190
People’s Republic of China, 7.500%, 10/28/27	1.000	0.082	06/20/22	1,210	11,310	8,494	2,816
State of Qatar, 9.750%, 06/15/30	1.000	0.253	12/20/24	950	25,057	18,728	6,329
Russian Federation, 7.500%, 03/31/30	1.000	0.641	06/20/25	200	2,895	(731)	3,626

TOTAL					$41,392	$28,431	$12,961

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

NON-DELIVERABLE BOND FORWARD CONTRACTS(a)

Counterparty	Notional Amount (000s)	Reference Obligation	Settlement Date	Unrealized Gain (Loss)*

BofA Securities LLC	COP 588,903,553	Colombia Domestic Bond, 6.250%, 11/26/25	07/08/21	$(1,360)

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
(a)	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS – At June 30, 2021, the Fund had the following purchased and written options:

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call AUD/Put USD	BofA Securities LLC	0.783	07/02/2021	1,834,000	1,834,000	1	7,049	(7,048)

Puts
Put USD/Call TWD	BNP Paribas SA	27.200	07/02/2021	1,417,000	1,417,000	2	5,116	(5,114)
Put USD/Call TWD	UBS AG (London)	27.720	07/22/2021	1,406,000	1,406,000	2,556	3,466	(910)
Put USD/Call RUB	Barclays Bank PLC	72.350	09/30/2021	648,000	648,000	6,818	7,111	(293)

				3,471,000	$3,471,000	$9,376	$15,693	$(6,317)

Total purchased option contracts				5,305,000	$5,305,000	$9,377	$22,742	$(13,365)

Written option contracts
Calls
Call EUR/Put AUD	Barclays Bank PLC	1.605	07/02/2021	(290,000)	(290,000)	(3)	(861)	858
Call EUR/Put NZD	Barclays Bank PLC	1.710	07/02/2021	(290,000)	(290,000)	(44)	(971)	927
Call USD/Put ZAR	Deutsche Bank AG (London)	15.500	08/27/2021	(713,000)	(713,000)	(3,705)	(4,373)	668
Call USD/Put TWD	UBS AG (London)	28.180	07/22/2021	(1,406,000)	(1,406,000)	(1,339)	(2,863)	1,524

				(2,699,000)	$(2,699,000)	$(5,091)	$(9,068)	$3,977

Puts
Put USD/Call RUB	JPMorgan Securities, Inc.	72.350	09/30/2021	(648,000)	(648,000)	(6,818)	(8,978)	2,160
Put EUR/Call AUD	Barclays Bank PLC	1.560	07/02/2021	(290,000)	(290,000)	(6)	(1,099)	1,093
Put EUR/Call NZD	Barclays Bank PLC	1.660	07/02/2021	(290,000)	(290,000)	—	(939)	939

				(1,228,000)	$(1,228,000_	$(6,824)	$(11,016)	$4,192

Total written option contracts				(3,927,000)	$(3,927,000)	$(11,915)	$(20,084)	$8,169

TOTAL				1,378,000	$1,378,000	$(2,538)	$2,658	$(5,196)

Abbreviations:
1M BID Avg

— 1 month Brazilian Interbank Deposit Average BofA Securities LLC-Bank of America Securities LLC MS & Co. Int. PLC-Morgan Stanley & Co. International PLC Mexico IB TIIE 28D-Mexico Interbank TIIE 28 Days

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 106.7%
Collateralized Mortgage Obligations – 5.1%
Interest Only(a) – 1.8%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$211,727	5.927%	05/15/41	$ 31,405
FHLMC REMIC Series 4286, Class SN(b) (-1x 1M USD LIBOR + 6.000%)
1,896,583	5.927	12/15/43	313,626
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
177,078	5.977	03/15/44	28,488
FHLMC REMIC Series 4320, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
2,616	6.027	07/15/39	474
FHLMC REMIC Series 4456, Class IO
106,860	4.500	10/15/44	16,627
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
182,348	6.027	05/15/45	32,644
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
770,903	5.927	05/15/46	134,851
FHLMC REMIC Series 4929, Class SC(b) (-1x 1M USD LIBOR + 6.050%)
375,137	5.959	10/25/48	58,430
FHLMC REMIC Series 4998, Class GI
721,497	4.000	08/25/50	111,688
FHLMC REMIC Series 5009, Class DI
1,332,209	2.000	09/25/50	133,696
FHLMC REMIC Series 5012, Class DI
269,079	4.000	09/25/50	41,596
FHLMC STRIPS Series 304, Class C45
4,893	3.000	12/15/27	259
FNMA REMIC Series 2007-36, Class SN(b) (-1x 1M USD LIBOR + 6.770%)
268,205	6.679	04/25/37	55,806
FNMA REMIC Series 2008-17, Class SI(b) (-1x 1M USD LIBOR + 6.300%)
342,239	6.209	03/25/38	65,344
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
158,739	6.459	12/25/41	28,377
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
211,005	6.579	07/25/42	34,165

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)

Interest Only(a) – (continued)
FNMA REMIC Series 2017-104, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
$550,386	6.059%	01/25/48	$ 99,797
FNMA REMIC Series 2017-69, Class SG(b) (-1x 1M USD LIBOR + 6.150%)
795,295	6.059	09/25/47	151,485
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
686,270	6.059	11/25/47	126,795
FNMA REMIC Series 2018-8, Class SA(b) (-1x 1M USD LIBOR + 6.150%)
486,476	6.059	02/25/48	72,759
FNMA REMIC Series 2019-81, Class SD(b) (-1x 1M USD LIBOR + 6.000%)
331,682	5.909	01/25/50	46,153
FNMA REMIC Series 2020-38, Class TI
741,883	4.000	06/25/50	106,637
FNMA REMIC Series 2020-60, Class KI
1,361,615	2.000	09/25/50	136,647
FNMA REMIC Series 2020-60, Class NI
249,895	4.000	09/25/50	38,630
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
222,035	6.157	02/20/40	39,994
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
921,805	5.957	08/20/43	184,934
GNMA REMIC Series 2014-11, Class KI
87,833	4.500	12/20/42	5,303
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
2,175,095	5.507	08/20/44	385,394
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
311,302	6.007	10/20/43	34,408
GNMA REMIC Series 2015-111, Class IM
545,577	4.000	08/20/45	63,291
GNMA REMIC Series 2015-111, Class SM(b) (-1x 1M USD LIBOR + 6.200%)
202,158	6.107	08/20/45	34,434
GNMA REMIC Series 2015-119, Class SN(b) (-1x 1M USD LIBOR + 6.250%)
408,436	6.157	08/20/45	69,997
GNMA REMIC Series 2015-129, Class IC
373,411	4.500	09/16/45	60,725

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2015-72, Class JI
$22,877	3.500%	05/20/45	$ 1,597
GNMA REMIC Series 2015-83, Class PI
48,513	3.500	06/20/45	3,772
GNMA REMIC Series 2015-90, Class PI
28,232	3.500	04/20/45	1,411
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
193,189	6.107	01/20/46	31,240
GNMA REMIC Series 2016-138, Class DI
125,152	4.000	10/20/46	17,068
GNMA REMIC Series 2016-27, Class IA
374,004	4.000	06/20/45	33,286
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
610,994	5.567	07/20/47	87,875
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
341,397	6.107	08/20/48	49,671
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
1,080,829	6.107	09/20/48	192,787
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
551,921	6.057	10/20/48	75,967
GNMA REMIC Series 2018-67, Class PS(b) (-1x 1M USD LIBOR + 6.200%)
930,495	6.107	05/20/48	142,268
GNMA REMIC Series 2018-7, Class DS(b) (-1x 1M USD LIBOR + 5.700%)
707,070	5.607	01/20/48	109,670
GNMA REMIC Series 2018-72, Class IB
50,522	4.000	04/20/46	6,662
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
478,218	5.957	01/20/49	69,525
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
903,561	6.007	09/20/49	138,680
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
917,197	6.007	09/20/49	121,782
GNMA REMIC Series 2019-128, Class IO
776,186	4.000	10/20/49	93,426

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2019-129, Class AI
$52,222	3.500%	10/20/49	$ 6,180
GNMA REMIC Series 2019-151, Class IA
121,304	3.500	12/20/49	13,971
GNMA REMIC Series 2019-151, Class NI
2,780,098	3.500	10/20/49	246,624
GNMA REMIC Series 2019-153, Class EI
3,739,490	4.000	12/20/49	500,373
GNMA REMIC Series 2019-153, Class SC(b) (-1x 1M USD LIBOR + 6.050%)
290,143	5.957	12/20/49	45,577
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
865,523	3.697	02/20/49	69,123
GNMA REMIC Series 2019-4, Class SJ(b) (-1x 1M USD LIBOR + 6.050%)
876,533	5.957	01/20/49	140,163
GNMA REMIC Series 2019-6, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
306,022	5.957	01/20/49	47,634
GNMA REMIC Series 2019-78, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
323,033	6.007	06/20/49	46,906
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
672,896	6.007	08/20/49	96,694
GNMA REMIC Series 2020-11, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
676,649	5.957	01/20/50	106,581
GNMA REMIC Series 2020-146, Class IM
1,612,606	2.500	10/20/50	199,041
GNMA REMIC Series 2020-146, Class KI
2,331,886	2.500	10/20/50	234,880
GNMA REMIC Series 2020-173, Class AI
758,990	2.500	11/20/50	52,166
GNMA REMIC Series 2020-21, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
1,100,722	5.957	02/20/50	182,412
GNMA REMIC Series 2020-51, Class ID
477,757	3.500	04/20/50	49,223
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
454,032	5.957	04/20/50	77,682

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2020-55, Class IO
$503,691	3.500%	04/20/50	$ 62,537
GNMA REMIC Series 2020-78, Class DI
2,013,175	4.000	06/20/50	240,815
GNMA Series 2019-78, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
660,551	5.957	06/20/49	98,904

			6,439,032

Regular Floater(b) – 1.1%
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(c) (1M USD LIBOR + 3.000%)
268,674	3.092	06/25/50	270,256
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
68,098	0.542	07/25/41	68,924
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,607,305	0.492	12/25/57	1,620,999
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
2,146,644	0.375	12/16/47	2,158,668

			4,118,847

Sequential Fixed Rate – 1.4%
FHLMC REMIC Series 2042, Class N
24,093	6.500	03/15/28	26,944
FHLMC REMIC Series 3748, Class D
80,431	4.000	11/15/39	81,085
FHLMC REMIC Series 4577, Class HM(d)
444,302	4.000	12/15/50	497,424
FNMA REMIC Series 2000-16, Class ZG
91,136	8.500	06/25/30	108,451
FNMA REMIC Series 2005-59, Class KZ
560,204	5.500	07/25/35	634,956
FNMA REMIC Series 2011-52, Class GB
282,463	5.000	06/25/41	317,401
FNMA REMIC Series 2011-99, Class DB
303,391	5.000	10/25/41	340,255
FNMA REMIC Series 2012-111, Class B
46,854	7.000	10/25/42	56,200
FNMA REMIC Series 2012-153, Class B
175,036	7.000	07/25/42	214,253
FNMA REMIC Series 2017-87, Class EA
2,878,296	3.000	04/25/44	3,058,894

			5,335,863

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 0.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$29,686	2.706%	04/25/35	$ 29,738
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
111,663	3.006	07/25/35	111,542
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
53,856	1.616	09/25/35	51,690
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(c)(SOFR30A + 2.800%)
201,000	2.818	10/25/50	203,848
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
496,973	3.342	05/25/25	505,191
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA3, Class M2 (1M USD LIBOR + 2.500%)
680,000	2.592	03/25/30	693,915
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
23,127	5.392	10/25/28	24,324
FNMA Connecticut Avenue Securities Series 2016-C06, Class 1M2 (1M USD LIBOR + 4.250%)
224,760	4.342	04/25/29	234,073
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
35,044	0.573	01/19/36	34,021
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
14,782	0.812	10/25/34	14,443
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)
510,207	2.500	10/25/51	518,817
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
189,548	2.515	10/25/34	191,813
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
132,596	3.750	05/28/52	141,096
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
87,092	3.500	07/25/49	88,733

			2,843,244

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,381,515)			$ 18,736,986

Commercial Mortgage-Backed Securities – 4.6%
Sequential Fixed Rate – 4.1%
BBCMS Mortgage Trust Series 2018-C2, Class A4
$2,650,000	4.047%	12/15/51	$ 3,026,972

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
$3,800,000	4.139%	10/15/51	$ 4,329,178
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	01/15/53	2,046,814
BANK Series 2018-BK15, Class D(c)
800,000	3.000	11/15/61	738,446
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(c)
1,000,000	3.000	09/15/50	921,586
DOLP Trust Series 2021-NYC, Class A(c)
800,000	2.956	05/10/41	854,625
JPMBD Commercial Mortgage Series 2017-C7, Class D(c)
670,000	3.000	10/15/50	609,708
Morgan Stanley Capital I Trust Series 2018-L1, Class D(c)
900,000	3.000	10/15/51	846,606
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(c)
300,000	3.401	03/15/50	292,483
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(c)
300,000	3.000	07/15/50	284,102
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D(c)
500,000	2.500	02/15/53	448,174
BANK Series 2018-BNK14, Class D(c)
200,000	3.000	09/15/60	186,521
BANK Series 2019-BNK19, Class D(c)
100,000	3.000	08/15/61	96,465
Benchmark Mortgage Trust Series 2019-B13, Class D(c)
300,000	2.500	08/15/57	276,690
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(c)
125,000	3.250	04/14/50	105,681
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(c)
150,000	3.060	10/15/48	144,033

			15,208,084

Sequential Floating Rate(b) – 0.5%
BANK Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,051,872
Benchmark Mortgage Trust Series 2018-B6, Class D(c)
220,000	3.272	10/10/51	218,524
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
400,000	4.909	02/10/49	412,065

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(c)
$150,000	4.282%	07/15/50	$ 151,484

			1,833,945

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,347,201)			$ 17,042,029

Federal Agencies – 97.0%
Adjustable Rate FHLMC(b) – 0.1%
(1 Year CMT + 2.107%)
$6,115	2.253%	10/01/34	$ 6,468
(1 Year CMT + 2.191%)
8,299	2.416	09/01/33	8,747
(1 Year CMT + 2.250%)
18,542	2.375	04/01/33	19,460
8,931	2.375	11/01/34	9,415
7,116	2.375	02/01/35	7,506
25,325	2.423	06/01/35	26,681

			78,277

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.196%)
2,388	2.407	07/01/33	2,512
7,720	2.322	02/01/35	8,155
(1 Year CMT + 2.278%)
58,403	2.601	06/01/33	61,360
(1 Year CMT + 2.305%)
734	2.481	04/01/34	772
(12M USD LIBOR + 1.621%)
18,403	1.996	03/01/35	19,351
(12M USD LIBOR + 1.646%)
19,921	2.037	12/01/33	20,866
(12M USD LIBOR + 1.670%)
8,823	2.176	11/01/34	9,278
(12M USD LIBOR + 1.810%)
10,655	2.185	04/01/35	11,264
(12M USD LIBOR + 2.038%)
22,564	2.358	05/01/35	23,867
(6M USD LIBOR + 1.412%)
3,547	1.663	06/01/33	3,672
(COF + 1.250%)
203	1.707	07/01/22	203
5,634	1.627	07/01/27	5,681
6,605	1.627	11/01/27	6,657
3,795	1.627	01/01/31	3,842
5,659	1.627	06/01/32	5,735
5,754	1.707	08/01/32	5,829

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(COF + 1.250%) (continued)
$7,752	1.707%	05/01/33	$ 7,860
57,551	1.658	08/01/33	58,232
2,475	1.627	11/01/35	2,508
12,547	1.627	12/01/37	12,652
4,810	1.627	01/01/38	4,852
6,266	1.627	11/01/40	6,342

			281,490

Adjustable Rate GNMA(b) – 0.1%
(1 Year CMT + 1.500%)
3,849	2.875	06/20/23	3,879
1,901	2.250	07/20/23	1,920
1,810	2.250	08/20/23	1,830
4,373	2.250	09/20/23	4,410
1,572	2.000	03/20/24	1,595
14,834	2.875	04/20/24	15,007
2,111	2.875	05/20/24	2,140
18,419	2.875	06/20/24	18,638
10,928	2.250	07/20/24	11,074
15,398	2.250	08/20/24	15,595
4,698	2.250	09/20/24	4,753
5,887	2.125	11/20/24	5,984
2,054	2.125	12/20/24	2,089
5,084	2.500	12/20/24	5,202
4,054	2.000	01/20/25	4,140
2,560	2.000	02/20/25	2,616
9,678	2.875	05/20/25	9,852
9,048	2.250	07/20/25	9,222
3,729	2.000	02/20/26	3,812
196	2.250	07/20/26	199
9,876	2.000	01/20/27	10,145
3,822	2.000	02/20/27	3,919
33,250	2.875	04/20/27	33,882

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%) (continued)
$3,246	2.875%	05/20/27	$ 3,308
5,275	2.875	06/20/27	5,379
1,747	2.125	11/20/27	1,783
5,549	2.125	12/20/27	5,666
11,226	2.000	01/20/28	11,544
3,715	2.000	02/20/28	3,821
3,932	2.000	03/20/28	4,045
19,466	2.250	07/20/29	19,913
10,676	2.250	08/20/29	10,923
2,364	2.250	09/20/29	2,417
10,471	2.125	10/20/29	10,725
16,210	2.125	11/20/29	16,616
2,771	2.125	12/20/29	2,839
3,932	2.000	01/20/30	4,065
1,358	2.000	02/20/30	1,404
11,243	2.000	03/20/30	11,628
11,618	2.875	04/20/30	11,908
32,755	2.875	05/20/30	33,713
3,707	2.875	06/20/30	3,803
26,688	2.250	07/20/30	27,619
5,708	2.250	09/20/30	5,909
9,678	2.125	10/20/30	9,936

			380,867

FHLMC – 8.6%
42,988	5.000	10/01/33	48,546
2,126	5.000	07/01/35	2,419
1,165	4.500	08/01/35	1,303
4,144	4.500	09/01/35	4,634
1,366	4.500	10/01/35	1,527
52,782	5.000	12/01/35	60,160
1,885	5.000	02/01/37	2,154
19,258	4.500	01/01/38	21,535
821	4.500	06/01/38	918
31,001	4.500	09/01/38	34,572
103	4.500	01/01/39	115
17,222	4.500	02/01/39	19,150
6,068	4.500	03/01/39	6,730
1,594	4.500	04/01/39	1,767

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$45,428	4.500%	05/01/39	$ 50,383
123,249	5.000	05/01/39	140,425
140,550	4.500	06/01/39	155,877
2,681	4.500	07/01/39	2,974
211,144	5.000	07/01/39	240,818
3,407	4.500	08/01/39	3,779
7,204	4.500	09/01/39	7,990
1,667	4.500	10/01/39	1,849
1,096	4.500	11/01/39	1,216
3,876	4.500	12/01/39	4,298
4,882	4.500	01/01/40	5,415
2,923	4.500	04/01/40	3,240
5,160	4.500	05/01/40	5,719
10,577	4.000	06/01/40	11,574
7,775	4.500	06/01/40	8,618
4,385	4.500	07/01/40	4,860
941	4.500	08/01/40	1,043
6,214	5.000	08/01/40	7,072
11,672	5.000	10/01/40	13,264
84,646	4.000	02/01/41	92,609
27,179	4.500	02/01/41	30,133
5,064	4.500	03/01/41	5,615
10,505	4.500	04/01/41	11,647
10,920	4.500	05/01/41	12,106
22,662	4.500	06/01/41	25,125
1,588	5.000	06/01/41	1,804
57,183	4.500	08/01/41	63,398
60,478	4.500	09/01/41	67,033
49,081	4.000	10/01/41	53,979
6,915	4.000	11/01/41	7,561
3,597	4.500	12/01/41	3,988
377,861	4.000	03/01/42	413,338
48,624	4.500	03/01/42	53,909
20,635	3.000	05/01/42	21,892
254,975	3.500	06/01/42	276,918
528,437	4.500	06/01/42	587,147
79,820	3.000	08/01/42	85,159
67,192	3.500	08/01/42	72,486
35,155	3.000	10/01/42	37,537
181,285	3.500	10/01/42	195,569
486,706	3.000	11/01/42	521,815
125,305	3.500	11/01/42	135,178
847,835	3.000	12/01/42	908,992
1,487,964	3.000	01/01/43	1,595,005
131,152	3.000	02/01/43	139,295
1,488,779	3.500	08/01/43	1,598,162
716,791	4.000	08/01/43	784,270
382,779	4.000	01/01/44	418,799
456,181	3.500	02/01/44	491,775
404,737	3.500	06/01/44	438,398
11,231	4.000	11/01/44	12,401
48,928	3.500	02/01/45	53,395
84,319	3.500	03/01/45	91,991
12,196	3.500	08/01/45	13,043
13,474	3.500	09/01/45	14,413
30,613	3.500	11/01/45	32,737
2,343,893	3.500	03/01/46	2,525,028
385,267	3.500	05/01/46	412,915
456,708	3.500	06/01/46	488,393
190,142	3.500	07/01/46	203,334
27,023	3.500	10/01/46	28,889
40,871	3.500	12/01/46	43,681

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$9,566,441	3.000%	05/01/47	$ 10,190,353
304,537	3.500	12/01/47	327,937
3,519,298	3.000	01/01/48	3,772,335
1,622,108	4.000	06/01/48	1,746,956
1,416,810	4.000	07/01/48	1,525,857

			31,510,244

FNMA – 5.8%
2,178	7.000	08/01/31	2,498
89,320	3.500	07/01/42	96,315
74,338	3.500	08/01/42	80,160
55,935	3.500	09/01/42	60,316
7,587	3.500	10/01/42	8,182
14,153	3.500	11/01/42	15,261
7,423	3.500	01/01/43	8,005
158,416	3.500	02/01/43	170,725
19,927	3.500	05/01/43	21,475
767,411	3.500	07/01/43	827,038
374,520	3.500	01/01/44	403,620
17,502	3.500	12/01/44	18,840
345,536	4.000	03/01/45	377,471
157,648	4.000	04/01/45	172,218
1,703,699	4.500	06/01/51	1,911,309
3,255,825	4.000	05/01/56	3,614,723
3,754,500	4.000	07/01/56	4,174,651
2,090,652	3.500	08/01/56	2,274,002
3,673,561	3.500	10/01/56	4,000,323
2,680,935	4.000	02/01/57	2,976,461

			21,213,593

GNMA – 34.4%
3,004	6.000	04/15/26	3,175
170	6.500	01/15/32	185
728	6.500	02/15/32	824
219,336	5.500	04/15/33	251,167
4,335	5.000	11/15/33	4,873
609	6.500	08/15/34	710
556	6.500	02/15/36	658
1,462	6.500	03/15/36	1,723
2,164	6.500	04/15/36	2,504
8,648	6.500	05/15/36	10,206
3,718	6.500	06/15/36	4,384
21,593	6.500	07/15/36	25,397
22,875	6.500	08/15/36	26,932
45,853	6.500	09/15/36	54,232
19,626	6.500	10/15/36	23,133
28,935	6.500	11/15/36	34,260
12,762	6.500	12/15/36	15,010
6,794	6.500	01/15/37	8,007
1,571	6.500	03/15/37	1,859
3,370	6.500	04/15/37	3,953
824	6.500	05/15/37	950
1,906	6.500	08/15/37	2,239
6,183	6.500	09/15/37	7,223
8,234	6.500	10/15/37	9,901
2,754	6.500	11/15/37	3,200
2,193	6.500	05/15/38	2,584
1,702	6.500	02/15/39	1,995
204,733	5.000	01/20/40	232,077
183,128	4.500	05/15/40	205,116

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$99,860	5.000%	07/15/40	$ 108,740
149,600	3.500	09/15/42	163,044
188,998	3.500	02/15/45	203,670
46,863	4.000	05/20/45	50,983
35,609	4.000	07/20/45	38,672
63,519	4.000	10/20/45	68,745
196,386	4.000	01/20/46	212,543
799,600	4.500	03/20/46	877,602
1,805,958	3.000	06/20/46	1,902,188
1,242,709	3.500	09/20/46	1,322,578
529,262	3.500	10/20/46	563,278
551,788	3.500	12/20/46	587,251
536,059	3.500	01/20/47	570,512
577,378	3.500	02/20/47	614,486
3,405,526	4.500	02/20/47	3,745,552
11,103	3.500	03/20/47	11,753
369,703	4.500	03/20/47	403,226
2,766,291	3.500	04/20/47	2,935,611
18,898	3.500	05/20/47	20,005
2,069,172	4.500	05/20/47	2,253,562
2,927,441	4.000	06/20/47	3,127,119
354,534	4.500	06/20/47	386,128
108,374	4.500	07/20/47	117,743
27,189	3.500	08/20/47	28,782
1,031,819	4.500	08/20/47	1,121,027
6,526	3.500	09/20/47	6,908
10,745	3.500	10/20/47	11,375
712,158	3.500	11/20/47	753,878
1,375,126	3.500	12/20/47	1,455,685
1,918,369	3.500	01/20/48	2,030,752
1,282,414	4.500	09/20/48	1,380,062
365,882	5.000	09/20/48	394,452
3,549,273	5.000	11/20/48	3,819,481
1,540,381	4.500	12/20/48	1,651,896
1,386,566	5.000	12/20/48	1,491,692
58,239	3.500	01/20/49	61,651
2,203,781	4.500	01/20/49	2,361,256
2,762,555	5.000	01/20/49	2,971,143
1,762,794	4.000	02/20/49	1,867,884
755,582	4.500	02/20/49	809,042
1,140,950	4.500	03/20/49	1,220,964
1,702,871	5.000	03/20/49	1,829,984
2,104,575	4.000	04/20/49	2,227,573
1,310,672	4.000	05/20/49	1,386,453
268,847	5.000	06/20/49	288,684
3,910,947	3.000	07/20/49	4,092,231
838,644	4.500	10/20/49	895,057
54,000,000	2.500	TBA-30yr(e)	55,884,821
14,000,000	3.000	TBA-30yr(e)	14,605,129

			125,871,330

UMBS – 21.7%
7,999,206	4.500	10/01/50	8,601,510
16	7.000	09/01/21	16
2,697	7.000	06/01/22	2,740

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,582	7.000%	07/01/22	$ 1,609
235	4.500	04/01/23	242
295	4.500	07/01/23	316
5,679	4.500	08/01/23	6,093
6,921	4.500	09/01/23	7,426
1,744	5.000	01/01/33	1,971
170,199	4.500	07/01/36	188,626
16,378	4.500	12/01/36	18,151
138,914	4.500	02/01/39	153,980
3,738	4.500	03/01/39	4,156
4,146	4.500	05/01/39	4,610
2,446	4.500	07/01/39	2,720
2,772	4.000	08/01/39	3,031
7,483	4.500	09/01/39	8,294
10,062	4.500	10/01/39	11,153
25,155	4.500	02/01/40	27,961
4,009	4.500	03/01/40	4,444
56,426	4.500	04/01/40	62,513
21,636	4.500	06/01/40	24,029
127,112	4.500	09/01/40	140,826
3,921	4.500	09/01/40	4,355
5,330	4.500	12/01/40	5,905
48,487	4.500	01/01/41	53,718
15,709	4.500	04/01/41	17,410
33,622	4.500	06/01/41	37,262
20,885	4.500	07/01/41	23,147
95,596	4.500	08/01/41	106,140
108,671	4.500	09/01/41	120,437
89,261	3.500	10/01/41	96,671
70,785	4.500	10/01/41	78,449
26,922	3.500	11/01/41	29,157
70,139	4.500	11/01/41	77,733
50,991	4.500	12/01/41	56,512

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$93,525	3.500%	01/01/42	$ 101,260
44,512	4.500	01/01/42	49,087
15,127	3.500	02/01/42	16,297
345,609	4.000	03/01/42	377,911
5,004	4.500	03/01/42	5,567
73,800	4.000	04/01/42	80,697
14,018	4.500	04/01/42	15,577
6,755	3.500	05/01/42	7,287
35,855	3.500	06/01/42	38,809
69,266	3.000	09/01/42	73,559
23,873	3.500	09/01/42	25,840
159,757	3.500	10/01/42	172,913
387,898	3.000	12/01/42	412,287
65,375	3.500	12/01/42	70,761
87,529	3.000	01/01/43	94,077
31,729	3.000	02/01/43	34,102
224,972	3.500	02/01/43	243,122
861,552	3.000	03/01/43	927,073
808,864	3.500	03/01/43	871,887
929,423	3.000	04/01/43	1,000,105
773,274	3.500	04/01/43	829,765
336,771	2.500	05/01/43	351,185
1,130,626	3.000	05/01/43	1,216,608
151,056	3.500	05/01/43	162,327
40,274	3.000	06/01/43	43,337
657,715	3.500	06/01/43	708,644
336,270	3.000	07/01/43	361,844
2,041,209	3.500	07/01/43	2,194,337
1,006,475	3.500	08/01/43	1,080,322
33,724	3.500	09/01/43	36,470
72,326	3.500	01/01/44	78,195
27,242	3.500	08/01/44	29,152
42,087	3.500	09/01/44	45,282
95,792	3.500	10/01/44	104,852
40,638	5.000	12/01/44	45,440
23,461	3.500	01/01/45	25,592
328,766	4.000	02/01/45	359,536
111,105	3.500	03/01/45	120,793
57,072	3.500	04/01/45	61,132
696,202	3.500	05/01/45	762,046

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$1,464,888	4.500%	06/01/45	$ 1,616,811
84,240	3.500	07/01/45	90,075
13,270	3.500	11/01/45	14,185
343,391	4.000	11/01/45	371,362
258,942	3.500	01/01/46	277,363
607,307	3.500	03/01/46	663,897
196,768	4.000	03/01/46	212,462
87,298	3.500	04/01/46	95,418
486,407	3.500	05/01/46	521,464
120,653	4.000	06/01/46	130,101
318,885	4.500	06/01/46	347,878
322,142	3.000	07/01/46	338,821
355,322	4.000	07/01/46	383,146
177,213	3.000	08/01/46	186,388
460,939	4.000	08/01/46	497,033
780,437	3.000	09/01/46	820,846
237,763	3.000	10/01/46	250,075
251,423	4.000	10/01/46	271,111
921,391	3.000	11/01/46	972,992
400,731	3.000	12/01/46	421,480
1,649,674	3.000	01/01/47	1,735,089
75,932	3.000	02/01/47	79,863
1,282,177	4.000	02/01/47	1,383,053
974,027	4.500	02/01/47	1,075,043
238,129	3.000	04/01/47	250,856
671,226	3.500	06/01/47	709,578
262,843	4.500	11/01/47	288,076
2,215,910	4.000	02/01/48	2,397,853
10,410	4.500	02/01/48	11,263
9,829	4.500	05/01/48	10,619
509,987	4.500	05/01/48	563,686
724,238	3.500	06/01/48	765,626
682,021	4.500	07/01/48	733,641
938,212	4.500	08/01/48	1,008,405
986,526	4.500	08/01/48	1,060,129
175,047	4.500	09/01/48	188,118

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$791,813	4.500%	09/01/48	$ 851,681
11,618	4.500	10/01/48	12,837
1,704,809	3.500	11/01/48	1,802,232
1,075,055	4.500	11/01/48	1,156,237
10,542	4.500	11/01/48	11,316
2,403,695	5.000	11/01/48	2,698,340
824,987	4.500	12/01/48	886,180
2,503,470	4.000	01/01/49	2,710,980
1,379,629	4.500	01/01/49	1,481,811
1,968,202	4.500	02/01/49	2,114,790
2,158,581	4.500	04/01/49	2,318,414
8,424	4.500	05/01/49	9,060
1,162,838	3.500	07/01/49	1,248,322
749,757	3.500	08/01/49	805,202
2,554,173	3.000	09/01/49	2,717,489
10,371	4.500	11/01/49	11,154
977,973	4.500	01/01/50	1,050,387
17,575	4.500	02/01/50	18,901
1,999,989	3.000	03/01/50	2,105,195
981,747	4.500	04/01/50	1,055,131
9,985,773	2.500	07/01/51	10,400,223

			79,428,078

UMBS, 30 Year, Single Family(e) – 26.2%
61,000,000	2.000	TBA-30yr	61,634,730
4,000,000	1.500	TBA-30yr	3,922,532
9,000,000	2.500	TBA-30yr	9,284,765
15,000,000	3.000	TBA-30yr	15,637,503
5,000,000	4.500	TBA-30yr	5,385,542

			95,865,072

TOTAL FEDERAL AGENCIES (Cost $348,154,412)			$ 354,628,951

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $381,883,128)			$ 390,407,966

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 8.9%
Collateralized Loan Obligations(c) – 6.8%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	1.223%	06/15/28	$ 1,300,412
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	1.226	05/17/31	798,929
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (-1x 3M USD LIBOR + 1.180%)
2,750,000	1.300	07/20/34	2,750,000
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
600,000	3.218	07/20/30	599,383
Crown City CLO I Series 2020-1A, Class C (3M USD LIBOR + 4.620%)
2,500,000	4.808	07/20/30	2,500,662
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
127,035	1.434	07/15/26	127,039
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
1,500,000	1.424	04/15/33	1,505,608
HalseyPoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
1,850,000	2.048	07/20/31	1,856,562
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (-1x 3M USD LIBOR + 1.200%)
3,650,000	1.340	07/25/34	3,650,000
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,452,278	0.990	01/18/28	1,450,699
Nassau Ltd. Series 2019-IA, Class ANA (3M USD LIBOR + 1.510%)
1,000,000	1.694	04/15/31	1,000,022
Shackleton 2019-XIV CLO Ltd. Series 2019-14A, Class A1R (-1x 3M USD LIBOR + 1.200%)
2,750,000	1.320	07/20/34	2,750,000
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	1.588	01/21/31	843,521
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	1.988	01/21/31	543,930
Towd Point Mortgage Trust Series 2016-4, Class M1
100,000	3.250	07/25/56	105,285
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,100,000	1.304	10/22/29	2,100,149

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (b)– (continued)
Collateralized Loan Obligations(c) – (continued)
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
$925,000	2.739%	07/28/30	$ 925,796

			24,807,997

Student Loan – 2.1%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
239,305	0.792	12/26/35	237,896
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1M USD LIBOR + 1.200%)
1,470,830	1.292	12/27/66	1,510,218
Goal Capital Funding Trust Series 2010-1, Class A(c) (3M USD LIBOR + 0.700%)
928,430	0.847	08/25/48	927,005
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
905,221	1.197	05/25/34	909,356
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
662,786	1.076	07/25/45	665,270
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1M USD LIBOR + 0.590%)
2,912,272	0.682	08/25/40	2,917,843
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
672,463	1.242	09/25/65	681,680

			7,849,268

TOTAL ASSET-BACKED SECURITIES (Cost $32,456,531)			$ 32,657,265

U.S. Treasury Obligations – 23.6%
United States Treasury Bills(f)
$20,000,000	0.000%	07/22/21	$ 19,999,444
15,000,000	0.000	09/16/21	14,998,556
12,000,000	0.000	09/23/21	11,998,600
20,000,000	0.000	12/02/21	19,995,580
United States Treasury Notes
3,790,000	0.375	12/31/25	3,717,753
40,000	0.500	02/28/26	39,397
7,800,000	0.750	03/31/26	7,765,875
3,710,000	1.125 (g)	02/29/28	3,699,566

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

United States Treasury Notes – (continued)
$3,910,000	1.250%	03/31/28	$ 3,925,884

TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,160,385)			$ 86,140,655

Shares	Dividend Rate		Value

Investment Company(h) – 10.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
$37,570,805	0.026%		$ 37,570,805
(Cost $37,570,805)

TOTAL INVESTMENTS – 149.5% (Cost $538,070,849)			$ 546,776,691

LIABILITIES IN EXCESS OF OTHER ASSETS – (49.5)%			(181,064,629)

NET ASSETS – 100.0%			$ 365,712,062

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2021.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $166,355,022 which represents approximately 45.5% of the Fund’s net assets as of June 30, 2021.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.500%	TBA-30yr	07/21/21	$(1,000,000)	$(1,065,967)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	07/14/21	(4,000,000)	(4,209,998)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	07/14/21	(5,000,000)	(5,323,827)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	08/12/21	(3,000,000)	(3,196,875)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	07/14/21	(18,000,000)	(19,365,452)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	07/14/21	(1,000,000)	(1,095,492)

TOTAL (Proceeds Receivable: $(34,346,446))					$(34,257,611)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	13	09/21/21	$1,913,641	$28,007
20 Year U.S. Treasury Bonds	34	09/21/21	5,465,500	100,121
5 Year U.S. Treasury Notes	9	09/30/21	1,110,867	1,673
10 Year U.S. Treasury Notes	13	09/21/21	1,722,500	2,213

Total				$132,014

Short position contracts:
2 Year U.S. Treasury Notes	(60)	09/30/21	(13,219,219)	15,898

TOTAL FUTURES CONTRACTS				$147,912

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(a)	3M LIBOR(a)	07/25/24	$16,200		$577	$5,438	$(4,861)
3M LIBOR(a)	0.500%(b)	09/15/26	80	(c)	(2,050)	(1,625)	(425)
3M LIBOR(a)	2.209(b)	02/25/31	3,640	(c)	50,202	(14,762)	64,964
2.431(b)	3M LIBOR(a)	02/25/36	4,490	(c)	(66,488)	8,014	(74,502)

TOTAL					$(17,759)	$(2,935)	$(14,824)

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(b)	Credit Spread at June 30, 2021(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
Markit CMBX Series 11	3.000	3.624%	Citibank NA	11/18/54	$1,500	$(50,444)	$(215,368)	$164,924
Markit CMBX Series 8	3.000	7.915	Citibank NA	10/17/57	2,200	(307,813)	(502,527)	194,714
Markit CMBX Series 10	3.000	4.922	JPMorgan Securities, Inc.	11/17/59	2,450	(215,089)	(7,162)	(207,927)
Markit CMBX Series 11	2.000	1.946	JPMorgan Securities, Inc.	11/18/54	2,500	8,508	(384,644)	393,152
Markit CMBX Series 11	3.000	3.624	JPMorgan Securities, Inc.	11/18/54	2,400	(80,884)	(31,890)	(48,994)
Markit CMBX Series 9	3.000	5.047	JPMorgan Securities, Inc.	09/17/58	1,200	(92,600)	(5,397)	(87,203)
Markit CMBX Series 10	3.000	4.922	MS & Co. Int. PLC	11/17/59	400	(35,150)	(63,198)	28,048

TOTAL						$(773,472)	$(1,210,186)	$436,714

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made monthly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Deutsche Bank AG (London)	0.830%	04/20/2022	7,650,000	$7,650,000	$38,421	$55,239	$(16,818)
1Y IRS	JPMorgan Securities, Inc.	1.053	06/21/2022	2,370,000	2,370,000	17,791	21,146	(3,355)
6M IRS	BofA Securities LLC	0.632	12/23/2021	3,850,000	3,850,000	9,383	10,763	(1,380)

				13,870,000	$13,870,000	$65,595	$87,148	$(21,553)

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
6M IRS	JPMorgan Securities, Inc.	0.750%	08/10/2021	4,580,000	$4,580,000	$56,583	$23,358	$33,225

Total purchased option contracts				18,450,000	$18,450,000	$122,178	$110,506	$11,672

Written option contracts
Calls
6M IRS	Citibank NA	0.856	11/22/2021	(9,230,000)	(9,230,000)	(28,030)	(31,843)	3,813
1Y IRS	Deutsche Bank AG (London)	0.630	04/20/2022	(11,480,000)	(11,480,000)	(29,031)	(46,077)	17,046
1Y IRS	JPMorgan Securities, Inc.	1.378	06/21/2022	(1,250,000)	(1,250,000)	(19,497)	(21,168)	1,671
6M IRS	BofA Securities LLC	1.297	12/23/2021	(1,250,000)	(1,250,000)	(11,740)	(10,760)	(980)

				(23,210,000)	$(23,210,000)	$(88,298)	$(109,848)	$21,550

Puts
6M IRS	JPMorgan Securities, Inc.	0.878	08/10/2021	(4,580,000)	(4,580,000)	(33,366)	(14,198)	(19,168)
6M IRS	JPMorgan Securities, Inc.	1.006	08/10/2021	(4,580,000)	(4,580,000)	(16,895)	(9,160)	(7,735)

				(9,160,000)	$(9,160,000)	$(50,261)	$(23,358)	$(26,903)

Total written option contracts				(32,370,000)	$(32,370,000)	$(138,559)	$(133,206)	$(5,353)

TOTAL				(13,920,000)	$(13,920,000)	$(16,381)	$(22,700)	$6,319

Abbreviations:
6M IRS — 6 Months Interest Rate Swaptions
1Y IRS — 1 Year Interest Rate Swaptions
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

1. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield Floating Rate Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contract. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and net price (including interest), under the terms of a Master Repurchase Agreement (“ MRA”). The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income
Sovereign Debt Obligations	$—	$862,309,063	$—
Corporate Obligations	—	317,901,144	—
U.S. Government Agencies	—	936,475	—
Structured Notes	—	19,175,111	—
Investment Company	59,771,319	—	—

Total	$59,771,319	$1,200,321,793	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,072,254	$—
Futures Contracts(a)	2,474,886	—	—
Interest Rate Swap Contracts(a)	—	2,364,542	—
Credit Default Swap Contracts(a)	—	2,954,825	—
Options Purchased	—	74,498	—

Total	$2,474,886	$10,466,119	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(6,541,941)	$—
Futures Contracts(a)	(354,024)	—	—
Interest Rate Swap Contracts(a)	—	(1,475,190)	—
Credit Default Swap Contracts(a)	—	(474,972)	—
Written option contracts	—	(93,257)	—

Total	$(354,024)	$(8,585,360)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$79,052,889	$—
Corporate Obligations	—	2,038,434,867	—
Common Stock and/or Other Equity Investment
North America	8,388,103	6,181,428	—
Warrants	—	88,780	—
Exchange Traded Fund	16,530,130	—	—
Securities Lending Reinvestment Vehicle	41,639,079	—	—

Total	$66,517,312	$2,123,757,964	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$556,494	$—
Futures Contracts	410,370	—	—
Credit Default Swap Contracts	—	2,767,618	—
Total Return Swap Contracts	—	205,597	—

Total	$410,370	$3,529,709	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD (continued)

Investment Type	Level 1	Level 2	Level 3

Liabilities(a)
Futures Contracts	$(608,981)	$—	$—
Credit Default Swap Contracts	—	(34,603)	—

Total	$(608,981)	$(34,603)	$—

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$2,108,862,824	$17,588,008
Corporate Obligations	—	131,603,985	—
Asset-Backed Securities	—	24,487,777	—
Unfunded Loan Commitments	—	6,621	—
Common Stock and/or Other Equity Investments
Europe	—	6,662,949	—
North America	3,182,287	1,411,449	406,873
Warrants	—	170,545	16,275
Exchange Traded Funds	68,155,312	—	—
Investment Company	311,170,652	—	—
Securities Lending Reinvestment Vehicle	1,587,100	—	—

Total	$384,095,351	$2,273,206,150	$18,011,156

Liabilities
Fixed Income
Unfunded Loan Commitment	$—	$(10,609)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$350,256	$—
Futures Contracts	127,875	—	—
Total Return Swap Contracts	—	159,850	—

Total	$127,875	$510,106	$—

Liabilities(a)
Futures Contracts	$(517,382)	$—	$—

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$534,138,336	$—
Foreign Debt Obligations	—	22,301,128	—
Municipal Debt Obligations	—	5,275,544	—
U.S. Treasury Obligations	893,375	—	—
Investment Company	10,257,814	—	—

Total	$11,151,189	$561,715,008	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$504,576	$—
Futures Contracts	2,558,276	—	—
Interest Rate Swap Contracts	—	91,239	—
Credit Default Swap Contracts	—	1,532,526	—

Total	$2,558,276	$2,128,341	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(232,295)	$—
Futures Contracts	(173,872)	—	—
Interest Rate Swap Contracts	—	(114,429)	—
Credit Default Swap Contracts	—	(16,276)	—

Total	$(173,872)	$(363,000)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$57,327,913	$—
Corporate Obligations	—	2,460,024	—
Structured Notes	—	8,792,967	—
U.S. Treasury Obligations	101,679	—	—
Investment Company	7,658,926	—	—

Total	$7,760,605	$68,580,904	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,379,284	$—
Futures Contracts(a)	144,685	—	—
Interest Rate Swap Contracts(a)	—	609,028	—
Credit Default Swap Contracts(a)	—	75,337	—
Options Purchased	—	9,377	—

Total	$144,685	$2,073,026	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,270,206)	$—
Futures Contracts(a)	(145,523)	—	—
Interest Rate Swap Contracts(a)	—	(273,660)	—
Options Written	—	(11,915)	—

Total	$(145,523)	$(1,555,781)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$390,407,966	$—
Asset-Backed Securities	—	32,657,265	—
U.S. Treasury Obligations	86,140,655	—	—
Investment Company	37,570,805	—	—

Total	$123,711,460	$423,065,231	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(34,257,610)	$—

Total	$—	$(34,257,610)	$—

Derivative Type

Assets
Futures Contracts(a)	$147,912	$—	$—
Interest Rate Swap Contracts(a)	—	64,964	—
Credit Default Swap Contracts(a)	—	780,838	—
Options Purchased	—	122,178	—

Total	$147,912	$967,980	$—

Liabilities
Interest Rate Swap Contracts(a)	$—	$(79,788)	$—
Credit Default Swap Contracts(a)	—	(344,124)	—
Written option contracts	—	(138,559)	—

Total	$—	$(562,471)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Local Emerging Markets Debt Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.